UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following four semi-annual reports to shareholders for the period ended April 30, 2022:

•Seaport Long/Short Fund

•Emerging Market Equity Fund

•Balanced Fund

•Diversified Macro Fund

Semiannual report
John Hancock
Seaport Long/Short Fund
Alternative
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
98	Financial statements
102	Financial highlights
107	Notes to financial statements
121	Statement regarding liquidity risk management
123	More information
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2022 (% of net assets)

Common stocks	57.1
Financials	14.2
Health care	13.0
Information technology	10.6
Industrials	4.9
Energy	4.2
Materials	2.4
Communication services	2.3
Consumer discretionary	2.2
Utilities	2.0
Consumer staples	0.8
Real estate	0.5
Purchased options	1.1
Preferred securities	0.9
Exchange-traded funds	0.4
Short-term investments and other	40.5
TOTAL	100.0

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
The Charles Schwab Corp.	1.1
Vertex Pharmaceuticals, Inc.	1.0
Eli Lilly & Company	1.0
Fluor Corp.	0.9
Intact Financial Corp.	0.9
FleetCor Technologies, Inc.	0.8
Mastercard, Inc., Class A	0.7
Marvell Technology, Inc.	0.7
Airbnb, Inc., Class A	0.6
AstraZeneca PLC	0.6
TOTAL	8.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

COUNTRY COMPOSITION AS OF 4/30/2022 (% of net assets)
United States	76.6
United Kingdom	3.4
Canada	2.4
Japan	2.0
China	1.8
Ireland	1.7
Switzerland	1.4
India	1.3
France	1.3
Other countries	8.1
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)
Class A	-12.25	3.33	3.39	-11.72	17.79	32.16
Class C1	-9.20	3.63	3.33	-8.30	19.54	31.46
Class I2	-7.40	4.70	4.35	-6.97	25.82	42.82
Class R6[2]	-7.32	4.81	4.49	-6.97	26.48	44.33
Class NAV[2]	-7.31	4.83	4.50	-6.89	26.60	44.48
Index†	-3.52	10.17	8.72	-11.30	62.26	101.14
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.93	2.63	1.63	1.52	1.51
Net (%)	1.92	2.62	1.62	1.51	1.50
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-13	13,146	13,146	20,114
Class I2	12-20-13	14,282	14,282	20,114
Class R6[2]	12-20-13	14,433	14,433	20,114
Class NAV[2]	12-20-13	14,448	14,448	20,114
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$929.30	$9.23	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class C	Actual expenses/actual returns	1,000.00	925.60	12.56	2.63%
	Hypothetical example	1,000.00	1,011.80	13.12	2.63%
Class I	Actual expenses/actual returns	1,000.00	930.30	7.80	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%
Class R6	Actual expenses/actual returns	1,000.00	930.30	7.32	1.53%
	Hypothetical example	1,000.00	1,017.20	7.65	1.53%
Class NAV	Actual expenses/actual returns	1,000.00	931.10	7.28	1.52%
	Hypothetical example	1,000.00	1,017.30	7.60	1.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 57.1%		$594,535,130
(Cost $624,922,274)
Communication services 2.3%		24,157,483
Diversified telecommunication services 0.2%
Telkom Indonesia Persero Tbk PT	7,442,200	2,369,303
Interactive media and services 1.2%
Alphabet, Inc., Class A (A)	1,340	3,058,135
Alphabet, Inc., Class C (A)	251	577,132
Baidu, Inc., Class A (A)	38,578	615,076
Bumble, Inc., Class A (A)	23,559	565,180
CarGurus, Inc. (A)	63,457	2,073,775
Meta Platforms, Inc., Class A (A)	22,486	4,507,768
Snap, Inc., Class A (A)	18,057	513,902
Media 0.5%
Cardlytics, Inc. (A)	30,585	1,043,866
DISH Network Corp., Class A (A)	42,906	1,223,250
Publicis Groupe SA	51,174	3,072,317
Wireless telecommunication services 0.4%
Bharti Airtel, Ltd. (A)	243,420	2,337,760
T-Mobile US, Inc. (A)	17,866	2,200,019
Consumer discretionary 2.2%		22,386,226
Automobiles 0.1%
Mahindra & Mahindra, Ltd.	38,161	458,121
XPeng, Inc., A Shares (A)	2,350	29,201
XPeng, Inc., ADR (A)	8,980	220,998
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (B)(C)	1,414,258	85,558
Hotels, restaurants and leisure 0.6%
Airbnb, Inc., Class A (A)	43,369	6,644,564
Bloomberry Resorts Corp. (A)	67,425	7,776
Household durables 0.4%
Midea Group Company, Ltd., Class A	55,200	473,777
Panasonic Holdings Corp.	174,562	1,555,905
Skyline Champion Corp. (A)	32,196	1,643,284
Internet and direct marketing retail 0.9%
Alibaba Group Holding, Ltd. (A)	25,460	310,553
Amazon.com, Inc. (A)	2,525	6,276,216
Etsy, Inc. (A)	29,295	2,730,001
Specialty retail 0.2%
Ulta Beauty, Inc. (A)	4,915	1,950,272
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Consumer staples 0.8%		$8,619,973
Food products 0.0%
WH Group, Ltd. (B)	27,500	18,991
Personal products 0.3%
Unilever PLC	67,326	3,129,994
Tobacco 0.5%
Imperial Brands PLC	262,832	5,470,988
Energy 4.2%		43,702,981
Energy equipment and services 1.2%
Baker Hughes Company	73,215	2,271,129
China Oilfield Services, Ltd., H Shares	30,200	30,918
NOV, Inc.	143,837	2,607,765
Patterson-UTI Energy, Inc.	50,381	828,264
Schlumberger NV	100,826	3,933,222
Subsea 7 SA	346,690	2,841,574
Tenaris SA, ADR	15,123	456,412
Oil, gas and consumable fuels 3.0%
ARC Resources, Ltd.	343,343	4,760,004
Banpu PCL	61,300	21,841
Beach Energy, Ltd.	20,075	22,888
Chesapeake Energy Corp.	36,524	2,995,698
CONSOL Energy, Inc. (A)	6,636	315,542
Cosan SA	688,213	2,923,264
Coterra Energy, Inc.	120,777	3,477,170
Peabody Energy Corp. (A)	8,546	193,481
PetroChina Company, Ltd., Class A	29,900	24,234
Petroleo Brasileiro SA, ADR	92,987	1,261,834
Pioneer Natural Resources Company	15,109	3,512,389
Reliance Industries, Ltd.	40,350	1,466,930
SK Innovation Company, Ltd. (A)	8,084	1,286,618
S-Oil Corp.	387	31,664
Thungela Resources, Ltd. (A)	247,999	4,236,815
Viper Energy Partners LP	128,196	3,683,071
Whitehaven Coal, Ltd.	151,499	520,254
Financials 14.2%		148,008,810
Banks 6.2%
ABN AMRO Bank NV (B)	217,414	2,702,709
AIB Group PLC	1,515,939	3,292,824
Amerant Bancorp, Inc.	28,288	752,178
Ameris Bancorp	94,768	3,951,826
Australia & New Zealand Banking Group, Ltd.	83,243	1,584,047
Axis Bank, Ltd. (A)	101,668	960,219
Banco Bradesco SA, ADR	61,565	221,634
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Banco do Brasil SA	30,800	$206,955
Bangkok Bank PCL	6,100	23,008
Bank Rakyat Indonesia Persero Tbk PT	638,600	212,773
BAWAG Group AG (A)(B)	109,204	5,185,427
Commerzbank AG (A)	391,872	2,558,268
East West Bancorp, Inc.	15,033	1,071,853
Erste Group Bank AG	72,217	2,248,531
First Busey Corp.	45,107	1,013,554
First Republic Bank	32,558	4,858,305
Fukuoka Financial Group, Inc.	128,700	2,351,514
Home BancShares, Inc.	101,779	2,200,462
KB Financial Group, Inc.	1,060	49,316
KBC Ancora	10,851	439,016
Kotak Mahindra Bank, Ltd.	136,004	3,152,190
M&T Bank Corp.	7,105	1,183,977
Mitsubishi UFJ Financial Group, Inc.	348,089	2,023,571
Mizrahi Tefahot Bank, Ltd.	6,820	252,270
Nordea Bank ABP	235,831	2,383,408
Popular, Inc.	24,942	1,945,227
Security Bank Corp.	15,000	29,507
Sumitomo Mitsui Financial Group, Inc.	680	20,545
Svenska Handelsbanken AB, A Shares	138,034	1,392,255
Synovus Financial Corp.	108,461	4,505,470
The PNC Financial Services Group, Inc.	4,423	734,660
Triumph Bancorp, Inc. (A)	6,615	459,346
UniCredit SpA	382,263	3,537,874
United Community Banks, Inc.	55,682	1,678,255
United Overseas Bank, Ltd.	43,400	929,031
Western Alliance Bancorp	59,637	4,538,972
Capital markets 3.5%
Allfunds Group PLC	91,505	784,428
Anima Holding SpA (B)	217,350	1,059,089
Ares Management Corp., Class A	74,244	4,916,438
Hamilton Lane Alliance Holdings I, Inc. (A)	174,158	1,729,389
Morgan Stanley	70,734	5,700,453
Perella Weinberg Partners	55,100	424,821
Raymond James Financial, Inc.	22,219	2,165,464
Rothschild & Company	16,824	659,146
S&P Global, Inc.	9,221	3,471,707
StepStone Group, Inc., Class A	14,612	374,359
The Charles Schwab Corp.	165,128	10,952,936
The Goldman Sachs Group, Inc.	3,224	984,900
Tradeweb Markets, Inc., Class A	29,180	2,077,324
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Financials (continued)
Capital markets (continued)
WisdomTree Investments, Inc.	192,592	$1,122,811
Consumer finance 0.5%
American Express Company	27,742	4,846,805
SoFi Technologies, Inc. (A)	795	4,865
Diversified financial services 0.2%
Equitable Holdings, Inc.	85,291	2,458,940
Insurance 3.6%
AIA Group, Ltd.	98,953	972,090
Arch Capital Group, Ltd. (A)	94,242	4,304,032
AXA SA	115,098	3,044,920
Beazley PLC	610,081	3,286,261
Discovery, Ltd. (A)	3,456	33,183
Enstar Group, Ltd. (A)	17,712	4,175,604
Fidelity National Financial, Inc.	47,717	1,900,091
Genworth Financial, Inc., Class A (A)	64,816	240,467
Intact Financial Corp.	66,132	9,251,736
Ping An Insurance Group Company of China, Ltd., H Shares	195,780	1,237,469
T&D Holdings, Inc.	227,809	2,927,445
Talanx AG	10,180	423,281
The Progressive Corp.	27,521	2,954,655
Trupanion, Inc. (A)	37,875	2,409,608
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	188,600	2,463,116
Health care 13.0%		135,199,857
Biotechnology 5.1%
Abcam PLC (A)	21,781	337,979
Alkermes PLC (A)	59,144	1,706,304
Alnylam Pharmaceuticals, Inc. (A)	5,128	684,229
Amicus Therapeutics, Inc. (A)	140,790	996,793
Amoy Diagnostics Company, Ltd., Class A	53,844	371,479
Apellis Pharmaceuticals, Inc. (A)	52,374	2,279,840
Argenx SE, ADR (A)	8,142	2,339,359
Ascendis Pharma A/S, ADR (A)	40,730	3,717,427
BioNTech SE, ADR (A)	6,754	937,320
Blueprint Medicines Corp. (A)	23,890	1,393,982
Celldex Therapeutics, Inc. (A)	27,535	841,194
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Everest Medicines, Ltd. (A)(B)	137,528	314,958
Exact Sciences Corp. (A)	28,558	1,572,118
Galapagos NV (A)	1,238	72,687
Genmab A/S (A)	7,837	2,755,814
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Genus PLC	25,465	$800,081
Grifols SA	252,652	4,231,604
ImmunoGen, Inc. (A)	232,746	1,124,163
Ironwood Pharmaceuticals, Inc. (A)	117,277	1,407,324
Karuna Therapeutics, Inc. (A)	11,211	1,249,578
Kymera Therapeutics, Inc. (A)	33,521	1,050,883
Merus NV (A)	64,083	1,307,293
Mirati Therapeutics, Inc. (A)	25,652	1,585,037
Moderna, Inc. (A)	13,442	1,806,739
Myovant Sciences, Ltd. (A)	146,012	1,359,372
Regeneron Pharmaceuticals, Inc. (A)	1,446	953,073
Relay Therapeutics, Inc. (A)	44,969	1,071,611
Remegen Company, Ltd., H Shares (A)(B)	73,000	304,985
Sage Therapeutics, Inc. (A)	2,268	71,487
Seagen, Inc. (A)	21,238	2,782,390
Turning Point Therapeutics, Inc. (A)	35,058	1,032,108
Veracyte, Inc. (A)	16,466	337,059
Vertex Pharmaceuticals, Inc. (A)	37,728	10,308,044
Health care equipment and supplies 1.6%
Alcon, Inc.	24,962	1,782,307
Align Technology, Inc. (A)	1,638	474,873
Baxter International, Inc.	17,494	1,243,124
Becton, Dickinson and Company	4,936	1,220,130
Boston Scientific Corp. (A)	535	22,529
ConvaTec Group PLC (B)	422,315	1,117,145
Dexcom, Inc. (A)	4,735	1,934,626
DiaSorin SpA	7,530	986,368
Edwards Lifesciences Corp. (A)	15,422	1,631,339
Glaukos Corp. (A)	8,094	382,765
Haemonetics Corp. (A)	697	35,317
Hologic, Inc. (A)	21,660	1,559,303
IDEXX Laboratories, Inc. (A)	1,049	451,574
Inari Medical, Inc. (A)	307	24,775
Koninklijke Philips NV	19,685	514,391
Lifetech Scientific Corp. (A)	245,149	68,353
Quidel Corp. (A)	281	28,274
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	238,921	254,534
Smith & Nephew PLC	30,392	492,611
Stryker Corp.	9,564	2,307,411
Health care providers and services 1.3%
AdaptHealth Corp. (A)	47,470	600,970
agilon health, Inc. (A)	47,767	848,820
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Amedisys, Inc. (A)	1,196	$152,669
Anthem, Inc.	655	328,764
Cano Health, Inc. (A)	1,608	8,522
Centene Corp. (A)	28,943	2,331,359
Covetrus, Inc. (A)	1,640	22,632
Encompass Health Corp.	16,265	1,119,520
Hapvida Participacoes e Investimentos SA (B)	590,730	1,047,887
HCA Healthcare, Inc.	3,225	691,924
Humana, Inc.	4,420	1,964,955
Laboratory Corp. of America Holdings (A)	1,710	410,879
Molina Healthcare, Inc. (A)	499	156,412
Owens & Minor, Inc.	30,654	1,087,910
UnitedHealth Group, Inc.	6,049	3,076,219
Health care technology 0.0%
Health Catalyst, Inc. (A)	4,349	72,367
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	346	41,267
Bio-Techne Corp.	3,015	1,144,765
Danaher Corp.	12,047	3,025,363
ICON PLC (A)	14,606	3,304,023
Lonza Group AG	2,667	1,572,553
NanoString Technologies, Inc. (A)	28,056	526,892
NeoGenomics, Inc. (A)	21,888	206,842
Syneos Health, Inc. (A)	996	72,798
Tecan Group AG	2,640	793,367
Thermo Fisher Scientific, Inc.	136	75,197
Waters Corp. (A)	127	38,484
WuXi AppTec Company, Ltd., H Shares (B)	44,679	607,714
Pharmaceuticals 3.9%
Aclaris Therapeutics, Inc. (A)	107,505	1,324,462
Astellas Pharma, Inc.	122,165	1,860,049
AstraZeneca PLC	48,391	6,457,357
Bristol-Myers Squibb Company	8,905	670,279
Chugai Pharmaceutical Company, Ltd.	62,100	1,860,836
CSPC Pharmaceutical Group, Ltd.	944,973	966,089
Daiichi Sankyo Company, Ltd.	86,497	2,177,899
Eisai Company, Ltd.	38,395	1,672,138
Elanco Animal Health, Inc. (A)	25,531	646,190
Eli Lilly & Company	35,192	10,280,639
Hikma Pharmaceuticals PLC	24,381	572,720
Hypera SA	14,103	106,743
Intra-Cellular Therapies, Inc. (A)	25,234	1,277,093
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	429	$77,417
Nippon Shinyaku Company, Ltd.	1,308	88,465
Novartis AG	19,996	1,767,031
Ono Pharmaceutical Company, Ltd.	81,908	2,104,261
Pfizer, Inc.	56,297	2,762,494
Roche Holding AG	3,581	1,327,884
UCB SA	9,866	1,121,494
Zoetis, Inc.	6,269	1,111,180
Industrials 4.9%		51,481,274
Aerospace and defense 0.7%
Babcock International Group PLC (A)	594,679	2,270,458
BWX Technologies, Inc.	24,346	1,264,044
Dassault Aviation SA	13,855	2,324,940
Lockheed Martin Corp.	3,345	1,445,441
Building products 0.3%
Johnson Controls International PLC	59,899	3,586,153
Commercial services and supplies 0.5%
Aker Carbon Capture ASA (A)	185,497	374,746
Aris Water Solution, Inc., Class A	68,965	1,168,267
Serco Group PLC	1,667,814	3,153,973
Construction and engineering 0.2%
China Railway Group, Ltd., Class A	1,131,237	1,212,793
Fluor Corp. (A)	45,776	1,132,956
Metallurgical Corp. of China, Ltd., Class A	33,100	17,477
Electrical equipment 0.4%
Contemporary Amperex Technology Company, Ltd., Class A	22,888	1,399,236
Fluence Energy, Inc. (A)	3,300	30,261
Generac Holdings, Inc. (A)	3,954	867,429
Schneider Electric SE	11,984	1,719,334
Zhejiang HangKe Technology, Inc., Company, Class A	43,127	283,251
Industrial conglomerates 0.2%
Siemens AG	12,910	1,587,349
Machinery 0.9%
CNH Industrial NV	156,100	2,211,357
Sany Heavy Industry Company, Ltd., Class A	369,600	919,655
Sembcorp Marine, Ltd. (A)	213,700	16,756
SKF AB, B Shares	142,983	2,335,296
The Japan Steel Works, Ltd.	49,900	1,404,414
The Middleby Corp. (A)	10,534	1,621,077
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	4,000	26,425
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Industrials (continued)
Machinery (continued)
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	989,000	$864,519
Marine 0.4%
Irish Continental Group PLC (A)	966,798	3,916,237
Road and rail 0.7%
ALD SA (B)	196,367	2,670,195
Uber Technologies, Inc. (A)	157,699	4,964,365
Trading companies and distributors 0.6%
AerCap Holdings NV (A)	47,797	2,232,598
Applied Industrial Technologies, Inc.	29,796	3,119,343
WESCO International, Inc. (A)	10,613	1,308,158
Transportation infrastructure 0.0%
Malaysia Airports Holdings BHD (A)	20,848	32,771
Information technology 10.6%		110,261,336
Communications equipment 0.6%
Arista Networks, Inc. (A)	49,228	5,689,280
IT services 4.1%
Accenture PLC, Class A	12,196	3,663,191
Block, Inc. (A)	34,376	3,421,787
FleetCor Technologies, Inc. (A)	34,980	8,728,210
Genpact, Ltd.	4,410	177,591
Global Payments, Inc.	30,879	4,229,805
GoDaddy, Inc., Class A (A)	58,999	4,767,709
Mastercard, Inc., Class A	21,262	7,726,186
MongoDB, Inc. (A)	7,638	2,710,955
Nuvei Corp. (A)	66,805	3,735,068
Snowflake, Inc., Class A (A)	6,101	1,045,955
Twilio, Inc., Class A (A)	20,708	2,315,569
Visa, Inc., Class A	2,277	485,297
Semiconductors and semiconductor equipment 2.6%
Advanced Micro Devices, Inc. (A)	39,926	3,414,472
ASML Holding NV, NYRS	2,374	1,338,390
Intel Corp.	65,244	2,843,986
KLA Corp.	10,151	3,240,808
Marvell Technology, Inc.	122,494	7,114,452
Micron Technology, Inc.	58,306	3,975,886
NVIDIA Corp.	15,070	2,795,033
Rohm Company, Ltd.	7,477	522,350
STMicroelectronics NV	35,902	1,326,477
Software 3.2%
Adobe, Inc. (A)	3,968	1,571,130
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	4,660	$1,047,708
Ceridian HCM Holding, Inc. (A)	52,406	2,941,549
Dynatrace, Inc. (A)	121,465	4,659,397
Five9, Inc. (A)	6,944	764,534
HubSpot, Inc. (A)	14,761	5,600,766
Intuit, Inc.	6,780	2,839,125
Jamf Holding Corp. (A)	2,548	78,478
Lightspeed Commerce, Inc. (A)	100,449	2,245,035
Olo, Inc., Class A (A)	37,879	404,927
Palo Alto Networks, Inc. (A)	9,081	5,096,984
Samsara, Inc., Class A (A)	84,980	1,048,653
ServiceNow, Inc. (A)	6,592	3,151,635
Venustech Group, Inc., Class A	76,177	200,965
Workday, Inc., Class A (A)	10,099	2,087,463
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	23,540	1,254,530
Materials 2.4%		24,995,376
Chemicals 0.6%
Cabot Corp.	32,526	2,141,837
Guangzhou Tinci Materials Technology Company, Ltd., Class A (A)	2,140	24,006
Livent Corp. (A)	88,248	1,884,977
Shanghai Putailai New Energy Technology Company, Ltd., Class A (A)	6,993	124,073
Sinoma Science & Technology Company, Ltd., Class A	292,800	892,109
Yunnan Energy New Material Company, Ltd., Class A (A)	24,200	737,072
Construction materials 0.1%
Anhui Conch Cement Company, Ltd., H Shares	266,106	1,446,028
China National Building Material Company, Ltd., H Shares	26,764	35,618
Metals and mining 1.7%
Angang Steel Company, Ltd., H Shares	60,000	26,246
Anglo American PLC	9,761	432,324
Baoshan Iron & Steel Company, Ltd., Class A	1,000,800	973,965
Barrick Gold Corp.	209,570	4,675,507
Endeavour Mining PLC	39,324	962,400
Ganfeng Lithium Company, Ltd., Class A	77,000	1,277,019
Ganfeng Lithium Company, Ltd., H Shares (B)	78,990	945,448
Glencore PLC (A)	929,156	5,725,147
Gold Fields, Ltd., ADR	196,351	2,636,994
Vale SA, ADR	1,733	29,270
Zijin Mining Group Company, Ltd., H Shares	17,400	25,336
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Real estate 0.5%		$4,797,145
Equity real estate investment trusts 0.5%
Medical Properties Trust, Inc.	259,167	4,766,081
Real estate management and development 0.0%
BR Properties SA	17,198	31,064
Utilities 2.0%		20,924,669
Electric utilities 1.4%
American Electric Power Company, Inc. (E)	31,447	3,116,712
Constellation Energy Corp.	13,697	810,999
Enel SpA	324,460	2,109,929
Exelon Corp.	38,329	1,793,031
Korea Electric Power Corp. (A)	1,296	23,650
Power Grid Corp. of India, Ltd.	1,227,671	3,669,174
Public Power Corp. SA (A)	311,062	2,490,460
Gas utilities 0.0%
China Gas Holdings, Ltd.	356,015	433,970
Independent power and renewable electricity producers 0.3%
China Longyuan Power Group Corp., Ltd., H Shares	453,500	874,717
NTPC, Ltd.	990,902	2,015,746
Multi-utilities 0.3%
Sempra Energy	20,464	3,302,071
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo, ADR	31,614	284,210
Preferred securities 0.9%		$9,841,292
(Cost $8,125,088)
Industrials 0.9%		9,841,292
Construction and engineering 0.9%

Fluor Corp., 6.500% (B)	7,809	9,841,292
Exchange-traded funds 0.4%		$3,622,935
(Cost $3,681,394)
VanEck Gold Miners ETF	103,542	3,622,935
Warrants 0.0%		$10,139
(Cost $60,949)
Ribbit LEAP, Ltd., Class A (Expiration Date: 9-9-25; Strike Price: $11.50) (A)	20,269	10,139

18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Purchased options 1.1%		$11,146,131
(Cost $12,321,642)
Calls 0.2%		1,559,147
Exchange Traded Option on Block, Inc. (Expiration Date: 6-17-22; Strike Price: $220.00; Notional Amount: 23,000) (A)	230	1,840
Exchange Traded Option on Fidelity National Information Services, Inc. (Expiration Date: 7-15-22; Strike Price: $135.00; Notional Amount: 35,100) (A)	351	12,285
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 6-17-22; Strike Price: $40.00; Notional Amount: 264,500) (A)	2,645	17,193
Exchange Traded Option on Fleetcor Technologies, Inc. (Expiration Date: 5-20-22; Strike Price: $260.00; Notional Amount: 37,100) (A)	371	228,165
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 5-20-22; Strike Price: $155.00; Notional Amount: 81,700) (A)	817	110,295
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 5-20-22; Strike Price: $165.00; Notional Amount: 11,400) (A)	114	6,270
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-16-22; Strike Price: $362.00; Notional Amount: 56,400) (A)	564	302,868
Exchange Traded Option on iShares 20+ Year Treasury Bond ETF (Expiration Date: 6-17-22; Strike Price: $126.00; Notional Amount: 111,500) (A)	1,115	172,268
Exchange Traded Option on iShares China Large-Cap ETF (Expiration Date: 5-20-22; Strike Price: $36.00; Notional Amount: 922,000) (A)	9,220	101,420
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-22; Strike Price: $4,725.00; Notional Amount: 1,600) (A)	16	47,440
Exchange Traded Option on The Goldman Sachs Group, Inc. (Expiration Date: 5-20-22; Strike Price: $405.00; Notional Amount: 11,100) (A)	111	1,443
Exchange Traded Option on VanEck Gold Miners ETF (Expiration Date: 6-17-22; Strike Price: $37.00; Notional Amount: 207,400) (A)	2,074	250,954
Exchange Traded Option on WEX, Inc. (Expiration Date: 5-20-22; Strike Price: $170.00; Notional Amount: 6,000) (A)	60	33,300
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on WEX, Inc. (Expiration Date: 5-20-22; Strike Price: $175.00; Notional Amount: 2,300) (A)	23	$9,143
Over the Counter Option on Commerzbank AG (Expiration Date: 6-17-22; Strike Price: EUR 10.00; Counterparty: Goldman Sachs International) (A)(F)	573,300	1,142
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	51,044,529	89,532
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	8,574,301	5,865
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	7,653,501	3,176
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	13,271,470	17,333
Over the Counter Option on EURO STOXX 600 Index (Expiration Date: 5-20-22; Strike Price: EUR 475.00; Counterparty: Goldman Sachs International) (A)(F)	53,327	26,274
Over the Counter Option on Standard Chartered PLC (Expiration Date: 6-17-22; Strike Price: GBP 6.40; Counterparty: Goldman Sachs International) (A)(F)	285,047	19,655
Over the Counter Option on TOPIX Banks Index (Expiration Date: 5-13-22; Strike Price: JPY 173.95; Counterparty: BNP Paribas SA) (A)(F)	4,213,525	3,547
Over the Counter Option on TOPIX Banks Index (Expiration Date: 7-11-22; Strike Price: JPY 173.93; Counterparty: BNP Paribas SA) (A)(F)	3,203,306	70,940
Over the Counter Option on TOPIX Banks Index (Expiration Date: 7-8-22; Strike Price: JPY 193.20; Counterparty: Goldman Sachs International) (A)(F)	2,170,000	94
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on UniCredit SpA (Expiration Date: 6-17-22; Strike Price: EUR 11.60; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	377,304	$17,506
Over the Counter Option on UniCredit SpA (Expiration Date: 6-17-22; Strike Price: EUR 11.60; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	198,265	9,199
Puts 0.9%		9,586,984
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 5-20-22; Strike Price: $35.00; Notional Amount: 922,400) (A)	9,224	1,093,044
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-13-22; Strike Price: $316.00; Notional Amount: 24,000) (A)	240	269,880
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 5-20-22; Strike Price: $68.00; Notional Amount: 1,529,300) (A)	15,293	2,125,727
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-17-22; Strike Price: $185.00; Notional Amount: 476,900) (A)	4,769	4,320,714
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-20-22; Strike Price: $4,150.00; Notional Amount: 5,400) (A)	54	675,000
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-20-22; Strike Price: $4,200.00; Notional Amount: 2,400) (A)	24	354,840
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-17-22; Strike Price: $4,200.00; Notional Amount: 2,600) (A)	26	511,680
Over the Counter Option on EURO STOXX 50 Index (Expiration Date: 6-17-22; Strike Price: EUR 3,325.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	4,137	199,450
Over the Counter Option on Nikkei 225 Index (Expiration Date: 5-13-22; Strike Price: JPY 25,397.28; Counterparty: Goldman Sachs International) (A)(F)	1,242	1,181
Over the Counter Option on Taiwan Stock Exchange Weighted Index (Expiration Date: 5-18-22; Strike Price: TWD 16,211.25; Counterparty: BNP Paribas SA) (A)(F)	429	2,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on USD vs. JPY (Expiration Date: 7-14-22; Strike Price: $112.50; Counterparty: Goldman Sachs International) (A)(F)	14,499,000	$7,409
Over the Counter Option on USD vs. JPY (Expiration Date: 7-7-22; Strike Price: $120.00; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	10,050,000	25,748

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 41.5%				$431,831,326
(Cost $431,827,933)
U.S. Government 33.2%				345,098,581
U.S. Cash Management Bill (E)	0.650	07-05-22	15,410,000	15,390,230
U.S. Treasury Bill (E)	0.224	05-17-22	8,750,000	8,749,316
U.S. Treasury Bill	0.235	05-03-22	6,260,000	6,259,984
U.S. Treasury Bill (E)	0.241	05-10-22	7,440,000	7,439,814
U.S. Treasury Bill (E)	0.253	05-24-22	53,785,000	53,775,551
U.S. Treasury Bill (E)	0.379	05-12-22	48,730,000	48,728,342
U.S. Treasury Bill (E)	0.384	06-07-22	80,710,000	80,676,438
U.S. Treasury Bill (E)	0.388	05-19-22	19,400,000	19,397,985
U.S. Treasury Bill	0.391	05-31-22	15,053,000	15,048,968
U.S. Treasury Bill (E)	0.500	06-21-22	23,722,000	23,703,495
U.S. Treasury Bill (E)	0.502	06-23-22	8,050,000	8,043,137
U.S. Treasury Bill	0.570	06-14-22	4,735,000	4,732,469
U.S. Treasury Bill (E)	0.631	07-07-22	27,695,000	27,657,649
U.S. Treasury Bill	0.710	06-28-22	6,260,000	6,253,830
U.S. Treasury Bill (E)	0.831	07-21-22	2,670,000	2,665,110
U.S. Treasury Bill (E)	0.971	08-11-22	2,720,000	2,712,518
U.S. Treasury Bill (E)	1.120	10-06-22	13,935,000	13,863,745

	Yield (%)	Shares	Value
Short-term funds 8.3%			86,732,745
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2918(G)	86,732,745	86,732,745

Total investments (Cost $1,080,939,280) 101.0%	$1,050,986,953
Other assets and liabilities, net (1.0%)	(10,597,032)
Total net assets 100.0%	$1,040,389,921

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

JPY	Japanese Yen
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	The rate shown is the annualized seven-day yield as of 4-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
CAC40 Index Futures	90	Short	May 2022	$(6,223,975)	$(6,149,147)	$74,828
KOSPI 200 Index Futures	7	Short	Jun 2022	(483,856)	(488,800)	(4,944)
OMXS30 Index Futures	46	Short	May 2022	(957,364)	(963,501)	(6,137)
SGX Nifty 50 Index Futures	199	Short	May 2022	(6,839,932)	(6,743,973)	95,959
						$159,706
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,995,000	USD	4,994,514	JPM	5/31/2022	—	$(49,728)
CAD	8,055,000	USD	6,284,400	JPM	5/31/2022	—	(14,417)
CAD	9,505,000	USD	7,447,927	GSI	6/15/2022	—	(49,745)
CAD	5,600,000	USD	4,435,841	MSI	6/15/2022	—	(77,102)
CHF	6,875,000	USD	7,173,938	GSI	5/31/2022	—	(97,093)
DKK	13,070,000	USD	1,882,711	SCB	5/31/2022	—	(27,014)
EUR	745,000	USD	783,917	JPM	5/31/2022	$2,945	—
EUR	2,460,000	USD	2,756,725	DB	6/15/2022	—	(156,439)
EUR	12,993,000	USD	14,124,909	MSI	6/15/2022	—	(390,958)
GBP	6,834,000	USD	8,688,836	DB	5/31/2022	—	(95,586)
GBP	1,456,000	USD	1,813,021	SCB	5/31/2022	17,792	—
GBP	10,006,000	USD	13,427,201	DB	6/15/2022	—	(844,721)
HKD	31,775,000	USD	4,051,874	GSI	5/31/2022	—	(262)
HKD	61,455,000	USD	7,857,113	BNP	6/15/2022	—	(18,403)
JPY	579,242,000	USD	4,448,045	JPM	5/31/2022	18,932	—
JPY	762,958,000	USD	5,957,164	MSI	5/31/2022	—	(73,412)
JPY	265,900,000	USD	2,172,242	BNP	6/15/2022	—	(120,448)
JPY	2,283,400,000	USD	19,893,051	MSI	6/15/2022	—	(2,273,401)
KRW	4,370,780,000	USD	3,490,341	MSI	5/31/2022	—	(30,838)
SEK	19,170,000	USD	1,971,348	BNP	5/31/2022	—	(17,782)
USD	225,111	CNY	1,495,000	MSI	6/6/2022	604	—
USD	5,755,710	EUR	5,386,000	DB	5/31/2022	67,067	—
USD	3,042,483	EUR	2,715,000	DB	6/15/2022	172,655	—
USD	9,128,089	EUR	8,357,000	MSI	6/15/2022	294,515	—
USD	4,194,056	HKD	32,890,000	GSI	5/31/2022	271	—
USD	2,428,059	HKD	18,985,000	MSI	6/15/2022	6,484	—
USD	3,297,508	INR	254,040,000	MSI	5/31/2022	—	(10,792)
USD	10,124,313	JPY	1,204,200,000	GSI	6/15/2022	832,213	—
USD	1,130,217	KRW	1,358,950,000	MSI	6/15/2022	54,423	—
						$1,467,901	$(4,348,141)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	VanEck Gold Miners ETF	USD	42.00	Jun 2022	2,074	207,400	$69,854	$(70,516)
							$69,854	$(70,516)
Puts
Exchange-traded	iShares MSCI EAFE ETF	USD	61.00	May 2022	7,842	784,200	$83,759	$(199,971)
Exchange-traded	iShares Russell 2000 ETF	USD	165.00	Jun 2022	4,769	476,900	1,141,357	(1,476,005)
Exchange-traded	Zoetis, Inc.	USD	180.00	May 2022	65	6,500	23,834	(54,275)
							$1,248,950	$(1,730,251)
							$1,318,804	$(1,800,767)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
BNP	Taiwan Stock Exchange Weighted Index	TWD	14,513.75	May 2022	429	429	$1,249	$(163)
GSI	Nikkei 225 Index	JPY	22,723.88	May 2022	1,242	1,242	349	(123)
							$1,598	$(286)
Exchange-traded	S&P 500 Index	USD	3,750.00	May 2022	54	5,400	356,923	(154,980)
							$358,521	$(155,266)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Euro STOXX 50 Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	2,638,140	May 2023	GSI	—	$67,099	$67,099
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	401,869	May 2023	GSI	—	35,757	35,757
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	211,787	May 2023	GSI	—	18,842	18,842
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	281,524	May 2023	GSI	—	$25,046	$25,046
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	778,055	May 2023	GSI	—	69,220	69,220
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	416,339	May 2023	GSI	—	37,040	37,040
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	621,194	May 2023	GSI	—	55,265	55,265
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,039,389	May 2023	GSI	—	92,481	92,481
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	727,801	May 2023	GSI	—	59,647	59,647
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.70%	Monthly	USD	1,202,267	May 2023	GSI	—	113,005	113,005
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.70%	Monthly	USD	364,646	May 2023	GSI	—	34,274	34,274
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	559,984	May 2023	GSI	—	52,641	52,641
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	242,932	May 2023	GSI	—	22,837	22,837
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	985,859	May 2023	GSI	—	92,675	92,675
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	352,747	May 2023	GSI	—	33,160	33,160
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	466,033	May 2023	GSI	—	43,809	43,809
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,608,299	May 2023	GSI	—	245,192	245,192
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	338,122	May 2023	GSI	—	31,785	31,785
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	884,967	May 2023	GSI	—	83,191	83,191
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,096,902	May 2023	GSI	—	$197,118	$197,118
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.85%	Monthly	USD	1,882,477	May 2023	GSI	—	176,940	176,940
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.85%	Monthly	USD	1,026,265	May 2023	GSI	—	96,462	96,462
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,010,636	May 2023	GSI	—	189,009	189,009
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	693,100	May 2023	GSI	—	65,155	65,155
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,832,616	May 2023	GSI	—	454,288	454,288
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,603,589	May 2023	GSI	—	244,749	244,749
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,162,297	May 2023	GSI	—	100,057	100,057
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	183,469	May 2023	GSI	—	15,794	15,794
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	582,320	May 2023	GSI	—	50,129	50,129
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,122,090	May 2023	GSI	—	96,596	96,596
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	212,844	May 2023	GSI	—	18,323	18,323
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	351,129	May 2023	GSI	—	30,227	30,227
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	335,807	May 2023	GSI	—	28,908	28,908
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	131,551	May 2023	GSI	—	11,325	11,325
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	903,195	May 2023	GSI	—	77,752	77,752
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	268,373	May 2023	GSI	—	$23,103	$23,103
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,132,142	May 2023	GSI	—	97,461	97,461
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	617,062	May 2023	GSI	—	53,120	53,120
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,231,879	May 2023	GSI	—	106,047	106,047
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	419,149	May 2023	GSI	—	36,083	36,083
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	628,089	May 2023	GSI	—	54,069	54,069
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,942,436	May 2023	GSI	—	253,302	253,302
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,198,903	May 2023	GSI	—	275,380	275,380
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.33%	Monthly	USD	7,946,078	May 2023	GSI	—	559,638	559,638
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	707,089	May 2023	GSI	—	49,845	49,845
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,362,744	May 2023	GSI	—	166,557	166,557
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,038,703	May 2023	GSI	—	214,208	214,208
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,304,779	May 2023	GSI	—	91,978	91,978
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	695,082	May 2023	GSI	—	48,998	48,998
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	860,959	May 2023	GSI	—	60,692	60,692
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	643,495	May 2023	GSI	—	45,362	45,362
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	519,421	May 2023	GSI	—	36,616	36,616
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	229,664	May 2023	GSI	—	3,476	3,476
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.05%	Monthly	USD	442,457	May 2023	GSI	—	27,434	27,434
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	224,048	May 2023	GSI	—	—	—
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.60%	Monthly	USD	982,365	May 2023	GSI	—	$84,634	$84,634
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.15%	Monthly	USD	4,559,943	May 2023	GSI	—	392,855	392,855
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.15%	Monthly	USD	476,058	May 2023	GSI	—	41,014	41,014
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	3,330,176	May 2023	GSI	—	286,906	286,906
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	3,303,649	May 2023	GSI	—	284,621	284,621
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	5,089,393	May 2023	GSI	—	438,468	438,468
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	8,092,655	May 2023	GSI	—	697,210	697,210
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	3,729,767	May 2023	GSI	—	321,332	321,332
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	545,014	May 2023	GSI	—	46,961	46,961
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,067,630	May 2023	GSI	—	91,992	91,992
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	8,860,101	May 2023	GSI	—	763,427	763,427
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,791,605	May 2023	GSI	—	499,032	499,032
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	33,196,385	May 2023	GSI	—	4,651	4,651
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	24,897,165	May 2023	GSI	$(22,283)	25,771	3,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	33,611,199	May 2023	GSI	—	$4,709	$4,709
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	41,080,299	May 2023	GSI	$(36,767)	42,522	5,755
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	31,352,838	May 2023	GSI	—	4,393	4,393
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	22,574,173	May 2023	GSI	—	3,163	3,163
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	15,333,479	May 2023	GSI	(13,724)	15,872	2,148
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	17,266,568	May 2023	GSI	—	2,419	2,419
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	19,053,623	May 2023	GSI	—	2,669	2,669
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	19,831,156	May 2023	GSI	—	2,778	2,778
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,918,134	May 2023	GSI	—	160,201	160,201
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	375,123	May 2023	GSI	—	20,594	20,594
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,244,770	May 2023	GSI	—	123,234	123,234
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,966,736	May 2023	GSI	—	162,869	162,869
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,192,615	May 2023	GSI	—	120,371	120,371
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,271,277	May 2023	GSI	—	179,588	179,588
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,160,346	May 2023	GSI	—	$283,294	$283,294
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,001,619	May 2023	GSI	—	109,886	109,886
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	8,115,997	May 2023	GSI	—	445,555	445,555
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,428,209	May 2023	JPM	—	289,831	289,831
Pay	Energy Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,022,948	May 2023	JPM	—	(30,367)	(30,367)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	228,180	May 2023	JPM	—	11,515	11,515
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,212,662	May 2023	JPM	—	61,196	61,196
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 3.96%	Monthly	USD	1,942,833	May 2023	JPM	—	275,935	275,935
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,952,990	May 2023	JPM	—	399,853	399,853
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.08%	Monthly	USD	792,435	May 2023	JPM	—	92,388	92,388
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.45%	Monthly	USD	7,833,335	May 2023	JPM	—	913,268	913,268
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	1,083,782	May 2023	JPM	—	126,355	126,355
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	374,761	May 2023	JPM	—	41,024	41,024
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	552,728	May 2023	JPM	—	60,505	60,505
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.86%	Monthly	USD	118,878	May 2023	JPM	—	13,010	13,010
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	18,041,021	May 2023	JPM	—	1,974,334	1,974,334
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	14,031,616	May 2023	JPM	—	$1,535,562	$1,535,562
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.57%	Monthly	USD	2,388,731	May 2023	JPM	—	260,990	260,990
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.57%	Monthly	USD	142,631	May 2023	JPM	—	15,584	15,584
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.20%	Monthly	USD	11,732,186	May 2023	JPM	$(331,915)	1,613,747	1,281,832
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	999,577	May 2023	JPM	—	68,965	68,965
Pay	KOSPI 200 Index	1-Month USD OBFR - 0.35%	Monthly	USD	43,883	May 2023	JPM	(3,656)	6,209	2,553
Pay	KOSPI 200 Index	1-Month USD OBFR - 0.40%	Monthly	USD	84,253	May 2023	JPM	(7,018)	11,919	4,901
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 2.33%	Monthly	USD	3,450,810	May 2023	JPM	—	718,657	718,657
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.63%	Monthly	USD	1,795,809	May 2023	JPM	—	373,990	373,990
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.32%	Monthly	USD	1,321,819	May 2023	JPM	—	275,279	275,279
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	3,706,408	May 2023	JPM	—	771,887	771,887
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	2,279,869	May 2023	JPM	—	474,800	474,800
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	525,930	May 2023	JPM	(227,518)	337,047	109,529
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	1,355,762	May 2023	JPM	—	282,347	282,347
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	790,760	May 2023	JPM	—	164,682	164,682
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	4,069,244	May 2023	JPM	—	847,450	847,450
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	1,086,922	May 2023	JPM	—	226,360	226,360
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	6,437,141	May 2023	JPM	—	1,340,582	1,340,582
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	4,209,305	May 2023	JPM	—	876,619	876,619
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	414,030	May 2023	JPM	—	86,225	86,225
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.32%	Monthly	USD	2,611,000	May 2023	JPM	—	543,760	543,760
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	2,920,671	May 2023	JPM	—	$462,722	$462,722
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	758,518	May 2023	JPM	$(907)	58,592	57,685
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	5,221,410	May 2023	JPM	—	397,086	397,086
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	319,256	May 2023	JPM	(382)	24,661	24,279
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.11%	Monthly	USD	3,438,194	May 2023	JPM	(4,110)	265,583	261,473
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.46%	Monthly	USD	1,082,927	May 2023	JPM	(1,294)	83,650	82,356
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	206,888	May 2023	JPM	—	14,249	14,249
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	510,850	May 2023	JPM	—	35,184	35,184
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	6,189,177	May 2023	MSI	—	555,568	555,568
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,232,647	May 2023	MSI	—	379,941	379,941
Pay	Euro STOXX 50 Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,700,857	May 2023	MSI	—	7,305	7,305
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	403,788	May 2023	MSI	—	(279)	(279)
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	397,568	May 2023	MSI	—	(274)	(274)
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	566,096	May 2023	MSI	—	(391)	(391)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	141,948	May 2023	MSI	—	$(98)	$(98)
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	818,887	May 2023	MSI	—	(565)	(565)
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	1,864,847	May 2023	MSI	—	(121,211)	(121,211)
Pay	Euro STOXX 600 Chemicals Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,653,808	May 2023	MSI	—	(31,070)	(31,070)
Pay	Euro STOXX 600 Chemicals Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,707,520	May 2023	MSI	—	(32,079)	(32,079)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.65%	Monthly	USD	409,917	May 2023	MSI	—	28,720	28,720
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.65%	Monthly	USD	212,974	May 2023	MSI	—	14,921	14,921
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	573,016	May 2023	MSI	—	40,154	40,154
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	576,912	May 2023	MSI	—	40,428	40,428
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	356,108	May 2023	MSI	—	24,955	24,955
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,160,912	May 2023	MSI	—	81,352	81,352
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	146,325	May 2023	MSI	—	10,254	10,254
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	126,545	May 2023	MSI	—	8,868	8,868
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	335,140	May 2023	MSI	—	23,485	23,485
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	225,332	May 2023	MSI	—	15,790	15,790
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	323,339	May 2023	MSI	—	$22,658	$22,658
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	346,830	May 2023	MSI	—	24,304	24,304
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,098,530	May 2023	MSI	—	76,980	76,980
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	192,156	May 2023	MSI	—	13,482	13,482
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	590,123	May 2023	MSI	—	41,353	41,353
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	733,739	May 2023	MSI	—	51,417	51,417
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	601,739	May 2023	MSI	—	42,167	42,167
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	360,412	May 2023	MSI	—	25,256	25,256
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	233,311	May 2023	MSI	—	16,349	16,349
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	461,129	May 2023	MSI	—	32,314	32,314
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	672,470	May 2023	MSI	—	47,124	47,124
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	809,518	May 2023	MSI	—	56,728	56,728
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,534,004	May 2023	MSI	—	63,166	63,166
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,531,462	May 2023	MSI	—	125,952	125,952
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,131,295	May 2023	MSI	—	56,287	56,287
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	971,287	May 2023	MSI	—	48,326	48,326
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,467,980	May 2023	MSI	—	$122,794	$122,794
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	5,067,174	May 2023	MSI	—	252,116	252,116
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	3,032,599	May 2023	MSI	—	150,845	150,845
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	1,629,004	May 2023	MSI	—	81,028	81,028
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	5,743,127	May 2023	MSI	—	285,748	285,748
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,466,335	May 2023	MSI	—	122,712	122,712
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,882,246	May 2023	MSI	—	93,651	93,651
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,088,266	May 2023	MSI	—	153,656	153,656
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,621,326	May 2023	MSI	—	80,669	80,669
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	978,554	May 2023	MSI	—	48,688	48,688
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.83%	Monthly	USD	444,101	May 2023	MSI	—	6,848	6,848
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	407,522	May 2023	MSI	—	18,215	18,215
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,231,812	May 2023	MSI	—	99,755	99,755
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,147,177	May 2023	MSI	—	51,275	51,275
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,254,086	May 2023	MSI	—	190,145	190,145
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,511,045	May 2023	MSI	—	156,933	156,933
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,026,441	May 2023	MSI	—	$135,273	$135,273
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	55,206	May 2023	MSI	—	4,147	4,147
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	119,896	May 2023	MSI	—	9,007	9,007
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	189,328	May 2023	MSI	—	14,224	14,224
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	227,600	May 2023	MSI	—	17,099	17,099
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	7,270,997	May 2023	MSI	—	546,246	546,246
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	3,884,774	May 2023	MSI	—	291,850	291,850
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	122,944	May 2023	MSI	—	9,236	9,236
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	73,157	May 2023	MSI	—	5,496	5,496
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	7,772,936	May 2023	MSI	—	583,955	583,955
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.58%	Monthly	USD	166,635	May 2023	MSI	—	12,519	12,519
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	175,103	May 2023	MSI	—	13,155	13,155
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	148,008	May 2023	MSI	—	11,119	11,119
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	183,909	May 2023	MSI	—	13,816	13,816
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	913,447	May 2023	MSI	—	68,624	68,624
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	92,883	May 2023	MSI	—	2,354	2,354
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.16%	Monthly	USD	1,446,144	May 2023	MSI	—	118,900	118,900
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.16%	Monthly	USD	347,237	May 2023	MSI	—	28,549	28,549
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.35%	Monthly	USD	2,753,749	May 2023	MSI	—	226,410	226,410
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.10%	Monthly	USD	3,084,971	May 2023	MSI	—	253,642	253,642
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,465,105	May 2023	MSI	—	202,678	202,678
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,712,545	May 2023	MSI	—	$140,880	$140,880
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.50%	Monthly	USD	1,184,953	May 2023	MSI	—	97,425	97,425
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	870,635	May 2023	MSI	—	71,583	71,583
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	491,623	May 2023	MSI	—	40,421	40,421
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	934,058	May 2023	MSI	—	76,797	76,797
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	997,354	May 2023	MSI	—	82,001	82,001
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 2.18%	Monthly	USD	402,422	May 2023	MSI	—	—	—
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.38%	Monthly	EUR	2,565,341	May 2023	MSI	—	57,626	57,626
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.38%	Monthly	EUR	1,745,251	May 2023	MSI	—	39,204	39,204
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	910,558	May 2023	MSI	—	20,454	20,454
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	1,145,357	May 2023	MSI	—	25,728	25,728
Pay	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month USD OBFR - 2.58%	Monthly	USD	120,485	May 2023	MSI	—	2,376	2,376
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,450,619	May 2023	MSI	—	142,699	142,699
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,772,859	May 2023	MSI	—	280,088	280,088
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.23%	Monthly	USD	5,092,982	May 2023	MSI	—	203,573	203,573
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.38%	Monthly	USD	131,621	May 2023	MSI	—	—	—
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI South Korea ETF	1-Month USD OBFR - 0.28%	Monthly	USD	75,136	May 2023	MSI	—	$2,235	$2,235
Pay	iShares MSCI South Korea ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,909,628	May 2023	MSI	—	86,558	86,558
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,204,728	May 2023	MSI	—	325,966	325,966
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,608,627	May 2023	MSI	—	124,707	124,707
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,420,904	May 2023	MSI	—	187,678	187,678
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.68%	Monthly	USD	2,389,050	May 2023	MSI	—	185,100	185,100
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD OBFR - 0.73%	Monthly	USD	929,204	May 2023	MSI	—	32,931	32,931
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,280,367	May 2023	MSI	—	134,470	134,470
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.68%	Monthly	USD	2,768,656	May 2023	MSI	—	177,507	177,507
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.78%	Monthly	USD	3,355,785	May 2023	MSI	—	215,149	215,149
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.78%	Monthly	USD	3,470,207	May 2023	MSI	—	222,485	222,485
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.93%	Monthly	USD	708,476	May 2023	MSI	—	45,615	45,615
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.98%	Monthly	USD	7,503,395	May 2023	MSI	—	544,699	544,699
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,036,488	May 2023	MSI	—	75,242	75,242
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	735,470	May 2023	MSI	—	53,390	53,390
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	247,740	May 2023	MSI	—	17,984	17,984
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	989,264	May 2023	MSI	—	71,814	71,814
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	321,503	May 2023	MSI	—	1,013	1,013
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	28,355	May 2023	MSI	—	1,569	1,569
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,890	May 2023	MSI	—	$105	$105
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,151	May 2023	MSI	—	174	174
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,938	May 2023	MSI	—	218	218
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,162,291	May 2023	MSI	—	68,914	68,914
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,180,052	May 2023	MSI	—	69,967	69,967
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.48%	Monthly	USD	133,507	May 2023	MSI	—	8,730	8,730
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.33%	Monthly	USD	429,244	May 2023	MSI	—	28,068	28,068
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.33%	Monthly	USD	148,203	May 2023	MSI	—	9,691	9,691
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.13%	Monthly	USD	393,811	May 2023	MSI	—	4,140	4,140
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.05%	Monthly	USD	759,870	May 2023	MSI	—	40,069	40,069
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.88%	Monthly	USD	52,463	May 2023	MSI	—	2,766	2,766
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 2.18%	Monthly	USD	139,620	May 2023	MSI	—	7,362	7,362
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.88%	Monthly	USD	341,011	May 2023	MSI	—	17,982	17,982
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 2.18%	Monthly	USD	130,735	May 2023	MSI	—	2,084	2,084
Pay	MSCI International Taiwan Price Index	1-Month USD OBFR - 0.30%	Monthly	USD	42,790	May 2023	MSI	—	1,749	1,749
Pay	MSCI International Taiwan Price Index	1-Month USD OBFR - 0.30%	Monthly	USD	67,306	May 2023	MSI	—	2,751	2,751
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.53%	Monthly	USD	877,444	May 2023	MSI	—	102,451	102,451
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	5,212,004	May 2023	MSI	—	608,556	608,556
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,782,968	May 2023	MSI	—	$50,252	$50,252
Pay	SPDR S&P Homebuilders ETF	1-Month USD OBFR - 1.88%	Monthly	USD	2,334,419	May 2023	MSI	—	(14,949)	(14,949)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.13%	Monthly	USD	1,066,085	May 2023	MSI	—	101,236	101,236
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.13%	Monthly	USD	4,932,099	May 2023	MSI	—	468,353	468,353
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.53%	Monthly	USD	2,771,238	May 2023	MSI	—	263,157	263,157
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.53%	Monthly	USD	4,273,515	May 2023	MSI	—	405,814	405,814
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.53%	Monthly	USD	2,399,128	May 2023	MSI	—	227,822	227,822
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.33%	Monthly	USD	2,708,804	May 2023	MSI	—	(27,703)	(27,703)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.93%	Monthly	USD	746,629	May 2023	MSI	—	42,133	42,133
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	893,258	May 2023	MSI	—	50,448	50,448
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.20%	Monthly	USD	638,298	May 2023	MSI	—	36,020	36,020
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	782,433	May 2023	MSI	—	44,189	44,189
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	468,952	May 2023	MSI	—	26,464	26,464
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	264,809	May 2023	MSI	—	14,944	14,944
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.12%	Monthly	USD	1,024,481	May 2023	MSI	—	57,813	57,813
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,346,890	May 2023	MSI	—	76,007	76,007
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.82%	Monthly	USD	1,630,958	May 2023	MSI	—	$92,037	$92,037
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 4.07%	Monthly	USD	537,277	May 2023	MSI	—	30,319	30,319
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.07%	Monthly	USD	728,745	May 2023	MSI	—	34,467	34,467
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.76%	Monthly	USD	1,794,826	May 2023	MSI	—	84,889	84,889
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.75%	Monthly	USD	2,083,416	May 2023	MSI	—	98,538	98,538
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.76%	Monthly	USD	1,937,109	May 2023	MSI	—	91,618	91,618
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,555,049	May 2023	MSI	—	73,624	73,624
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,862,275	May 2023	MSI	—	183,650	183,650
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.82%	Monthly	USD	4,208,050	May 2023	MSI	—	199,025	199,025
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	3,273,606	May 2023	MSI	—	154,829	154,829
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	435,806	May 2023	MSI	—	20,612	20,612
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,423,801	May 2023	MSI	—	67,340	67,340
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,856,426	May 2023	MSI	—	87,802	87,802
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	715,113	May 2023	MSI	—	33,887	33,887
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	3,997,288	May 2023	MSI	—	189,057	189,057
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	1,173,542	May 2023	MSI	—	85,903	85,903
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	1,443,234	May 2023	MSI	—	105,644	105,644
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.88%	Monthly	USD	2,225,165	May 2023	MSI	—	$162,881	$162,881
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	3,517,669	May 2023	MSI	—	257,492	257,492
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	1,818,619	May 2023	MSI	—	133,122	133,122
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	1,217,518	May 2023	MSI	—	89,122	89,122
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	466,016	May 2023	MSI	—	20,153	20,153
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,359,926	May 2023	MSI	—	102,879	102,879
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,351,688	May 2023	MSI	—	102,520	102,520
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,009,881	May 2023	MSI	—	87,619	87,619
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,361,617	May 2023	MSI	—	233,735	233,735
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	584,423	May 2023	MSI	—	25,477	25,477
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	868,326	May 2023	MSI	—	37,854	37,854
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,871,702	May 2023	MSI	—	168,784	168,784
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,172,733	May 2023	MSI	—	94,719	94,719
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,107,527	May 2023	MSI	—	91,876	91,876
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,310,259	May 2023	MSI	—	57,120	57,120
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,238,082	May 2023	MSI	—	141,162	141,162
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,631,143	May 2023	MSI	—	114,703	114,703
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,555,871	May 2023	MSI	—	67,957	67,957
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,135,006	May 2023	MSI	—	$136,668	$136,668
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	7,279,891	May 2023	MSI	—	317,361	317,361
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	95,118	May 2023	MSI	—	4,147	4,147
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,952,360	May 2023	MSI	—	259,488	259,488
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,945,287	May 2023	MSI	—	171,992	171,992
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,201,106	May 2023	MSI	—	226,738	226,738
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	471,377	May 2023	MSI	—	20,549	20,549
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,530,034	May 2023	MSI	—	110,295	110,295
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,077,711	May 2023	MSI	—	134,170	134,170
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,925,436	May 2023	MSI	—	83,938	83,938
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,048,507	May 2023	MSI	—	263,680	263,680
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.61%	Monthly	USD	9,931,300	May 2023	MSI	—	472,996	472,996
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.63%	Monthly	USD	5,888,028	May 2023	MSI	—	280,428	280,428
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.40%	Monthly	JPY	6,658,585	May 2023	CITI	—	(2,442)	(2,442)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	244,794	May 2023	CITI	—	(1,756)	(1,756)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	427,599	May 2023	CITI	—	(3,066)	(3,066)
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	147,334	May 2023	CITI	—	$(1,057)	$(1,057)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	233,560	May 2023	CITI	—	(17,314)	(17,314)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	44,158	May 2023	CITI	—	(3,273)	(3,273)
Receive	Acciona SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	215,576	May 2023	GSI	—	(11,904)	(11,904)
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	87,579	May 2023	GSI	—	(10,332)	(10,332)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	144,248	May 2023	GSI	—	(11,046)	(11,046)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	271,936	May 2023	GSI	—	(20,824)	(20,824)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	49,419	May 2023	GSI	—	(3,784)	(3,784)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	572,462	May 2023	GSI	—	(43,838)	(43,838)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	421,358	May 2023	GSI	—	(32,267)	(32,267)
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	476,283	May 2023	GSI	—	13,234	13,234
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	167,626	May 2023	GSI	—	4,658	4,658
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	753,551	May 2023	GSI	—	20,938	20,938
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	77,250	May 2023	GSI	—	358	358
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	408,524	May 2023	GSI	—	1,891	1,891
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	24,480	May 2023	GSI	—	(2,318)	(2,318)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	238,527	May 2023	GSI	—	$(22,581)	$(22,581)
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	283,968	May 2023	GSI	—	(26,883)	(26,883)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	140,714	May 2023	GSI	—	343	343
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	199,021	May 2023	GSI	—	(40,932)	(40,932)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	234,077	May 2023	GSI	—	(45,200)	(45,200)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	797,710	May 2023	GSI	—	(154,035)	(154,035)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	414,235	May 2023	GSI	—	(29,133)	(29,133)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	20,257	May 2023	GSI	—	(1,746)	(1,746)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	332,965	May 2023	GSI	—	(28,690)	(28,690)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	3,864	May 2023	GSI	—	(333)	(333)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	122,923	May 2023	GSI	—	(6,491)	(6,491)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	232,070	May 2023	GSI	—	(12,255)	(12,255)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	659,121	May 2023	GSI	—	(34,806)	(34,806)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	784,693	May 2023	GSI	—	(41,437)	(41,437)
Receive	Arvinas, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,678,611	May 2023	GSI	—	(285,394)	(285,394)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	694,894	May 2023	GSI	—	11,661	11,661
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	291,101	May 2023	GSI	—	$(7,217)	$(7,217)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	357,695	May 2023	GSI	—	(8,868)	(8,868)
Receive	Banco Santander SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	201,836	May 2023	GSI	—	(4,671)	(4,671)
Receive	Banco Santander SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	949,072	May 2023	GSI	—	(121,684)	(121,684)
Receive	Banco Santander SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	956,466	May 2023	GSI	—	(122,632)	(122,632)
Receive	Banco Santander SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	979,707	May 2023	GSI	—	(86,116)	(86,116)
Receive	Barrick Gold Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,575,954	May 2023	GSI	—	(183,702)	(183,702)
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	631,844	May 2023	GSI	—	(16,035)	(16,035)
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	426,241	May 2023	GSI	—	(10,817)	(10,817)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,609	May 2023	GSI	—	(8,089)	(8,089)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	159,712	May 2023	GSI	—	(15,268)	(15,268)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	266,868	May 2023	GSI	—	(25,512)	(25,512)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	13,918	May 2023	GSI	—	(1,066)	(1,066)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	80,295	May 2023	GSI	—	(6,148)	(6,148)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	535,568	May 2023	GSI	—	(41,010)	(41,010)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	385,148	May 2023	GSI	—	(29,492)	(29,492)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	321,180	May 2023	GSI	—	$(24,594)	$(24,594)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	337,507	May 2023	GSI	—	(25,844)	(25,844)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,716,889	May 2023	GSI	—	(182,119)	(182,119)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	349,953	May 2023	GSI	—	(37,121)	(37,121)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	429,835	May 2023	GSI	—	(45,595)	(45,595)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	838,568	May 2023	GSI	—	(88,951)	(88,951)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	329,700	May 2023	GSI	—	(34,973)	(34,973)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,182,991	May 2023	GSI	—	(231,560)	(231,560)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	478,762	May 2023	GSI	—	(9,989)	(9,989)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	434,512	May 2023	GSI	—	(9,066)	(9,066)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,654,410	May 2023	GSI	—	(22,320)	(22,320)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	143,277	May 2023	GSI	—	(2,744)	(2,744)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	620,558	May 2023	GSI	—	(11,885)	(11,885)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,731,304	May 2023	GSI	—	(33,157)	(33,157)
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,803,638	May 2023	GSI	—	(34,543)	(34,543)
Receive	Charles Schwab Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	137,763	May 2023	GSI	—	(18,254)	(18,254)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	806,181	May 2023	GSI	—	2,556	2,556
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	24,240	May 2023	GSI	—	77	77
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	234,616	May 2023	GSI	—	$744	$744
Receive	Constellation Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,027,318	May 2023	GSI	—	(192,426)	(192,426)
Receive	Constellation Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,331,813	May 2023	GSI	—	(126,411)	(126,411)
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	166,400	May 2023	GSI	—	(761)	(761)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	3,249,873	May 2023	GSI	—	3,324	3,324
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	231,618,623	May 2023	GSI	—	236,896	236,896
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	35,047,650	May 2023	GSI	—	35,846	35,846
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	40,956,510	May 2023	GSI	—	41,890	41,890
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	728,147	May 2023	GSI	—	(75,408)	(75,408)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	159,256	May 2023	GSI	—	(16,493)	(16,493)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	300,287	May 2023	GSI	—	(31,098)	(31,098)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	50,188	May 2023	GSI	—	(5,198)	(5,198)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	548,143	May 2023	GSI	—	(56,766)	(56,766)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	277,015	May 2023	GSI	—	(28,688)	(28,688)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	336,176	May 2023	GSI	—	(34,815)	(34,815)
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,250,255	May 2023	GSI	—	(168,634)	(168,634)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	759,159	May 2023	GSI	—	(75,337)	(75,337)
Receive	East West Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	937,718	May 2023	GSI	—	(103,252)	(103,252)
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,015	May 2023	GSI	—	(455)	(455)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	133,162	May 2023	GSI	—	$(12,089)	$(12,089)
Receive	Eastern Bankshares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	897,013	May 2023	GSI	—	(81,431)	(81,431)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	82,991	May 2023	GSI	—	(14,562)	(14,562)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	515,132	May 2023	GSI	—	(90,387)	(90,387)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	613,387	May 2023	GSI	—	(107,627)	(107,627)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	384,810	May 2023	GSI	—	(67,520)	(67,520)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	298,613	May 2023	GSI	—	(52,396)	(52,396)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	19,508,324	May 2023	GSI	—	15	15
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	40,117,000	May 2023	GSI	—	30	30
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	9,855	May 2023	GSI	—	(365)	(365)
Receive	Electricite de France SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	831,098	May 2023	GSI	—	(18,182)	(18,182)
Receive	Electricite de France SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	720,342	May 2023	GSI	—	(15,759)	(15,759)
Receive	Electricite de France SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	238,674	May 2023	GSI	—	(5,222)	(5,222)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,407,188	May 2023	GSI	—	(4,019)	(4,019)
Receive	Embecta Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1	May 2023	GSI	—	12,171	12,171
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	175,348	May 2023	GSI	—	(9,903)	(9,903)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	327,209	May 2023	GSI	—	(18,480)	(18,480)
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	240,702	May 2023	GSI	—	$(13,594)	$(13,594)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	197,011	May 2023	GSI	—	(11,127)	(11,127)
Receive	Enel SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,025,036	May 2023	GSI	—	(288)	(288)
Receive	Equitable Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	34,077	May 2023	GSI	—	(3,665)	(3,665)
Receive	Equitable Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	431,044	May 2023	GSI	—	(46,363)	(46,363)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	943,866	May 2023	GSI	—	(78,504)	(78,504)
Receive	First Busey Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	105,773	May 2023	GSI	—	(10,469)	(10,469)
Receive	First Busey Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	256,862	May 2023	GSI	—	(25,424)	(25,424)
Receive	First Republic Bank	1-Month USD OBFR + 0.20%	Monthly	USD	2,165,437	May 2023	GSI	—	(194,394)	(194,394)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	269,111	May 2023	GSI	—	2,581	2,581
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	658,493	May 2023	GSI	—	6,316	6,316
Receive	Flowserve Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	464,920	May 2023	GSI	—	(53,521)	(53,521)
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	838,954	May 2023	GSI	—	(132,079)	(132,079)
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	799,128	May 2023	GSI	—	(125,809)	(125,809)
Receive	Fresenius SE & Company KGaA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	3,106,320	May 2023	GSI	—	(139,811)	(139,811)
Receive	Galapagos NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,152,954	May 2023	GSI	—	(76,686)	(76,686)
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	5,834,650	May 2023	GSI	—	(13,502)	(13,502)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	12,995,190	May 2023	GSI	—	(92,153)	(92,153)
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	2,473,469	May 2023	GSI	—	(138,896)	(138,896)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	4,207	May 2023	GSI	—	$(296)	$(296)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	46,040	May 2023	GSI	—	(3,238)	(3,238)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	18,840	May 2023	GSI	—	(1,325)	(1,325)
Receive	Genworth Financial, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	535,829	May 2023	GSI	—	(32,626)	(32,626)
Receive	Genworth Financial, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	574,626	May 2023	GSI	—	(34,989)	(34,989)
Receive	Glaukos Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	330,375	May 2023	GSI	—	(75,383)	(75,383)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	799,781	May 2023	GSI	—	(36,496)	(36,496)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,266,409	May 2023	GSI	—	(194,685)	(194,685)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	504,007	May 2023	GSI	—	(22,999)	(22,999)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	855,176	May 2023	GSI	—	(39,023)	(39,023)
Receive	Guangzhou Tinci Materials Technology Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	280,599	May 2023	GSI	—	—	—
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	18,436	May 2023	GSI	—	(4,063)	(4,063)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	22,952	May 2023	GSI	—	(2,076)	(2,076)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	26,893	May 2023	GSI	—	(2,432)	(2,432)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	39,431	May 2023	GSI	—	(3,566)	(3,566)
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	12,150	May 2023	GSI	—	$(1,099)	$(1,099)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	173,403	May 2023	GSI	—	(13,752)	(13,752)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	87,718	May 2023	GSI	—	(6,957)	(6,957)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	169,885	May 2023	GSI	—	(13,473)	(13,473)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	23,610	May 2023	GSI	—	(1,872)	(1,872)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	273,708	May 2023	GSI	—	(21,707)	(21,707)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	325,854	May 2023	GSI	—	(25,842)	(25,842)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	693,910	May 2023	GSI	—	(50,675)	(50,675)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	445,249	May 2023	GSI	—	(32,516)	(32,516)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	108,508	May 2023	GSI	—	(7,924)	(7,924)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	235,252	May 2023	GSI	—	(17,180)	(17,180)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	696,242	May 2023	GSI	—	(50,846)	(50,846)
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	571,276	May 2023	GSI	—	(37,506)	(37,506)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	389,150	May 2023	GSI	—	(16,794)	(16,794)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	342,135	May 2023	GSI	—	(14,849)	(14,849)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,393	May 2023	GSI	—	(8,630)	(8,630)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	101,138	May 2023	GSI	—	(16,346)	(16,346)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	18,482	May 2023	GSI	—	(2,987)	(2,987)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	255,155	May 2023	GSI	—	(41,239)	(41,239)
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	384,469	May 2023	GSI	—	(53,568)	(53,568)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	113,581	May 2023	GSI	—	(1,570)	(1,570)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	587,841	May 2023	GSI	—	(8,127)	(8,127)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	97,354	May 2023	GSI	—	$(12,779)	$(12,779)
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	96,872	May 2023	GSI	—	(12,716)	(12,716)
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	29,630	May 2023	GSI	—	(78)	(78)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	43,877,295	May 2023	GSI	—	(3,001)	(3,001)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	28,120,234	May 2023	GSI	—	(1,923)	(1,923)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	41,404,660	May 2023	GSI	—	(2,832)	(2,832)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	34,299,980	May 2023	GSI	—	(2,346)	(2,346)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	23,174,965	May 2023	GSI	—	(1,585)	(1,585)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	67,973,510	May 2023	GSI	—	(4,649)	(4,649)
Receive	Japan Steel Works, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	41,860,136	May 2023	GSI	—	(13,457)	(13,457)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	68,968	May 2023	GSI	—	(7,247)	(7,247)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,376	May 2023	GSI	—	(145)	(145)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	10,399	May 2023	GSI	—	(1,093)	(1,093)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	112,984	May 2023	GSI	—	(11,872)	(11,872)
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	134,524	May 2023	GSI	—	$(14,135)	$(14,135)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,208,102	May 2023	GSI	—	(126,939)	(126,939)
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	556,529	May 2023	GSI	—	(30,686)	(30,686)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	11,324	May 2023	GSI	—	(45)	(45)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	76,160	May 2023	GSI	—	9	9
Receive	Midea Group Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	21,534	May 2023	GSI	—	(938)	(938)
Receive	Midea Group Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	863,135	May 2023	GSI	—	(37,613)	(37,613)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	94,953	May 2023	GSI	—	(18,160)	(18,160)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	15,278	May 2023	GSI	—	(2,922)	(2,922)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	65,237	May 2023	GSI	—	(12,477)	(12,477)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	1,083,386	May 2023	GSI	—	(59)	(59)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	53,898,240	May 2023	GSI	—	(2,952)	(2,952)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	64,739,840	May 2023	GSI	—	(3,546)	(3,546)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	66,985,600	May 2023	GSI	—	(3,669)	(3,669)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	32,060,160	May 2023	GSI	—	(1,756)	(1,756)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	71,786,880	May 2023	GSI	—	(3,932)	(3,932)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mizrahi Tefahot Bank, Ltd.	Fixed 0.75%	Monthly	ILS	3,250,818	May 2023	GSI	—	$(6,381)	$(6,381)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	161,254	May 2023	GSI	—	(15,834)	(15,834)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	363,864	May 2023	GSI	—	(35,729)	(35,729)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	433,370	May 2023	GSI	—	(42,554)	(42,554)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	39,398	May 2023	GSI	—	(2,267)	(2,267)
Receive	Myovant Sciences, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	39,390	May 2023	GSI	—	(3,086)	(3,086)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	93,106	May 2023	GSI	—	(10,523)	(10,523)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	76,191	May 2023	GSI	—	(8,612)	(8,612)
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	223,271	May 2023	GSI	—	(9,126)	(9,126)
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,299,658	May 2023	GSI	$(44,549)	(8,575)	(53,124)
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,031,083	May 2023	GSI	—	(42,146)	(42,146)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	26,578,530	May 2023	GSI	—	(1,867)	(1,867)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	339,136	May 2023	GSI	—	(1,610)	(1,610)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	81,351	May 2023	GSI	—	(386)	(386)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	571,444	May 2023	GSI	—	(2,713)	(2,713)
Receive	Nuvei Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	157,707	May 2023	GSI	—	(23,152)	(23,152)
Receive	Nuvei Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	54,120	May 2023	GSI	—	(7,945)	(7,945)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,813,040	May 2023	GSI	—	6,404	6,404
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	24,809	May 2023	GSI	—	(2,122)	(2,122)
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	1,205	May 2023	GSI	—	$(103)	$(103)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	160	May 2023	GSI	—	(14)	(14)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	312,480	May 2023	GSI	—	(4,312)	(4,312)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,545,633	May 2023	GSI	—	(21,327)	(21,327)
Receive	Ping An Insurance Group Company of China, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	23,229,000	May 2023	GSI	—	(211,017)	(211,017)
Receive	Primoris Services Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	671,086	May 2023	GSI	—	(87,686)	(87,686)
Receive	Prudential PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,658,776	May 2023	GSI	—	(171,671)	(171,671)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	684,032	May 2023	GSI	—	(118,947)	(118,947)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	180,276	May 2023	GSI	—	(31,348)	(31,348)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	61,574	May 2023	GSI	—	(10,707)	(10,707)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,431,434	May 2023	GSI	—	(248,913)	(248,913)
Receive	Rathbones Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	2,444	May 2023	GSI	—	40	40
Receive	REVOLUTION Medicines, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,450,173	May 2023	GSI	—	(223,245)	(223,245)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	563,696	May 2023	GSI	—	(21,041)	(21,041)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	1,387,530	May 2023	GSI	—	(51,793)	(51,793)
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	63,679,879	May 2023	GSI	$(61,622)	75,693	14,071
Receive	Rubis SCA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	869,794	May 2023	GSI	—	2,631	2,631
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	S&P Global, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	35,355	May 2023	GSI	—	$(1,851)	$(1,851)
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	426,024	May 2023	GSI	—	(40,652)	(40,652)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	176,985	May 2023	GSI	—	(15,865)	(15,865)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	76,638	May 2023	GSI	—	552	552
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	384,067	May 2023	GSI	—	(1,973)	(1,973)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	58,427	May 2023	GSI	—	(300)	(300)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	67,102	May 2023	GSI	—	(345)	(345)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	44,883	May 2023	GSI	—	(231)	(231)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	32,436	May 2023	GSI	—	(167)	(167)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	32,140	May 2023	GSI	—	(165)	(165)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	39,735	May 2023	GSI	—	(204)	(204)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	62,773	May 2023	GSI	—	(322)	(322)
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	30,633	May 2023	GSI	—	$(157)	$(157)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	60,900	May 2023	GSI	—	(313)	(313)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	241,006	May 2023	GSI	—	(1,238)	(1,238)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,715	May 2023	GSI	—	(332)	(332)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	107,150	May 2023	GSI	—	(550)	(550)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	10,800	May 2023	GSI	—	(55)	(55)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	75,969	May 2023	GSI	—	(390)	(390)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	91,673	May 2023	GSI	—	(471)	(471)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	81,883	May 2023	GSI	—	(421)	(421)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,840	May 2023	GSI	—	(179)	(179)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	69,680	May 2023	GSI	—	$(358)	$(358)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,419	May 2023	GSI	—	(331)	(331)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,979	May 2023	GSI	—	(180)	(180)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	20,521	May 2023	GSI	—	(105)	(105)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	18,883	May 2023	GSI	—	(97)	(97)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	20,860	May 2023	GSI	—	(107)	(107)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,840	May 2023	GSI	—	(179)	(179)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	40,353	May 2023	GSI	—	(207)	(207)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	6,768	May 2023	GSI	—	(577)	(577)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	7,278	May 2023	GSI	—	(620)	(620)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	7,278	May 2023	GSI	—	(620)	(620)
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	15,514	May 2023	GSI	—	$(1,930)	$(1,930)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	614,963	May 2023	GSI	—	(76,521)	(76,521)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	10,860	May 2023	GSI	—	(1,351)	(1,351)
Receive	SK Innovation Company, Ltd.	1-Month USD OBFR + 0.55%	Monthly	USD	191,015	May 2023	GSI	—	(18,690)	(18,690)
Receive	SK Innovation Company, Ltd.	1-Month USD OBFR + 0.55%	Monthly	USD	0	May 2023	GSI	—	18,939	18,939
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,683	May 2023	GSI	—	417	417
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,630,071	May 2023	GSI	—	101,720	101,720
Receive	Societe Generale SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	542,230	May 2023	GSI	—	(27,438)	(27,438)
Receive	Societe Generale SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	500,185	May 2023	GSI	—	(25,311)	(25,311)
Receive	Societe Generale SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	969,846	May 2023	GSI	—	(74,275)	(74,275)
Receive	Societe Generale SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	972,931	May 2023	GSI	—	(40,469)	(40,469)
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	389,804	May 2023	GSI	—	40,087	40,087
Receive	Standard Chartered PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	384,463	May 2023	GSI	—	33,434	33,434
Receive	StepStone Group, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	678,010	May 2023	GSI	—	(66,241)	(66,241)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	696,690	May 2023	GSI	—	(16,321)	(16,321)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	348,345	May 2023	GSI	—	$(8,160)	$(8,160)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	57,674	May 2023	GSI	—	(1,351)	(1,351)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	290,637	May 2023	GSI	—	(6,809)	(6,809)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	576,590	May 2023	GSI	—	(58,238)	(58,238)
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	902,230	May 2023	GSI	—	(117,947)	(117,947)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	573,307	May 2023	GSI	—	(21,406)	(21,406)
Receive	Tecan Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	7,185	May 2023	GSI	—	(743)	(743)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	89,970	May 2023	GSI	—	(15,721)	(15,721)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	230,463	May 2023	GSI	—	(40,270)	(40,270)
Receive	The PNC Financial Services Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,906,755	May 2023	GSI	—	(195,197)	(195,197)
Receive	The PNC Financial Services Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,965,621	May 2023	GSI	—	(131,997)	(131,997)
Receive	The PNC Financial Services Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	975,804	May 2023	GSI	—	(65,528)	(65,528)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	626,396	May 2023	GSI	—	(13,349)	(13,349)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	47,303	May 2023	GSI	—	(1,008)	(1,008)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	100,489	May 2023	GSI	—	(1,360)	(1,360)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	423,412	May 2023	GSI	—	(5,730)	(5,730)
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	948,443	May 2023	GSI	—	—	—
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	706,887	May 2023	GSI	—	$(45,315)	$(45,315)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	246,251	May 2023	GSI	—	(16,926)	(16,926)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	702,715	May 2023	GSI	—	(48,302)	(48,302)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	942,959	May 2023	GSI	—	(64,816)	(64,816)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	738,752	May 2023	GSI	—	(50,779)	(50,779)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	453,188	May 2023	GSI	—	(31,151)	(31,151)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	436,808	May 2023	GSI	—	(30,025)	(30,025)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	27,349	May 2023	GSI	—	(3,075)	(3,075)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	51,608	May 2023	GSI	—	(5,803)	(5,803)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	121,515	May 2023	GSI	—	(2,868)	(2,868)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	617,769	May 2023	GSI	—	(15,004)	(15,004)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,864	May 2023	GSI	—	(303)	(303)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,203	May 2023	GSI	—	(233)	(233)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,886	May 2023	GSI	—	(305)	(305)
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,632,184	May 2023	GSI	—	(88,914)	(88,914)
Receive	Adobe, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,062	May 2023	JPM	—	(5,212)	(5,212)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	817,921	May 2023	JPM	—	(163,378)	(163,378)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	738,767	May 2023	JPM	—	(147,567)	(147,567)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	172,384	May 2023	JPM	$(19,691)	$9,751	$(9,940)
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	528,748	May 2023	JPM	—	(30,489)	(30,489)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,754,634	May 2023	JPM	—	(182,051)	(182,051)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	132,517	May 2023	JPM	(30,666)	16,688	(13,978)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,020,763	May 2023	JPM	(924)	(62,489)	(63,413)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	107,328	May 2023	JPM	(33)	(2,220)	(2,253)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	17,381	May 2023	JPM	—	1,327	1,327
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	219,125	May 2023	JPM	(26,119)	42,845	16,726
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	39,426	May 2023	JPM	—	3,009	3,009
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	160,094	May 2023	JPM	—	12,220	12,220
Receive	Alibaba Group Holding, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,005,160	May 2023	JPM	—	(42,419)	(42,419)
Receive	Alibaba Group Holding, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,105,160	May 2023	JPM	—	(15,600)	(15,600)
Receive	Allfunds Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	339,452	May 2023	JPM	(38,174)	(38,135)	(76,309)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,126,406	May 2023	JPM	—	(186,916)	(186,916)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	175,901	May 2023	JPM	—	(29,189)	(29,189)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	3,090,190	May 2023	JPM	—	(583,136)	(583,136)
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	3,808,701	May 2023	JPM	—	(705,928)	(705,928)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,718,222	May 2023	JPM	(765,074)	(380,450)	(1,145,524)
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	305,142	May 2023	JPM	—	$(74,085)	$(74,085)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	167,336	May 2023	JPM	$(27,134)	(13,493)	(40,627)
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	352,050	May 2023	JPM	—	(44,952)	(44,952)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	654,647	May 2023	JPM	—	(36,138)	(36,138)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,078,101	May 2023	JPM	—	(59,513)	(59,513)
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 1.20%	Monthly	USD	5,822	May 2023	JPM	—	(234)	(234)
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	2,251,758	May 2023	JPM	(141,868)	(278,516)	(420,384)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,804,908	May 2023	JPM	—	39,559	39,559
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	425,048	May 2023	JPM	—	(79,328)	(79,328)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,273,760	May 2023	JPM	—	(237,727)	(237,727)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	1,493,323	May 2023	JPM	—	(191,532)	(191,532)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	1,002,659	May 2023	JPM	—	(128,600)	(128,600)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	343,270	May 2023	JPM	—	(44,028)	(44,028)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	9,876,383	May 2023	JPM	—	5,080	5,080
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	34,631,108	May 2023	JPM	—	17,812	17,812
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	54,143,810	May 2023	JPM	—	27,847	27,847
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,692,501	May 2023	JPM	(2,705)	5,119	2,414
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	465,030	May 2023	JPM	$(99,042)	$114,453	$15,411
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,449,223	May 2023	JPM	—	(363,123)	(363,123)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	471,080	May 2023	JPM	—	(118,036)	(118,036)
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	73,236	May 2023	JPM	(11,192)	9,144	(2,048)
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	4,319,354	May 2023	JPM	(9,275)	(58,400)	(67,675)
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,923,782	May 2023	JPM	—	(61,484)	(61,484)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	292,259	May 2023	JPM	(1)	4,850	4,849
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,901	May 2023	JPM	—	(278)	(278)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	545,374	May 2023	JPM	—	(38,905)	(38,905)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	727,818	May 2023	JPM	—	(43,849)	(43,849)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	270,039	May 2023	JPM	—	(16,269)	(16,269)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	765,418	May 2023	JPM	—	(46,114)	(46,114)
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	514,729	May 2023	JPM	(145,459)	7,509	(137,950)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	464,838	May 2023	JPM	(86,733)	29,541	(57,192)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	455,475	May 2023	JPM	—	(23,163)	(23,163)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	196,914	May 2023	JPM	—	(10,014)	(10,014)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	945,010	May 2023	JPM	(38,354)	(9,704)	(48,058)
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	727,517	May 2023	JPM	(66,947)	77,415	10,468
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Brenntag SE	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	152,258	May 2023	JPM	—	$2,191	$2,191
Receive	Cardlytics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	69,356	May 2023	JPM	—	(25,626)	(25,626)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	263,186	May 2023	JPM	—	(3,766)	(3,766)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	526,874	May 2023	JPM	—	(7,539)	(7,539)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	102,206	May 2023	JPM	—	(1,463)	(1,463)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	161,047	May 2023	JPM	—	(2,304)	(2,304)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	201,811	May 2023	JPM	—	(2,888)	(2,888)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	239,564	May 2023	JPM	—	(3,428)	(3,428)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	128,996	May 2023	JPM	—	(1,846)	(1,846)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	388,707	May 2023	JPM	—	(56,553)	(56,553)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	260,999	May 2023	JPM	—	(37,972)	(37,972)
Receive	CONSOL Energy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	806,977	May 2023	JPM	—	(16,076)	(16,076)
Receive	Covetrus, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	19,012	May 2023	JPM	—	(3,204)	(3,204)
Receive	Covetrus, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,043,776	May 2023	JPM	—	(175,898)	(175,898)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,293,009	May 2023	JPM	—	15,411	15,411
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	16,935,255	May 2023	JPM	—	$25,356	$25,356
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	29,651,118	May 2023	JPM	—	44,394	44,394
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	29,651,118	May 2023	JPM	—	44,394	44,394
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,988,000	May 2023	JPM	$(9,368)	25,820	16,452
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	405,394	May 2023	JPM	—	32,283	32,283
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,325,332	May 2023	JPM	—	105,543	105,543
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	388,681	May 2023	JPM	—	30,953	30,953
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	593,165	May 2023	JPM	—	(71,453)	(71,453)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,320,200	May 2023	JPM	(4,628)	3,005	(1,623)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	476,993	May 2023	JPM	(2,570)	(9,897)	(12,467)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,278,766	May 2023	JPM	—	(2,018)	(2,018)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	3,199,841	May 2023	JPM	—	(5,049)	(5,049)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,316,205	May 2023	JPM	—	(2,077)	(2,077)
Receive	Embecta Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	16,621	May 2023	JPM	(1)	233	232
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	31,976	May 2023	JPM	(1,252)	848	(404)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	226,213	May 2023	JPM	—	(2,859)	(2,859)
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ENEOS Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	3,530,254	May 2023	JPM	—	$666	$666
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	448	May 2023	JPM	$(71)	81	10
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	13,834	May 2023	JPM	(2,197)	2,509	312
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	113,283	May 2023	JPM	—	(32,247)	(32,247)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	13,100	May 2023	JPM	(3,046)	2,051	(995)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	323,687	May 2023	JPM	(75,261)	50,714	(24,547)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,292,722	May 2023	JPM	(300,575)	202,540	(98,035)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	14,767	May 2023	JPM	—	(1,120)	(1,120)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	242,260	May 2023	JPM	—	(4,273)	(4,273)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	80,010	May 2023	JPM	(9,609)	8,198	(1,411)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	273,762	May 2023	JPM	—	(4,828)	(4,828)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	547,245	May 2023	JPM	—	(9,652)	(9,652)
Receive	Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,170,228	May 2023	JPM	—	(187,174)	(187,174)
Receive	Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,092,847	May 2023	JPM	—	(94,420)	(94,420)
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,411,233	May 2023	JPM	—	(168,835)	(168,835)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	441,586	May 2023	JPM	(14,995)	(139,938)	(154,933)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	30,283	May 2023	JPM	—	(10,625)	(10,625)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	57,158	May 2023	JPM	—	(20,054)	(20,054)
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,790	May 2023	JPM	—	(2,031)	(2,031)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	467,436	May 2023	JPM	—	(34,290)	(34,290)
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	93,425	May 2023	JPM	(7,230)	377	(6,853)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	374,011	May 2023	JPM	—	$(27,437)	$(27,437)
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	13,085	May 2023	JPM	—	(640)	(640)
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	130,199	May 2023	JPM	—	(26,281)	(26,281)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,565,801	May 2023	JPM	$(94,882)	106,307	11,425
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	720,233	May 2023	JPM	—	3,207	3,207
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,200,178	May 2023	JPM	—	(252,678)	(252,678)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	216,381	May 2023	JPM	—	(45,555)	(45,555)
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	254,655	May 2023	JPM	—	(18,288)	(18,288)
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	867,694	May 2023	JPM	—	(32,224)	(32,224)
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,313,194	May 2023	JPM	—	(154,070)	(154,070)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	5,071,112	May 2023	JPM	—	(177,130)	(177,130)
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	722,873	May 2023	JPM	—	11,349	11,349
Receive	Karuna Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,572	May 2023	JPM	(8,007)	2,497	(5,510)
Receive	KB Financial Group, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,911	May 2023	JPM	(144)	47	(97)
Receive	KBC Ancora	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	413,968	May 2023	JPM	—	(8,583)	(8,583)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	435,748	May 2023	JPM	—	(39,678)	(39,678)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	2,027,590	May 2023	JPM	—	(184,626)	(184,626)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	36,995	May 2023	JPM	—	(3,369)	(3,369)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	940,202	May 2023	JPM	—	(85,612)	(85,612)
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	285,654	May 2023	JPM	—	$(25,994)	$(25,994)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	54,929	May 2023	JPM	—	(1,330)	(1,330)
Receive	Lonza Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	572,880	May 2023	JPM	—	(93,636)	(93,636)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	179,480	May 2023	JPM	—	209	209
Receive	Merck & Company, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,494,795	May 2023	JPM	—	324,288	324,288
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	508,425	May 2023	JPM	—	(68,971)	(68,971)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	338,486	May 2023	JPM	—	(45,918)	(45,918)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	301,856	May 2023	JPM	—	(40,949)	(40,949)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	322,258	May 2023	JPM	—	(43,716)	(43,716)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	181,763	May 2023	JPM	—	(24,657)	(24,657)
Receive	Mizrahi Tefahot Bank, Ltd.	Fixed 0.90%	Monthly	ILS	2,611,079	May 2023	JPM	—	(12,263)	(12,263)
Receive	Mizrahi Tefahot Bank, Ltd.	Fixed 0.90%	Monthly	ILS	2,610,828	May 2023	JPM	—	(6,080)	(6,080)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	330,936	May 2023	JPM	—	(16,034)	(16,034)
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,901	May 2023	JPM	$(3,524)	(4,028)	(7,552)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	37,436	May 2023	JPM	—	(8,163)	(8,163)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	138,727	May 2023	JPM	—	(30,251)	(30,251)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	71,441	May 2023	JPM	—	(15,579)	(15,579)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,467	May 2023	JPM	—	(756)	(756)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	689,472	May 2023	JPM	—	33,515	33,515
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	7,200,369	May 2023	JPM	—	4,431	4,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,376,482	May 2023	JPM	$(335,272)	$105,422	$(229,850)
Receive	Patterson-UTI Energy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,540,926	May 2023	JPM	—	111,039	111,039
Receive	Peabody Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	782,450	May 2023	JPM	—	(231,890)	(231,890)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,814,716	May 2023	JPM	—	(77,483)	(77,483)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	552,418	May 2023	JPM	—	(23,587)	(23,587)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	552,316	May 2023	JPM	—	(23,582)	(23,582)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,152,131	May 2023	JPM	—	(49,193)	(49,193)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	941,996	May 2023	JPM	—	(40,220)	(40,220)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	409,920	May 2023	JPM	—	(8,508)	(8,508)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	192,832	May 2023	JPM	—	(5,801)	(5,801)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	496,427	May 2023	JPM	(1,606)	(13,327)	(14,933)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	928,389	May 2023	JPM	—	(27,927)	(27,927)
Receive	POSCO Holdings, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,483,375	May 2023	JPM	—	(63,309)	(63,309)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	523,562	May 2023	JPM	—	(67,633)	(67,633)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	6,237	May 2023	JPM	(890)	84	(806)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	171,749	May 2023	JPM	(24,521)	2,335	(22,186)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	47,864,280	May 2023	JPM	(12,028)	14,676	2,648
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	13,431,160	May 2023	JPM	—	743	743
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	2,796,990	May 2023	JPM	—	155	155
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	13,725,580	May 2023	JPM	(3,449)	4,208	759
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	47,569,860	May 2023	JPM	(11,954)	14,586	2,632
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	25,102,810	May 2023	JPM	(6,308)	7,697	1,389
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,864,940	May 2023	JPM	—	269	269
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,362,650	May 2023	JPM	—	$297	$297
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	9,940,180	May 2023	JPM	$(2,498)	3,048	550
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	12,730,160	May 2023	JPM	(3,199)	3,903	704
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	3,967,660	May 2023	JPM	—	220	220
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,104,120	May 2023	JPM	—	780	780
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	39,984,000	May 2023	JPM	(42,471)	31,308	(11,163)
Receive	Sempra Energy	1-Month USD OBFR + 0.20%	Monthly	USD	4,786	May 2023	JPM	—	10,543	10,543
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	102,745	May 2023	JPM	—	(443)	(443)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	48,397	May 2023	JPM	—	(209)	(209)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	71,146	May 2023	JPM	—	(307)	(307)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	57,808	May 2023	JPM	—	(249)	(249)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	68,724	May 2023	JPM	—	(297)	(297)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	73,560	May 2023	JPM	—	(317)	(317)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	242,209	May 2023	JPM	—	(1,045)	(1,045)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	73

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	304,549	May 2023	JPM	—	$(1,314)	$(1,314)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	77,677	May 2023	JPM	—	(371)	(371)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	180,335	May 2023	JPM	—	(778)	(778)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	67,868	May 2023	JPM	$(21)	(272)	(293)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	72,556	May 2023	JPM	(22)	(291)	(313)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	216,856	May 2023	JPM	—	(936)	(936)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	46,909	May 2023	JPM	—	(202)	(202)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	69,892	May 2023	JPM	—	(302)	(302)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	64,477	May 2023	JPM	—	(278)	(278)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	41,088	May 2023	JPM	—	(177)	(177)
74	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	90,159	May 2023	JPM	$(28)	$(361)	$(389)
Receive	Snap, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	535,815	May 2023	JPM	—	(52,297)	(52,297)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	506,928	May 2023	JPM	(28,490)	(21,803)	(50,293)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	227,168	May 2023	JPM	—	(23,545)	(23,545)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	12,227	May 2023	JPM	(1,001)	(266)	(1,267)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	387,767	May 2023	JPM	—	(64,579)	(64,579)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	905,360	May 2023	JPM	—	(150,780)	(150,780)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,096,694	May 2023	JPM	(92,968)	34,329	(58,639)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	729,766	May 2023	JPM	—	(39,047)	(39,047)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,268,472	May 2023	JPM	—	(67,872)	(67,872)
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	98,171,506	May 2023	JPM	—	11,925	11,925
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	230,577,835	May 2023	JPM	(131,866)	159,893	28,027
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	113,150	May 2023	JPM	(753)	(34,756)	(35,509)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	120,502	May 2023	JPM	—	(4,389)	(4,389)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	947,851	May 2023	JPM	(13,365)	(21,162)	(34,527)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,530,088	May 2023	JPM	(210,608)	146,588	(64,020)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,351,354	May 2023	JPM	(80,623)	56,116	(24,507)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	555,556	May 2023	JPM	—	(10,075)	(10,075)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,664,598	May 2023	JPM	—	(30,188)	(30,188)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	75

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	363,468	May 2023	JPM	—	$(6,592)	$(6,592)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,874,291	May 2023	JPM	—	(33,991)	(33,991)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	698,458	May 2023	JPM	$(41,671)	29,004	(12,667)
Receive	Waters Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,516,673	May 2023	JPM	—	(12,100)	(12,100)
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	13,319	May 2023	MSI	—	(1,841)	(1,841)
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	206,694	May 2023	MSI	—	(28,572)	(28,572)
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	212,737	May 2023	MSI	—	(29,407)	(29,407)
Receive	Acciona SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,738,239	May 2023	MSI	—	(102,174)	(102,174)
Receive	Adobe, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	49,355	May 2023	MSI	—	(3,432)	(3,432)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	27,416	May 2023	MSI	—	(2,448)	(2,448)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	283,360	May 2023	MSI	—	(25,306)	(25,306)
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	61,780	May 2023	MSI	—	(5,517)	(5,517)
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.50%	Monthly	USD	1,448,456	May 2023	MSI	—	(102,403)	(102,403)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	741,687	May 2023	MSI	—	(56,190)	(56,190)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	499,209	May 2023	MSI	—	(37,820)	(37,820)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	422,471	May 2023	MSI	—	(32,006)	(32,006)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	265,847	May 2023	MSI	—	(20,140)	(20,140)
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	75,909	May 2023	MSI	—	(5,751)	(5,751)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	164,674	May 2023	MSI	—	3,432	3,432
76	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	206,070	May 2023	MSI	—	$4,294	$4,294
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	204,528	May 2023	MSI	—	4,262	4,262
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	197,867	May 2023	MSI	—	4,123	4,123
Receive	Align Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	849,507	May 2023	MSI	—	(242,860)	(242,860)
Receive	Allfunds Group PLC	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	320,145	May 2023	MSI	—	(40,019)	(40,019)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	44,810	May 2023	MSI	—	(6,657)	(6,657)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	676,858	May 2023	MSI	—	(100,558)	(100,558)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	736,396	May 2023	MSI	—	(109,392)	(109,392)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	334,512	May 2023	MSI	—	(35,599)	(35,599)
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	51,184	May 2023	MSI	—	(5,206)	(5,206)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	201,676	May 2023	MSI	—	(37,713)	(37,713)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	253,623	May 2023	MSI	—	(47,356)	(47,356)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	165,008	May 2023	MSI	—	(30,810)	(30,810)
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	763,558	May 2023	MSI	—	(118,408)	(118,408)
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	861,287	May 2023	MSI	—	(133,564)	(133,564)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,179,565	May 2023	MSI	—	(59,332)	(59,332)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	239,002	May 2023	MSI	—	(25,656)	(25,656)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	497,766	May 2023	MSI	—	(53,434)	(53,434)
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	25,417	May 2023	MSI	—	(2,943)	(2,943)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	77

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	6,890	May 2023	MSI	—	$(798)	$(798)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	56,937	May 2023	MSI	—	(1,237)	(1,237)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,196,712	May 2023	MSI	—	(25,900)	(25,900)
Receive	Anthem, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	54,886	May 2023	MSI	—	(1,188)	(1,188)
Receive	Arch Capital Group, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	4,352,550	May 2023	MSI	—	(266,462)	(266,462)
Receive	Arch Capital Group, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	711,360	May 2023	MSI	—	(43,549)	(43,549)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	208,619	May 2023	MSI	—	(28,468)	(28,468)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	499,505	May 2023	MSI	—	(68,161)	(68,161)
Receive	Aris Water Solution, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	466,894	May 2023	MSI	—	(46,043)	(46,043)
Receive	Aris Water Solution, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	345,097	May 2023	MSI	—	(34,032)	(34,032)
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,360,688	May 2023	MSI	—	(114,829)	(114,829)
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	676,306	May 2023	MSI	—	(57,074)	(57,074)
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,254,807	May 2023	MSI	—	(105,893)	(105,893)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	349,420	May 2023	MSI	—	(24,180)	(24,180)
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	72,064	May 2023	MSI	—	(4,987)	(4,987)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,668,324	May 2023	MSI	$(4,148)	3,168	(980)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,755,407	May 2023	MSI	—	(469)	(469)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,551,247	May 2023	MSI	—	(681)	(681)
78	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,072,499	May 2023	MSI	$(2,343)	$1,789	$(554)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	897,393	May 2023	MSI	—	(240)	(240)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,075,553	May 2023	MSI	—	(1,355)	(1,355)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	661,500	May 2023	MSI	—	8,602	8,602
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	143,535	May 2023	MSI	—	1,866	1,866
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	357,000	May 2023	MSI	—	4,667	4,667
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	597,790	May 2023	MSI	—	(79,202)	(79,202)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	39,645	May 2023	MSI	—	(5,253)	(5,253)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	890,064	May 2023	MSI	—	—	—
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.40%	Monthly	AUD	483,905	May 2023	MSI	—	(10,115)	(10,115)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.40%	Monthly	AUD	1,167,581	May 2023	MSI	—	(24,406)	(24,406)
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	24,383	May 2023	MSI	—	(1,464)	(1,464)
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	494,680	May 2023	MSI	—	(29,694)	(29,694)
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	2,183,471	May 2023	MSI	185,203	(662,137)	(476,934)
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	2,189,174	May 2023	MSI	191,869	(671,841)	(479,972)
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	0	May 2023	MSI	—	170,953	170,953
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	79

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	0	May 2023	MSI	—	$170,507	$170,507
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	228,003	May 2023	MSI	$(15,442)	(16,417)	(31,859)
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	696,440	May 2023	MSI	(25,633)	(71,682)	(97,315)
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	215,572	May 2023	MSI	—	(30,122)	(30,122)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	65,757	May 2023	MSI	—	3,337	3,337
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	1,250,404	May 2023	MSI	—	63,461	63,461
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	330,088	May 2023	MSI	(7,560)	24,313	16,753
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	913,862	May 2023	MSI	—	(1,059)	(1,059)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	18,443	May 2023	MSI	—	(965)	(965)
Receive	Bayer AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	3,043,630	May 2023	MSI	—	(192,404)	(192,404)
Receive	Bio-Techne Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	13,186	May 2023	MSI	—	(1,038)	(1,038)
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	442,282	May 2023	MSI	—	—	—
Receive	Bloomberry Resorts Corp.	1-Month USD OBFR + 0.75%	Monthly	USD	15,397	May 2023	MSI	—	(341)	(341)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.50%	Monthly	USD	198,262	May 2023	MSI	—	(20,169)	(20,169)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	24,353	May 2023	MSI	—	(2,475)	(2,475)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	19,482	May 2023	MSI	—	(1,980)	(1,980)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	101,241	May 2023	MSI	—	(10,290)	(10,290)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	61,936	May 2023	MSI	—	(2,318)	(2,318)
Receive	British American Tobacco PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	4,787,828	May 2023	MSI	—	201,484	201,484
80	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bumble, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	53,069	May 2023	MSI	—	$(895)	$(895)
Receive	Bumble, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	253,185	May 2023	MSI	—	4,065	4,065
Receive	Bumble, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	215,748	May 2023	MSI	—	(3,761)	(3,761)
Receive	Caesars Entertainment, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,676,227	May 2023	MSI	—	(51,507)	(51,507)
Receive	Cano Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	298,291	May 2023	MSI	—	34,492	34,492
Receive	Cardlytics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	81,414	May 2023	MSI	—	(21,529)	(21,529)
Receive	Cardlytics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,813	May 2023	MSI	—	(7,091)	(7,091)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	219,420	May 2023	MSI	—	(17,305)	(17,305)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	116,425	May 2023	MSI	—	(9,182)	(9,182)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	66,950	May 2023	MSI	—	(5,280)	(5,280)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	602,650	May 2023	MSI	—	(47,530)	(47,530)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	302,428	May 2023	MSI	—	(17,560)	(17,560)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	120,054	May 2023	MSI	—	(6,971)	(6,971)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	120,173	May 2023	MSI	—	(6,978)	(6,978)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	186,068	May 2023	MSI	—	(10,804)	(10,804)
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	42,481	May 2023	MSI	—	(2,467)	(2,467)
Receive	China Gas Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,024,962	May 2023	MSI	—	12,848	12,848
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,914,070	May 2023	MSI	—	(271,882)	(271,882)
Receive	Discovery, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2	May 2023	MSI	—	151,917	151,917
Receive	Discovery, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	1	May 2023	MSI	—	139,483	139,483
Receive	Discovery, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	1	May 2023	MSI	—	86,117	86,117
Receive	Discovery, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2	May 2023	MSI	—	183,996	183,996
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	81

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Discovery, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	1	May 2023	MSI	—	$129,180	$129,180
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	77,833	May 2023	MSI	—	(10,562)	(10,562)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	291,570	May 2023	MSI	—	(18,955)	(18,955)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	515,088	May 2023	MSI	—	(33,483)	(33,483)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	755,917	May 2023	MSI	—	(49,139)	(49,139)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	156,327	May 2023	MSI	—	(10,162)	(10,162)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	156,286	May 2023	MSI	—	(10,159)	(10,159)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	178,150	May 2023	MSI	—	(11,581)	(11,581)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	190,415	May 2023	MSI	—	(12,378)	(12,378)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,371,873	May 2023	MSI	—	(89,179)	(89,179)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	138,237	May 2023	MSI	—	(8,986)	(8,986)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	964,626	May 2023	MSI	—	(62,706)	(62,706)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	41,271	May 2023	MSI	—	(4,678)	(4,678)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	15,418,368	May 2023	MSI	—	(100)	(100)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,674,840	May 2023	MSI	—	(30)	(30)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,187,352	May 2023	MSI	—	(8)	(8)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,032,408	May 2023	MSI	—	(26)	(26)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,988,456	May 2023	MSI	—	(19)	(19)
82	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,772,424	May 2023	MSI	—	$(11)	$(11)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,391,912	May 2023	MSI	—	(15)	(15)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,793,432	May 2023	MSI	—	(18)	(18)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,391,912	May 2023	MSI	—	(15)	(15)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	777,798	May 2023	MSI	—	(28,225)	(28,225)
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,390,090	May 2023	MSI	—	(148,484)	(148,484)
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	721,077	May 2023	MSI	—	(44,797)	(44,797)
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	474,137	May 2023	MSI	—	(74,241)	(74,241)
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	152,117	May 2023	MSI	—	(23,819)	(23,819)
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	185,700	May 2023	MSI	—	(29,077)	(29,077)
Receive	Fidelity National Financial, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,077,421	May 2023	MSI	—	(55,851)	(55,851)
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	350,844	May 2023	MSI	—	3,843	3,843
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	472,583	May 2023	MSI	—	5,176	5,176
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,067,775	May 2023	MSI	—	11,696	11,696
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	186,093	May 2023	MSI	—	2,038	2,038
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	552,617	May 2023	MSI	—	6,053	6,053
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,292,198	May 2023	MSI	—	14,154	14,154
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,463,590	May 2023	MSI	—	16,031	16,031
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	389,608	May 2023	MSI	—	4,267	4,267
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	132,955	May 2023	MSI	—	1,456	1,456
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	83

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	220,669	May 2023	MSI	—	$(5,368)	$(5,368)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	415,768	May 2023	MSI	—	(10,115)	(10,115)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	314,767	May 2023	MSI	—	(7,658)	(7,658)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	472,022	May 2023	MSI	—	(11,483)	(11,483)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	671,468	May 2023	MSI	—	(16,335)	(16,335)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	68,783	May 2023	MSI	—	(1,673)	(1,673)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,708,076	May 2023	MSI	—	(41,554)	(41,554)
Receive	Flowserve Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	676,404	May 2023	MSI	—	(79,152)	(79,152)
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	10,745	May 2023	MSI	$2	(800)	(798)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	331,250	May 2023	MSI	—	(23,933)	(23,933)
Receive	Global Blood Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,699,401	May 2023	MSI	—	(166,114)	(166,114)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	343,094	May 2023	MSI	—	(7,958)	(7,958)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	476,854	May 2023	MSI	—	(11,061)	(11,061)
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	134,181	May 2023	MSI	—	(3,112)	(3,112)
Receive	Grifols SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	82,365	May 2023	MSI	—	(887)	(887)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	152,308	May 2023	MSI	—	(17,117)	(17,117)
Receive	Horizon Therapeutics PLC	1-Month USD OBFR + 0.20%	Monthly	USD	5,500,318	May 2023	MSI	—	(800,669)	(800,669)
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	214,513	May 2023	MSI	—	(26,729)	(26,729)
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,072	May 2023	MSI	—	(10,476)	(10,476)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	45,397	May 2023	MSI	—	(869)	(869)
84	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	107,342	May 2023	MSI	—	$(6,725)	$(6,725)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	141,920	May 2023	MSI	$(36,368)	26,382	(9,986)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	245,085	May 2023	MSI	—	(17,244)	(17,244)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	642,544	May 2023	MSI	—	(45,210)	(45,210)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	309,379	May 2023	MSI	—	(21,768)	(21,768)
Receive	Illumina, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,085,803	May 2023	MSI	—	(126,906)	(126,906)
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	426,110	May 2023	MSI	—	(24,227)	(24,227)
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	108,204	May 2023	MSI	—	(6,152)	(6,152)
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	685,704	May 2023	MSI	—	(49,251)	(49,251)
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,191,452	May 2023	MSI	—	(83,684)	(83,684)
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	104,127	May 2023	MSI	—	(11,181)	(11,181)
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	46,435	May 2023	MSI	—	(4,986)	(4,986)
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,019,416	May 2023	MSI	—	(53,782)	(53,782)
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	605,109	May 2023	MSI	—	(31,924)	(31,924)
Receive	Jamf Holding Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	479,815	May 2023	MSI	—	(25,314)	(25,314)
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	9,949	May 2023	MSI	—	155	155
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	1,444,553	May 2023	MSI	—	22,537	22,537
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	39,344	May 2023	MSI	—	(1,039)	(1,039)
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	40,000	May 2023	MSI	—	(1,057)	(1,057)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	6,849	May 2023	MSI	—	(692)	(692)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	68,488	May 2023	MSI	—	(6,923)	(6,923)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	85

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	62,132	May 2023	MSI	—	$(6,281)	$(6,281)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	33,751	May 2023	MSI	—	(3,412)	(3,412)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	54,790	May 2023	MSI	—	(5,538)	(5,538)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	82,185	May 2023	MSI	—	(8,308)	(8,308)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	109,580	May 2023	MSI	—	(11,077)	(11,077)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	27,395	May 2023	MSI	—	(2,769)	(2,769)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	54,790	May 2023	MSI	—	(5,538)	(5,538)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	191,765	May 2023	MSI	—	(19,385)	(19,385)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	36,408	May 2023	MSI	—	(3,680)	(3,680)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	19,122	May 2023	MSI	—	(1,933)	(1,933)
Receive	Korea Electric Power Corp.	1-Month USD OBFR + 0.55%	Monthly	USD	310,080	May 2023	MSI	—	8,449	8,449
Receive	Korea Electric Power Corp.	1-Month USD OBFR + 0.55%	Monthly	USD	880,336	May 2023	MSI	—	23,987	23,987
Receive	Korea Electric Power Corp.	1-Month USD OBFR + 0.55%	Monthly	USD	876,766	May 2023	MSI	—	23,890	23,890
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	98,600	May 2023	MSI	—	(12,560)	(12,560)
86	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	113,793	May 2023	MSI	—	$(11,452)	$(11,452)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	660,321	May 2023	MSI	—	(66,453)	(66,453)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	224,769	May 2023	MSI	—	(1,866)	(1,866)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	265,501	May 2023	MSI	—	(2,204)	(2,204)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	275,060	May 2023	MSI	—	(2,284)	(2,284)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	212,399	May 2023	MSI	—	(1,763)	(1,763)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	265,503	May 2023	MSI	—	(2,204)	(2,204)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	424,804	May 2023	MSI	—	(3,527)	(3,527)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	92,666	May 2023	MSI	—	(769)	(769)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	116,820	May 2023	MSI	—	(970)	(970)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	8,497	May 2023	MSI	—	(71)	(71)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	40,356	May 2023	MSI	—	(335)	(335)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	91,333	May 2023	MSI	—	(758)	(758)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	274,000	May 2023	MSI	—	(2,275)	(2,275)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	89,365	May 2023	MSI	—	(742)	(742)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	98,170	May 2023	MSI	—	(815)	(815)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	570,927	May 2023	MSI	—	(4,740)	(4,740)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	49,608	May 2023	MSI	—	(412)	(412)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	224,640	May 2023	MSI	—	(1,865)	(1,865)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	110,916	May 2023	MSI	—	(921)	(921)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	110,916	May 2023	MSI	—	(921)	(921)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	94,718	May 2023	MSI	—	(9,647)	(9,647)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	87

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	248,924	May 2023	MSI	—	$(25,352)	$(25,352)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	63,792	May 2023	MSI	—	(6,497)	(6,497)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	340,956	May 2023	MSI	—	(34,725)	(34,725)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	383,998	May 2023	MSI	—	(39,109)	(39,109)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	93,524	May 2023	MSI	—	(9,525)	(9,525)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	108,029	May 2023	MSI	—	(11,002)	(11,002)
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	990,134	May 2023	MSI	—	46,376	46,376
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	457,585	May 2023	MSI	—	21,432	21,432
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	389,331	May 2023	MSI	—	(22,704)	(22,704)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	470,630	May 2023	MSI	—	(27,445)	(27,445)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	138,152	May 2023	MSI	—	(8,056)	(8,056)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	201,363	May 2023	MSI	—	(11,743)	(11,743)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	192,659	May 2023	MSI	—	(11,235)	(11,235)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	283,217	May 2023	MSI	—	(16,516)	(16,516)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	566,496	May 2023	MSI	—	(33,035)	(33,035)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.50%	Monthly	USD	1,986,306	May 2023	MSI	—	38,861	38,861
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	689,338	May 2023	MSI	—	13,550	13,550
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	337,533	May 2023	MSI	—	6,635	6,635
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	469,549	May 2023	MSI	—	9,230	9,230
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	114,890	May 2023	MSI	—	2,258	2,258
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	70,397	May 2023	MSI	—	(3,451)	(3,451)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,568,715	May 2023	MSI	—	(63,307)	(63,307)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	596,664	May 2023	MSI	—	(24,079)	(24,079)
88	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	429,959	May 2023	MSI	—	$(17,351)	$(17,351)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	132,054	May 2023	MSI	—	(5,329)	(5,329)
Receive	Micron Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	81,680	May 2023	MSI	—	(3,296)	(3,296)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,406,244	May 2023	MSI	—	(81,956)	(81,956)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	444,567	May 2023	MSI	—	(25,869)	(25,869)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	31,945	May 2023	MSI	—	(1,859)	(1,859)
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	777,028	May 2023	MSI	—	(89,652)	(89,652)
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,482,650	May 2023	MSI	—	(171,065)	(171,065)
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	439,259	May 2023	MSI	—	(50,681)	(50,681)
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	87,050	May 2023	MSI	—	(10,044)	(10,044)
Receive	Morphic Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,951,811	May 2023	MSI	—	(389,125)	(389,125)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	195,960	May 2023	MSI	—	(21,412)	(21,412)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,490	May 2023	MSI	—	(491)	(491)
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	50,115	May 2023	MSI	—	(9,988)	(9,988)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	16,352,000	May 2023	MSI	—	(1,854)	(1,854)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	26,718,720	May 2023	MSI	—	(3,029)	(3,029)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	68,185,600	May 2023	MSI	—	(7,730)	(7,730)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.30%	Monthly	CHF	647,863	May 2023	MSI	—	(8,633)	(8,633)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,402,390	May 2023	MSI	—	(208,557)	(208,557)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	550,674	May 2023	MSI	—	(81,894)	(81,894)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	89

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	705,987	May 2023	MSI	—	$(104,991)	$(104,991)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	81,033	May 2023	MSI	—	(12,051)	(12,051)
Receive	Owens & Minor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	15,617	May 2023	MSI	—	(2,772)	(2,772)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	410,213	May 2023	MSI	—	(37,588)	(37,588)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	575,162	May 2023	MSI	—	(52,702)	(52,702)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	119,233	May 2023	MSI	—	(10,925)	(10,925)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	128,500	May 2023	MSI	—	(11,775)	(11,775)
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	13,554,000	May 2023	MSI	—	3,891	3,891
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,629,702	May 2023	MSI	—	(44,830)	(44,830)
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	223,607	May 2023	MSI	—	(3,812)	(3,812)
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	844,039	May 2023	MSI	—	(14,389)	(14,389)
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,376,006	May 2023	MSI	—	(57,553)	(57,553)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	51,970	May 2023	MSI	—	(3,351)	(3,351)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	225,488	May 2023	MSI	—	(14,539)	(14,539)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	186,512	May 2023	MSI	—	(12,026)	(12,026)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	43,342	May 2023	MSI	—	(2,795)	(2,795)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	203,858	May 2023	MSI	—	(13,145)	(13,145)
Receive	Perella Weinberg Partners	1-Month USD OBFR + 0.20%	Monthly	USD	162,328	May 2023	MSI	—	(10,467)	(10,467)
Receive	Petroleo Brasileiro SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,078,346	May 2023	MSI	—	9,326	9,326
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	192,171	May 2023	MSI	—	(10,299)	(10,299)
Receive	Primoris Services Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	464,480	May 2023	MSI	—	(71,467)	(71,467)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	65,071	May 2023	MSI	—	(11,380)	(11,380)
90	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	903,301	May 2023	MSI	—	$(62,526)	$(62,526)
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	96,928	May 2023	MSI	—	(6,709)	(6,709)
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	211,510	May 2023	MSI	—	(14,641)	(14,641)
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	66,584	May 2023	MSI	—	(4,609)	(4,609)
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	31,246	May 2023	MSI	—	(2,163)	(2,163)
Receive	Public Power Corp. SA	1-Month EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	8,705	May 2023	MSI	—	(603)	(603)
Receive	Quidel Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	104,625	May 2023	MSI	—	(8,650)	(8,650)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,960,966	May 2023	MSI	—	(351,650)	(351,650)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	455,063	May 2023	MSI	—	1,793	1,793
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	489,843	May 2023	MSI	—	1,930	1,930
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	59,089	May 2023	MSI	—	233	233
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	12,839	May 2023	MSI	—	51	51
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	41,181	May 2023	MSI	—	162	162
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	91

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	55,204	May 2023	MSI	—	$217	$217
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	426,092	May 2023	MSI	—	1,679	1,679
Receive	S&P Global, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,431,070	May 2023	MSI	—	(124,062)	(124,062)
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	543,318	May 2023	MSI	—	(37,036)	(37,036)
Receive	Sarepta Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,053,953	May 2023	MSI	—	(197,970)	(197,970)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	548,971	May 2023	MSI	—	(50,966)	(50,966)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	754,293	May 2023	MSI	—	(70,028)	(70,028)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	158,829	May 2023	MSI	—	(14,743)	(14,743)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	171,968	May 2023	MSI	—	(15,963)	(15,963)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,547,139	May 2023	MSI	—	(143,613)	(143,613)
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	8,104	May 2023	MSI	—	37	37
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	23,827	May 2023	MSI	—	110	110
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	25,068	May 2023	MSI	—	116	116
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	3,625	May 2023	MSI	—	17	17
Receive	Serco Group PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	8,287	May 2023	MSI	—	38	38
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	6,584	May 2023	MSI	—	(18)	(18)
92	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	29,677	May 2023	MSI	—	$(80)	$(80)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	532,903	May 2023	MSI	—	39,205	39,205
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,361,250	May 2023	MSI	—	100,146	100,146
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	191,788	May 2023	MSI	—	14,110	14,110
Receive	Snap, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	619,238	May 2023	MSI	—	(38,101)	(38,101)
Receive	Snap, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	514,073	May 2023	MSI	—	(16,487)	(16,487)
Receive	Snowflake, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	488,671	May 2023	MSI	—	(53,291)	(53,291)
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	151,021	May 2023	MSI	—	(35,540)	(35,540)
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	226,522	May 2023	MSI	—	(53,307)	(53,307)
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	33,418	May 2023	MSI	—	(7,864)	(7,864)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	21,494	May 2023	MSI	—	(1,415)	(1,415)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	304,537	May 2023	MSI	—	(20,046)	(20,046)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	258,701	May 2023	MSI	—	(17,029)	(17,029)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,308,007	May 2023	MSI	—	(86,100)	(86,100)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	168,540	May 2023	MSI	—	(11,642)	(11,642)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	236,285	May 2023	MSI	—	(16,322)	(16,322)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	281,344	May 2023	MSI	—	(19,434)	(19,434)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	808,550	May 2023	MSI	—	(55,851)	(55,851)
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	39,993	May 2023	MSI	—	(3,527)	(3,527)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	93

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	487,468	May 2023	MSI	—	$(6,774)	$(6,774)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	3,395	May 2023	MSI	—	(47)	(47)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	300,828	May 2023	MSI	—	(4,181)	(4,181)
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	2,082,472	May 2023	MSI	—	(28,940)	(28,940)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	3,924	May 2023	MSI	—	(498)	(498)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,815	May 2023	MSI	—	(3,398)	(3,398)
Receive	Tenaris SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	2,472,261	May 2023	MSI	—	(211,659)	(211,659)
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	280,956	May 2023	MSI	—	(52,923)	(52,923)
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,596	May 2023	MSI	—	(7,647)	(7,647)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	137,138	May 2023	MSI	—	(20,643)	(20,643)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	157,669	May 2023	MSI	—	(23,733)	(23,733)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	358,506	May 2023	MSI	—	(53,965)	(53,965)
Receive	Twilio, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	54,618	May 2023	MSI	—	(8,222)	(8,222)
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	457,331	May 2023	MSI	—	(4,532)	(4,532)
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	79,984	May 2023	MSI	—	(793)	(793)
Receive	Ulta Beauty, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,959,949	May 2023	MSI	—	(135,997)	(135,997)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	595,360	May 2023	MSI	—	(58,917)	(58,917)
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	478,271	May 2023	MSI	—	(17,507)	(17,507)
94	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	United Overseas Bank, Ltd.	1-Month SGD SORA Compounded OIS + 0.40%	Monthly	SGD	2,068,124	May 2023	MSI	—	$(4,068)	$(4,068)
Receive	United Tractors Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	29,261	May 2023	MSI	$(5,350)	6,177	827
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	335,936	May 2023	MSI	—	(16,112)	(16,112)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	110,555	May 2023	MSI	—	(5,302)	(5,302)
Receive	Vale Indonesia Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	32,556	May 2023	MSI	(10,554)	6,226	(4,328)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	275,282	May 2023	MSI	—	(33,063)	(33,063)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,512	May 2023	MSI	—	(542)	(542)
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	140,437	May 2023	MSI	—	2,323	2,323
Receive	Western Alliance Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	403,945	May 2023	MSI	—	6,681	6,681
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	445,380	May 2023	MSI	—	1,708	1,708
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,449,577	May 2023	MSI	—	9,393	9,393
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,008,388	May 2023	MSI	—	15,370	15,370
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,672,254	May 2023	MSI	—	10,247	10,247
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,674,341	May 2023	MSI	—	14,089	14,089
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	639,540	May 2023	MSI	—	(3,984)	(3,984)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	63,056	May 2023	MSI	—	(393)	(393)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	127,909	May 2023	MSI	—	(797)	(797)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	12,567	May 2023	MSI	—	(78)	(78)
Receive	Wuxi Lead Intelligent Equipment Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	214,115	May 2023	MSI	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	95

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	502,052	May 2023	MSI	—	$(35,182)	$(35,182)
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	311,037	May 2023	MSI	—	(21,796)	(21,796)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	883,215	May 2023	MSI	$370	(103,403)	(103,033)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	5,673	May 2023	MSI	—	(664)	(664)
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,121,357	May 2023	MSI	—	(32,290)	(32,290)
								$(3,578,062)	$21,849,879	$18,271,817
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
96	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
TONAR	Tokyo Overnight Average Rate
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $1,082,593,788. Net unrealized depreciation aggregated to $18,011,585, of which $57,915,111 related to gross unrealized appreciation and $75,926,696 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	97

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,080,939,280) including $67,993 of securities loaned	$1,050,986,953
Swap contracts, at value (net unamortized upfront payment of $1,196,741)	49,472,897
Unrealized appreciation on forward foreign currency contracts	1,467,901
Receivable for futures variation margin	90,885
Cash	777,970
Foreign currency, at value (Cost $3,430,964)	3,406,545
Collateral segregated at custodian for OTC derivative contracts	1,978,000
Dividends and interest receivable	1,580,767
Receivable for fund shares sold	1,887,061
Receivable for investments sold	24,360,392
Receivable for securities lending income	4,270
Other assets	103,944
Total assets	1,136,117,585
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,348,141
Written options, at value (Premiums received $1,677,325)	1,956,033
Swap contracts, at value (net unamortized upfront payment of $2,381,321)	31,201,080
Foreign capital gains tax payable	259,765
Payable for collateral on OTC derivatives	8,380,000
Payable for investments purchased	48,519,871
Payable for fund shares repurchased	536,741
Payable to affiliates
Accounting and legal services fees	56,801
Transfer agent fees	90,706
Trustees’ fees	247
Other liabilities and accrued expenses	378,279
Total liabilities	95,727,664
Net assets	$1,040,389,921
Net assets consist of
Paid-in capital	$1,039,644,536
Total distributable earnings (loss)	745,385
Net assets	$1,040,389,921

98	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($13,249,032 ÷ 1,199,953 shares)[1]	$11.04
Class C ($3,501,407 ÷ 334,941 shares)[1]	$10.45
Class I ($919,308,002 ÷ 81,003,067 shares)	$11.35
Class R6 ($42,151,025 ÷ 3,670,055 shares)	$11.49
Class NAV ($62,180,455 ÷ 5,411,502 shares)	$11.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	99

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$5,911,031
Interest	294,016
Securities lending	45,825
Less foreign taxes withheld	(387,680)
Total investment income	5,863,192
Expenses
Investment management fees	7,772,389
Distribution and service fees	40,778
Accounting and legal services fees	75,277
Transfer agent fees	547,047
Trustees’ fees	8,983
Custodian fees	155,738
State registration fees	43,785
Printing and postage	10,456
Professional fees	78,656
Other	32,701
Total expenses	8,765,810
Less expense reductions	(47,859)
Net expenses	8,717,951
Net investment loss	(2,854,759)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,157,345)
Affiliated investments	(1,581)
Capital gain distributions received from affiliated investments	297
Futures contracts	(677,160)
Forward foreign currency contracts	(3,193,227)
Written options	316,047
Swap contracts	22,473,713
15,760,744
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(113,793,788)
Affiliated investments	46
Futures contracts	75,646
Forward foreign currency contracts	(2,609,348)
Written options	(811,607)
Swap contracts	26,296,324
(90,842,727)
Net realized and unrealized loss	(75,081,983)
Decrease in net assets from operations	$(77,936,742)
100	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,854,759)	$(8,623,250)
Net realized gain	15,760,744	100,138,645
Change in net unrealized appreciation (depreciation)	(90,842,727)	20,333,075
Increase (decrease) in net assets resulting from operations	(77,936,742)	111,848,470
Distributions to shareholders
From earnings
Class A	(958,141)	(480,110)
Class C	(268,997)	(208,694)
Class I	(61,631,044)	(23,472,130)
Class R6	(3,086,648)	(1,392,785)
Class NAV	(3,588,697)	(2,186,187)
Total distributions	(69,533,527)	(27,739,906)
From fund share transactions	40,495,616	334,155,522
Total increase (decrease)	(106,974,653)	418,264,086
Net assets
Beginning of period	1,147,364,574	729,100,488
End of period	$1,040,389,921	$1,147,364,574
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	101

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$12.73	$11.60	$11.02	$10.73	$11.82	$10.45
Net investment loss[2]	(0.05)	(0.15)	(0.10)	(0.03)	(0.07)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.82)	1.73	0.78	0.67	(0.11)	1.60
Total from investment operations	(0.87)	1.58	0.68	0.64	(0.18)	1.38
Less distributions
From net investment income	—	—	(0.10)	—	—	—
From net realized gain	(0.82)	(0.45)	—	(0.35)	(0.91)	(0.01)
Total distributions	(0.82)	(0.45)	(0.10)	(0.35)	(0.91)	(0.01)
Net asset value, end of period	$11.04	$12.73	$11.60	$11.02	$10.73	$11.82
Total return (%)[3,4]	(7.07)[5]	13.69	6.15	6.09	(1.57)	13.16
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$16	$12	$11	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	1.97	2.00	1.98	2.00[7]	3.86[8]
Expenses including reductions	1.93[6]	1.96	1.99	1.97	1.99[7]	3.85[8]
Net investment loss	(0.84)[6]	(1.18)	(0.87)	(0.25)	(0.61)	(1.99)
Portfolio turnover (%)	104	259	221	170	169	485

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund’s fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended , which were equivalent to a net annual effective rate of 1.84% of the fund’s average daily net assets.
102	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$12.13	$11.16	$10.61	$10.42	$11.57	$10.30
Net investment loss[2]	(0.09)	(0.23)	(0.17)	(0.10)	(0.15)	(0.29)
Net realized and unrealized gain (loss) on investments	(0.77)	1.65	0.74	0.64	(0.09)	1.57
Total from investment operations	(0.86)	1.42	0.57	0.54	(0.24)	1.28
Less distributions
From net investment income	—	—	(0.02)	—	—	—
From net realized gain	(0.82)	(0.45)	—	(0.35)	(0.91)	(0.01)
Total distributions	(0.82)	(0.45)	(0.02)	(0.35)	(0.91)	(0.01)
Net asset value, end of period	$10.45	$12.13	$11.16	$10.61	$10.42	$11.57
Total return (%)[3,4]	(7.44)[5]	12.86	5.33	5.39	(2.26)	12.38
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$6	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	2.64[6]	2.67	2.70	2.68	2.70[7]	4.56[8]
Expenses including reductions	2.63[6]	2.66	2.69	2.67	2.69[7]	4.55[8]
Net investment loss	(1.56)[6]	(1.89)	(1.56)	(0.99)	(1.33)	(2.66)
Portfolio turnover (%)	104	259	221	170	169	485

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund’s fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended , which were equivalent to a net annual effective rate of 1.84% of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	103

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$13.04	$11.84	$11.24	$10.92	$11.97	$10.55
Net investment loss[2]	(0.03)	(0.11)	(0.07)	—[3]	(0.04)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.84)	1.76	0.80	0.67	(0.10)	1.62
Total from investment operations	(0.87)	1.65	0.73	0.67	(0.14)	1.43
Less distributions
From net investment income	—	—	(0.13)	—	—	—
From net realized gain	(0.82)	(0.45)	—	(0.35)	(0.91)	(0.01)
Total distributions	(0.82)	(0.45)	(0.13)	(0.35)	(0.91)	(0.01)
Net asset value, end of period	$11.35	$13.04	$11.84	$11.24	$10.92	$11.97
Total return (%)[4]	(6.97)[5]	14.00	6.57	6.36	(1.28)	13.51
Ratios and supplemental data
Net assets, end of period (in millions)	$919	$1,019	$616	$565	$566	$454
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[6]	1.67	1.70	1.69	1.71[7]	3.54[8]
Expenses including reductions	1.63[6]	1.66	1.69	1.68	1.70[7]	3.54[8]
Net investment loss	(0.54)[6]	(0.86)	(0.58)	—[9]	(0.36)	(1.65)
Portfolio turnover (%)	104	259	221	170	169	485

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund’s fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended , which were equivalent to a net annual effective rate of 1.84% of the fund’s average daily net assets.
[9]	Less than 0.005%.
104	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$13.18	$11.95	$11.34	$11.00	$12.04	$10.60
Net investment income (loss)[2]	(0.03)	(0.10)	(0.06)	0.01	(0.03)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.84)	1.78	0.81	0.68	(0.10)	1.64
Total from investment operations	(0.87)	1.68	0.75	0.69	(0.13)	1.45
Less distributions
From net investment income	—	—	(0.14)	—	—	—
From net realized gain	(0.82)	(0.45)	—	(0.35)	(0.91)	(0.01)
Total distributions	(0.82)	(0.45)	(0.14)	(0.35)	(0.91)	(0.01)
Net asset value, end of period	$11.49	$13.18	$11.95	$11.34	$11.00	$12.04
Total return (%)[3]	(6.97)[4]	14.22	6.62	6.50	(1.19)	13.64
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$51	$37	$27	$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[5]	1.56	1.59	1.58	1.60[6]	3.45[7]
Expenses including reductions	1.53[5]	1.55	1.58	1.57	1.60[6]	3.44[7]
Net investment income (loss)	(0.45)[5]	(0.76)	(0.51)	0.12	(0.23)	(1.57)
Portfolio turnover (%)	104	259	221	170	169	485

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund’s fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended , which were equivalent to a net annual effective rate of 1.84% of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	105

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$13.18	$11.96	$11.35	$11.00	$12.04	$10.60
Net investment income (loss)[2]	(0.02)	(0.10)	(0.04)	0.01	(0.03)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.85)	1.77	0.79	0.69	(0.10)	1.62
Total from investment operations	(0.87)	1.67	0.75	0.70	(0.13)	1.45
Less distributions
From net investment income	—	—	(0.14)	—	—	—
From net realized gain	(0.82)	(0.45)	—	(0.35)	(0.91)	(0.01)
Total distributions	(0.82)	(0.45)	(0.14)	(0.35)	(0.91)	(0.01)
Net asset value, end of period	$11.49	$13.18	$11.96	$11.35	$11.00	$12.04
Total return (%)[3]	(6.89)[4]	14.12	6.64	6.59	(1.19)	13.64
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$57	$59	$134	$130	$152
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[5]	1.55	1.58	1.56	1.59[6]	3.44[7]
Expenses including reductions	1.52[5]	1.54	1.57	1.55	1.58[6]	3.43[7]
Net investment income (loss)	(0.41)[5]	(0.78)	(0.35)	0.13	(0.23)	(1.54)
Portfolio turnover (%)	104	259	221	170	169	485

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund’s fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended , which were equivalent to a net annual effective rate of 1.84% of the fund’s average daily net assets.
106	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at
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the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$24,157,483	$15,763,027	$8,394,456	—
Consumer discretionary	22,386,226	19,465,335	2,920,891	—
Consumer staples	8,619,973	—	8,619,973	—
Energy	43,702,981	33,219,245	10,483,736	—
Financials	148,008,810	98,253,195	49,755,615	—
Health care	135,199,857	95,844,704	39,355,153	—
Industrials	51,481,274	22,740,092	28,741,182	—
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	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	$110,261,336	$106,957,014	$3,304,322	—
Materials	24,995,376	12,330,985	12,664,391	—
Real estate	4,797,145	4,797,145	—	—
Utilities	20,924,669	9,307,023	11,617,646	—
Preferred securities	9,841,292	—	9,841,292	—
Exchange-traded funds	3,622,935	3,622,935	—	—
Warrants	10,139	10,139	—	—
Purchased options	11,146,131	10,645,769	500,362	—
Short-term investments	431,831,326	86,732,745	345,098,581	—
Total investments in securities	$1,050,986,953	$519,689,353	$531,297,600	—
Derivatives:
Assets
Futures	$170,787	$170,787	—	—
Forward foreign currency contracts	1,467,901	—	$1,467,901	—
Swap contracts	49,472,897	—	49,472,897	—
Liabilities
Futures	(11,081)	(11,081)	—	—
Forward foreign currency contracts	(4,348,141)	—	(4,348,141)	—
Written options	(1,956,033)	(1,955,747)	(286)	—
Swap contracts	(31,201,080)	—	(31,201,080)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime
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money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $67,993 and received $0 of cash collateral.
In addition, non-cash collateral of approximately $70,815 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
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Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $3,370.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, treating a portion of the proceeds from redemptions as distributions for tax purposes and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are
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potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2022, the fund used futures contracts to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $530,000 to $14.3 million, as measured at each quarter end.
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Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $101.7 million to $163 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended April 30, 2022, the fund used purchased options contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held purchased options contracts with market values ranging from $6.1 million to $11.1 million, as measured at each quarter end.
During the six months ended April 30, 2022, the fund wrote option contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held written option contracts with market values ranging from $165,000 to $2 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized
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appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2022, the fund used total return swaps to to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $1.1 billion to $1.2 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$170,787	$(11,081)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,467,901	(4,348,141)
Currency	Unaffiliated investments, at value[2]	Purchased options	33,157	—
Equity	Unaffiliated investments, at value[2]	Purchased options	11,112,974	—
Equity	Written options, at value	Written options	—	(1,956,033)
Equity	Swap contracts, at value	Total return swaps	49,472,897	(31,201,080)
			$62,257,716	$(37,516,335)
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[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$1,467,901	$(4,348,141)
Purchased options	500,362	—
Swap contracts	49,472,897	(31,201,080)
Written options	—	(286)
Totals	$51,441,160	$(35,549,507)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
BNP Paribas	$76,798	$(156,796)	$(79,998)	—	$79,998	—
Citibank, N.A.	—	(28,908)	(28,908)	—	—	$(28,908)
Deutsche Bank AG	239,722	(1,096,746)	(857,024)	—	857,024	—
Goldman Sachs International	12,460,029	(9,296,714)	3,163,315	$3,163,315	—	—
JPMorgan Chase Bank, N.A.	17,158,190	(10,368,758)	6,789,432	—	—	6,789,432
Morgan Stanley & Co. International PLC	21,488,629	(14,574,571)	6,914,058	3,640,000	—	3,274,058
Standard Chartered Bank	17,792	(27,014)	(9,222)	—	—	(9,222)
Totals	51,441,160	(35,549,507)	15,891,653	6,803,315	937,022	10,025,360
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$(451,882)	—	—	—	—	$(451,882)
Currency	(218,690)	—	$(3,193,227)	—	—	(3,411,917)
Equity	3,609,959	$(677,160)	—	$316,047	$22,473,713	25,722,559
Total	$2,939,387	$(677,160)	$(3,193,227)	$316,047	$22,473,713	$21,858,760
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[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	$(254,958)	—	$(2,609,348)	—	—	$(2,864,306)
Equity	4,270,566	$75,646	—	$(811,607)	$26,296,324	29,830,929
Total	$4,015,608	$75,646	$(2,609,348)	$(811,607)	$26,296,324	$26,966,623

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.450% of the first $250 million of the fund’s average daily net assets; (b) 1.400% of the next $750 million of the fund’s average daily net assets; (c) 1.375% of the next $1 billion of the fund’s average daily net assets; and (d) 1.350% of the fund’s average daily net assets in excess of $2 billion. Prior to April 1, 2022, the fees were as follows: (a) 1.500% of the first $250 million of the fund’s average daily net assets; and (b) 1.450% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
116	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$632
Class C	175
Class I	42,439
Class	Expense reduction
Class R6	$2,043
Class NAV	2,570
Total	$47,859

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 1.44% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,096 for the six months ended April 30, 2022. Of this amount, $1,181 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,915 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $494 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	117

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$21,207	$7,968
Class C	19,571	2,206
Class I	—	534,909
Class R6	—	1,964
Total	$40,778	$547,047
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	398,367	$4,737,562	870,252	$10,870,363
Distributions reinvested	75,489	874,923	34,187	417,429
Repurchased	(522,973)	(6,286,588)	(653,530)	(8,205,476)
Net increase (decrease)	(49,117)	$(674,103)	250,909	$3,082,316
Class C shares
Sold	38,847	$433,738	104,693	$1,264,070
Distributions reinvested	19,582	215,399	16,418	192,414
Repurchased	(115,634)	(1,336,598)	(214,161)	(2,578,594)
Net decrease	(57,205)	$(687,461)	(93,050)	$(1,122,110)
Class I shares
Sold	17,799,022	$213,642,319	41,009,799	$521,959,537
Distributions reinvested	3,588,613	42,704,495	1,587,124	19,807,305
Repurchased	(18,540,013)	(225,448,668)	(16,418,545)	(210,753,862)
Net increase	2,847,622	$30,898,146	26,178,378	$331,012,980
Class R6 shares
Sold	3,311	$47,493	959,930	$12,268,431
Distributions reinvested	244,458	2,940,827	104,193	1,312,838
Repurchased	(426,976)	(5,202,128)	(338,895)	(4,398,334)
Net increase (decrease)	(179,207)	$(2,213,808)	725,228	$9,182,935
118	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,149,857	$13,773,235	273,507	$3,584,077
Distributions reinvested	298,065	3,588,697	173,369	2,186,187
Repurchased	(347,361)	(4,189,090)	(1,082,461)	(13,770,863)
Net increase (decrease)	1,100,561	$13,172,842	(635,585)	$(8,000,599)
Total net increase	3,662,654	$40,495,616	26,425,880	$334,155,522
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $705,674,854 and $691,910,720, respectively, for the six months ended April 30, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 6.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	6.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$913,669	$34,705,934	$(35,618,068)	$(1,581)	$46	$45,825	$297	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	119

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
120	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Seaport Long/Short Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	121

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
122	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team; effective July 1, 2022, Wen Shi, PhD, CFA, will be added as a leader of the fund’s investment management team.
2 Effective April 1, 2022, Michael G. Toman was added as a portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Steven C. Angeli, CFA
Jennifer N. Berg, CFA
Robert L. Deresiewicz1
Ann C. Gallo
Bruce L. Glazer
Rebecca D. Sykes, CFA
Michael G. Toman2
Keith E. White
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	123

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182045	437SA 4/22
6/2022

Semiannual report
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
31	Statement regarding liquidity risk management
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2022 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
Anglo American PLC	5.2
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9
Samsung Electronics Company, Ltd.	4.4
Tencent Holdings, Ltd.	3.8
Reliance Industries, Ltd.	3.6
AIA Group, Ltd.	2.9
SK Hynix, Inc.	2.8
Itau Unibanco Holding SA	2.5
NAVER Corp.	2.1
ASE Technology Holding Company, Ltd.	2.1
TOTAL	34.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2022 (% of net assets)
China	27.5
South Korea	14.5
India	13.0
Taiwan	10.8
Hong Kong	8.4
United Kingdom	5.2
Brazil	4.5
Mexico	4.2
South Africa	1.3
Netherlands	1.1
TOTAL	90.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-16-15)	6-month	5-year	Since inception (6-16-15)
Class A	-34.77	2.77	2.05	-31.16	14.66	14.96
Class C	-32.44	3.13	2.10	-28.45	16.67	15.38
Class I1	-31.13	4.15	3.11	-27.42	22.56	23.44
Class R2[1]	-31.22	3.97	2.92	-27.51	21.48	21.87
Class R4[1]	-31.18	4.11	3.05	-27.47	22.29	22.97
Class R6[1]	-31.09	4.28	3.22	-27.44	23.33	24.34
Class NAV[1]	-31.03	4.30	3.22	-27.37	23.41	24.38
Index†	-18.33	4.32	3.90	-14.15	23.53	30.06
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.40	2.10	1.10	1.49	1.34	0.99	0.98
Net (%)	1.24	1.94	0.94	1.33	1.08	0.83	0.82
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI Emerging Markets Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI Emerging Markets Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	6-16-15	11,538	11,538	13,006
Class I1	6-16-15	12,344	12,344	13,006
Class R2[1]	6-16-15	12,187	12,187	13,006
Class R4[1]	6-16-15	12,297	12,297	13,006
Class R6[1]	6-16-15	12,434	12,434	13,006
Class NAV[1]	6-16-15	12,438	12,438	13,006
The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$724.60	$5.30	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class C	Actual expenses/actual returns	1,000.00	721.90	8.28	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	725.80	4.02	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R2	Actual expenses/actual returns	1,000.00	724.90	5.56	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Class R4	Actual expenses/actual returns	1,000.00	725.30	4.41	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class R6	Actual expenses/actual returns	1,000.00	725.60	3.55	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	726.30	3.55	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 89.3%		$1,723,692,219
(Cost $1,772,306,823)
Argentina 1.1%		20,805,499
MercadoLibre, Inc. (A)	21,369	20,805,499
Brazil 2.0%		38,216,328
Hapvida Participacoes e Investimentos SA (B)	13,598,336	24,121,888
Suzano SA	1,404,600	14,094,440
China 27.5%		530,516,208
Airtac International Group	1,297,681	35,216,694
Alibaba Group Holding, Ltd. (A)	3,223,408	39,318,129
Alibaba Group Holding, Ltd., ADR (A)	193,339	18,771,284
Bairong, Inc. (A)(B)	3,080,000	4,167,895
Centre Testing International Group Company, Ltd., Class A	4,247,808	13,996,967
China Merchants Bank Company, Ltd., Class A	5,529,004	33,326,329
China Tourism Group Duty Free Corp., Ltd., Class A	512,178	13,939,260
Glodon Company, Ltd., Class A	2,102,396	14,620,402
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,112,271	13,680,194
Hangzhou Tigermed Consulting Company, Ltd., A Shares	894,199	12,017,367
JD.com, Inc., Class A (A)	1,247,012	38,880,034
Kingdee International Software Group Company, Ltd. (A)	10,448,000	21,320,124
Kweichow Moutai Company, Ltd., Class A	51,476	14,252,556
Lenovo Group, Ltd.	18,942,000	18,392,743
Li Ning Company, Ltd.	1,885,000	14,692,009
NARI Technology Company, Ltd., Class A	5,711,375	27,459,563
Ping An Bank Company, Ltd., Class A	10,876,166	25,142,242
Sungrow Power Supply Company, Ltd., Class A	1,641,346	15,526,278
Tencent Holdings, Ltd.	1,565,700	73,783,433
Wuxi Biologics Cayman, Inc. (A)(B)	4,363,500	32,206,193
Xinyi Solar Holdings, Ltd.	20,646,103	30,688,906
Yum China Holdings, Inc.	457,359	19,117,606
Hong Kong 8.4%		162,888,476
AIA Group, Ltd.	5,681,600	55,814,672
ASM Pacific Technology, Ltd.	2,500,200	25,196,478
China Resources Beer Holdings Company, Ltd.	3,362,000	19,747,852
Hong Kong Exchanges & Clearing, Ltd.	752,400	31,916,037
Techtronic Industries Company, Ltd.	2,263,500	30,213,437
Hungary 0.9%		17,375,829
OTP Bank NYRT (A)	582,506	17,375,829
India 13.0%		250,462,199
Apollo Hospitals Enterprise, Ltd.	145,051	8,372,367
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

	Shares	Value
India (continued)
HDFC Bank, Ltd.	1,968,610	$35,226,643
Housing Development Finance Corp., Ltd.	1,088,716	31,373,538
ICICI Bank, Ltd.	2,929,678	28,153,725
Infosys, Ltd.	1,844,145	37,386,379
Jubilant Foodworks, Ltd.	1,344,703	9,475,119
Metropolis Healthcare, Ltd. (B)	363,046	11,336,234
Reliance Industries, Ltd.	1,921,397	69,852,711
Tata Consumer Products, Ltd.	1,798,548	19,285,483
Indonesia 1.1%		21,391,919
Bank Negara Indonesia Persero Tbk PT	33,866,700	21,391,919
Mexico 4.2%		80,890,217
Fomento Economico Mexicano SAB de CV	2,043,900	15,287,308
Grupo Financiero Banorte SAB de CV, Series O	5,545,900	36,553,233
Wal-Mart de Mexico SAB de CV	8,195,800	29,049,676
Netherlands 1.1%		21,631,282
Prosus NV (A)	448,514	21,631,282
Peru 0.7%		12,955,243
Credicorp, Ltd.	93,277	12,955,243
Poland 0.9%		17,122,822
Dino Polska SA (A)(B)	264,683	17,122,822
Russia 0.0%		302,093
Sberbank of Russia PJSC, ADR (C)	558,398	302,093
Singapore 1.0%		20,359,126
Sea, Ltd., ADR (A)	246,002	20,359,126
South Africa 1.3%		24,364,321
Anglo American Platinum, Ltd.	90,738	10,030,447
Capitec Bank Holdings, Ltd.	100,364	14,333,874
South Korea 10.1%		195,203,562
Hana Financial Group, Inc.	992,754	36,857,691
LG Chem, Ltd.	96,777	39,636,505
LG Household & Health Care, Ltd.	31,750	22,738,742
NAVER Corp.	186,077	41,450,334
SK Hynix, Inc.	622,178	54,520,290
Taiwan 10.8%		208,253,648
ASE Technology Holding Company, Ltd.	12,556,000	40,058,201
eMemory Technology, Inc.	623,000	26,182,775
LandMark Optoelectronics Corp.	2,223,000	10,517,936
MediaTek, Inc.	1,359,000	37,464,910
Taiwan Semiconductor Manufacturing Company, Ltd.	5,200,000	94,029,826
10	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom 5.2%		$100,953,447

Anglo American PLC	2,282,503	100,953,447
Preferred securities 6.9%		$133,308,654
(Cost $108,255,471)
Brazil 2.5%		48,124,319
Itau Unibanco Holding SA	9,967,500	48,124,319
South Korea 4.4%		85,184,335
Samsung Electronics Company, Ltd.	1,816,931	85,184,335

	Yield (%)	Shares	Value
Short-term investments 6.8%			$130,163,762
(Cost $130,163,762)
Short-term funds 6.8%			130,163,762
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.2400(D)	130,163,762	130,163,762

Total investments (Cost $2,010,726,056) 103.0%	$1,987,164,635
Other assets and liabilities, net (3.0%)	(57,573,615)
Total net assets 100.0%	$1,929,591,020

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-22.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $2,014,310,035. Net unrealized depreciation aggregated to $27,145,400, of which $220,803,774 related to gross unrealized appreciation and $247,949,174 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,010,726,056)	$1,987,164,635
Foreign currency, at value (Cost $20,794,211)	20,786,558
Dividends and interest receivable	753,315
Receivable for fund shares sold	5,110,231
Receivable for investments sold	4,339,873
Other assets	160,299
Total assets	2,018,314,911
Liabilities
Foreign capital gains tax payable	4,326,390
Payable for investments purchased	83,462,433
Payable for fund shares repurchased	493,886
Payable to affiliates
Accounting and legal services fees	105,877
Transfer agent fees	30,584
Distribution and service fees	170
Trustees’ fees	833
Other liabilities and accrued expenses	303,718
Total liabilities	88,723,891
Net assets	$1,929,591,020
Net assets consist of
Paid-in capital	$2,076,618,677
Total distributable earnings (loss)	(147,027,657)
Net assets	$1,929,591,020

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($20,516,473 ÷ 2,182,406 shares)[1]	$9.40
Class C ($1,287,267 ÷ 141,571 shares)[1]	$9.09
Class I ($283,929,157 ÷ 30,115,383 shares)	$9.43
Class R2 ($208,775 ÷ 22,215 shares)	$9.40
Class R4 ($56,544 ÷ 6,004 shares)	$9.42
Class R6 ($42,079,451 ÷ 4,461,107 shares)	$9.43
Class NAV ($1,581,513,353 ÷ 167,729,317 shares)	$9.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.89

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$15,372,174
Interest	26,565
Non-cash dividends	2,335,594
Less foreign taxes withheld	(716,025)
Total investment income	17,018,308
Expenses
Investment management fees	9,866,046
Distribution and service fees	42,734
Accounting and legal services fees	146,327
Transfer agent fees	189,676
Trustees’ fees	17,139
Custodian fees	498,149
State registration fees	90,274
Printing and postage	15,795
Professional fees	69,576
Other	38,960
Total expenses	10,974,676
Less expense reductions	(1,733,755)
Net expenses	9,240,921
Net investment income	7,777,387
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(121,552,526)[1]
(121,552,526)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(586,025,549)[2]
(586,025,549)
Net realized and unrealized loss	(707,578,075)
Decrease in net assets from operations	$(699,800,688)

[1]	Net of foreign taxes of $(4,120,613).
[2]	Net of $(7,972,160) decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,777,387	$13,556,317
Net realized gain (loss)	(121,552,526)	254,343,260
Change in net unrealized appreciation (depreciation)	(586,025,549)	32,867,736
Increase (decrease) in net assets resulting from operations	(699,800,688)	300,767,313
Distributions to shareholders
From earnings
Class A	(2,213,269)	(268,351)
Class C	(227,187)	(25,935)
Class I	(36,979,763)	(1,759,952)
Class R2	(30,547)	(4,133)
Class R4	(9,380)	(3,889)
Class R6	(4,477,713)	(96,767)
Class NAV	(198,324,133)	(81,597,938)
Total distributions	(242,261,992)	(83,756,965)
From fund share transactions	755,182,556	56,062,830
Total increase (decrease)	(186,880,124)	273,073,178
Net assets
Beginning of period	2,116,471,144	1,843,397,966
End of period	$1,929,591,020	$2,116,471,144
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.45	$12.99	$10.95	$10.19	$11.85	$9.29
Net investment income[2]	0.02	0.06	—[3]	0.19	0.10	0.04
Net realized and unrealized gain (loss) on investments	(3.71)	1.96	2.27	1.27	(1.59)	2.53
Total from investment operations	(3.69)	2.02	2.27	1.46	(1.49)	2.57
Less distributions
From net investment income	—	(0.07)	(0.23)	(0.04)	(0.04)	(0.01)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.36)	(0.56)	(0.23)	(0.70)	(0.17)	(0.01)
Net asset value, end of period	$9.40	$14.45	$12.99	$10.95	$10.19	$11.85
Total return (%)[4,5]	(27.54)[6]	15.37	21.04	15.56	(12.79)	27.78
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$22	$4	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[7]	1.40	1.44	1.42	1.44	1.51
Expenses including reductions	1.24[7]	1.24	1.43	1.42	1.44	1.50
Net investment income	0.33[7]	0.41	0.02	1.80	0.87	0.37
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.07	$12.69	$10.71	$10.00	$11.68	$9.20
Net investment income (loss)[2]	(0.02)	(0.05)	(0.08)	0.11	—[3]	(0.05)
Net realized and unrealized gain (loss) on investments	(3.60)	1.92	2.22	1.26	(1.55)	2.53
Total from investment operations	(3.62)	1.87	2.14	1.37	(1.55)	2.48
Less distributions
From net investment income	—	—	(0.16)	—	—	—
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.36)	(0.49)	(0.16)	(0.66)	(0.13)	—
Net asset value, end of period	$9.09	$14.07	$12.69	$10.71	$10.00	$11.68
Total return (%)[4,5]	(27.81)[6]	14.56	20.26	14.74	(13.44)	26.96
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10[8]	2.10	2.14	2.12	2.14	2.21
Expenses including reductions	1.94[8]	1.94	2.13	2.12	2.14	2.20
Net investment income (loss)	(0.41)[8]	(0.36)	(0.70)	1.08	(0.03)	(0.53)
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.50	$13.03	$10.98	$10.22	$11.89	$9.31
Net investment income[2]	0.04	0.08	0.01	0.26	0.12	0.07
Net realized and unrealized gain (loss) on investments	(3.73)	1.98	2.30	1.24	(1.59)	2.55
Total from investment operations	(3.69)	2.06	2.31	1.50	(1.47)	2.62
Less distributions
From net investment income	(0.02)	(0.10)	(0.26)	(0.08)	(0.07)	(0.04)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.38)	(0.59)	(0.26)	(0.74)	(0.20)	(0.04)
Net asset value, end of period	$9.43	$14.50	$13.03	$10.98	$10.22	$11.89
Total return (%)[3]	(27.42)[4]	15.69	21.51	15.81	(12.52)	28.15
Ratios and supplemental data
Net assets, end of period (in millions)	$284	$67	$6	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.10	1.14	1.13	1.15	1.20
Expenses including reductions	0.94[6]	0.94	1.12	1.12	1.15	1.20
Net investment income	0.65[6]	0.51	0.07	2.53	0.97	0.66
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.45	$12.98	$10.95	$10.19	$11.86	$9.30
Net investment income[2]	0.02	0.06	0.01	0.21	0.09	0.05
Net realized and unrealized gain (loss) on investments	(3.71)	1.97	2.26	1.27	(1.58)	2.54
Total from investment operations	(3.69)	2.03	2.27	1.48	(1.49)	2.59
Less distributions
From net investment income	—	(0.07)	(0.24)	(0.06)	(0.05)	(0.03)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.36)	(0.56)	(0.24)	(0.72)	(0.18)	(0.03)
Net asset value, end of period	$9.40	$14.45	$12.98	$10.95	$10.19	$11.86
Total return (%)[3]	(27.51)[4]	15.57	21.15	15.67	(12.74)	27.94
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[6]	1.29	1.42	1.34	1.30	1.36
Expenses including reductions	1.30[6]	1.13	1.40	1.33	1.29	1.35
Net investment income	0.29[6]	0.42	0.05	2.02	0.71	0.47
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.48	$13.02	$10.97	$10.21	$11.88	$9.31
Net investment income[2]	0.03	0.07	0.03	0.20	0.10	0.06
Net realized and unrealized gain (loss) on investments	(3.71)	1.98	2.27	1.29	(1.58)	2.55
Total from investment operations	(3.68)	2.05	2.30	1.49	(1.48)	2.61
Less distributions
From net investment income	(0.02)	(0.10)	(0.25)	(0.07)	(0.06)	(0.04)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.38)	(0.59)	(0.25)	(0.73)	(0.19)	(0.04)
Net asset value, end of period	$9.42	$14.48	$13.02	$10.97	$10.21	$11.88
Total return (%)[3]	(27.47)[4]	15.66	21.47	15.77	(12.58)	28.04
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.27	1.29	1.28	1.31	1.36
Expenses including reductions	1.03[6]	1.02	1.17	1.17	1.20	1.26
Net investment income	0.50[6]	0.45	0.26	1.93	0.82	0.59
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.52	$13.04	$10.99	$10.22	$11.89	$9.32
Net investment income[2]	0.04	0.15	0.05	0.26	0.17	0.09
Net realized and unrealized gain (loss) on investments	(3.73)	1.94	2.27	1.26	(1.63)	2.53
Total from investment operations	(3.69)	2.09	2.32	1.52	(1.46)	2.62
Less distributions
From net investment income	(0.04)	(0.12)	(0.27)	(0.09)	(0.08)	(0.05)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.40)	(0.61)	(0.27)	(0.75)	(0.21)	(0.05)
Net asset value, end of period	$9.43	$14.52	$13.04	$10.99	$10.22	$11.89
Total return (%)[3]	(27.44)[4]	15.86	21.61	16.08	(12.52)	28.33
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$43	$2	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.99	1.03	1.02	1.05	1.11
Expenses including reductions	0.83[6]	0.84	1.02	1.01	1.04	1.10
Net investment income	0.74[6]	0.97	0.48	2.48	1.45	0.88
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.51	$13.04	$10.99	$10.22	$11.89	$9.32
Net investment income[2]	0.04	0.10	0.05	0.24	0.14	0.08
Net realized and unrealized gain (loss) on investments	(3.72)	1.98	2.27	1.28	(1.60)	2.54
Total from investment operations	(3.68)	2.08	2.32	1.52	(1.46)	2.62
Less distributions
From net investment income	(0.04)	(0.12)	(0.27)	(0.09)	(0.08)	(0.05)
From net realized gain	(1.36)	(0.49)	—	(0.66)	(0.13)	—
Total distributions	(1.40)	(0.61)	(0.27)	(0.75)	(0.21)	(0.05)
Net asset value, end of period	$9.43	$14.51	$13.04	$10.99	$10.22	$11.89
Total return (%)[3]	(27.37)[4]	15.79	21.62	16.10	(12.51)	28.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1,582	$1,982	$1,830	$2,010	$1,010	$1,076
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	1.02	1.01	1.04	1.10
Expenses including reductions	0.83[5]	0.83	1.00	1.00	1.03	1.09
Net investment income	0.73[5]	0.65	0.46	2.29	1.18	0.75
Portfolio turnover (%)	15	46	54	38	50	54

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$20,805,499	$20,805,499	—	—
Brazil	38,216,328	38,216,328	—	—
China	530,516,208	37,888,890	$492,627,318	—
Hong Kong	162,888,476	—	162,888,476	—
Hungary	17,375,829	—	17,375,829	—
India	250,462,199	—	250,462,199	—
Indonesia	21,391,919	—	21,391,919	—
Mexico	80,890,217	80,890,217	—	—
Netherlands	21,631,282	—	21,631,282	—
Peru	12,955,243	12,955,243	—	—
Poland	17,122,822	—	17,122,822	—
Russia	302,093	—	—	$302,093
Singapore	20,359,126	20,359,126	—	—
South Africa	24,364,321	—	24,364,321	—
South Korea	195,203,562	—	195,203,562	—
Taiwan	208,253,648	—	208,253,648	—
United Kingdom	100,953,447	—	100,953,447	—
Preferred securities
Brazil	48,124,319	48,124,319	—	—
South Korea	85,184,335	—	85,184,335	—
Short-term investments	130,163,762	130,163,762	—	—
Total investments in securities	$1,987,164,635	$389,403,384	$1,597,459,158	$302,093
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
24	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $4,925.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, treating a portion of the proceeds from redemptions as distributions for tax purposes, wash sale loss deferrals and foreign capital gain tax.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually has agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily assets. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$17,360
Class C	1,468
Class I	245,920
Class R2	201
Class	Expense reduction
Class R4	$65
Class R6	34,625
Class NAV	1,434,075
Total	$1,733,714

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.75% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
26	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $41 for Class R4 shares for the six months ended April 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $44,188 for the six months ended April 30, 2022. Of this amount, $8,000 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $36,188 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $643 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$32,749	$12,322
Class C	9,274	1,043
Class I	—	174,418
Class R2	592	11
Class R4	119	3
Class R6	—	1,879
Total	$42,734	$189,676
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	750,938	$8,803,669	1,694,795	$25,587,768
Distributions reinvested	184,593	2,213,269	18,647	268,323
Repurchased	(290,967)	(3,369,113)	(491,514)	(7,211,568)
Net increase	644,564	$7,647,825	1,221,928	$18,644,523
Class C shares
Sold	13,958	$157,025	164,667	$2,472,383
Distributions reinvested	19,535	227,187	1,841	25,935
Repurchased	(64,668)	(725,486)	(41,340)	(593,630)
Net increase (decrease)	(31,175)	$(341,274)	125,168	$1,904,688
Class I shares
Sold	26,625,578	$373,150,830	8,078,025	$120,156,918
Distributions reinvested	3,076,935	36,953,995	122,219	1,759,952
Repurchased	(4,176,802)	(47,720,540)	(4,107,670)	(60,155,554)
Net increase	25,525,711	$362,384,285	4,092,574	$61,761,316
Class R2 shares
Sold	11,525	$164,127	3,678	$56,598
Distributions reinvested	2,073	24,850	124	1,785
Repurchased	(2,447)	(27,963)	(123)	(1,839)
Net increase	11,151	$161,014	3,679	$56,544
Class R4 shares
Sold	69	$830	2,685	$41,249
Distributions reinvested	300	3,601	99	1,430
Repurchased	(2,219)	(26,298)	(1,403)	(21,143)
Net increase (decrease)	(1,850)	$(21,867)	1,381	$21,536
Class R6 shares
Sold	1,865,306	$21,528,468	3,075,004	$46,362,698
Distributions reinvested	372,829	4,477,675	6,720	96,767
Repurchased	(771,255)	(8,827,982)	(241,966)	(3,582,794)
Net increase	1,466,880	$17,178,161	2,839,758	$42,876,671
28	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	15,171,329	$175,912,429	17,050,306	$256,442,495
Distributions reinvested	16,513,250	198,324,133	5,670,461	81,597,938
Repurchased	(493,483)	(6,062,150)	(26,571,188)	(407,242,881)
Net increase (decrease)	31,191,096	$368,174,412	(3,850,421)	$(69,202,448)
Total net increase	58,806,377	$755,182,556	4,434,067	$56,062,830
Affiliates of the fund owned 19%, 70%, 6% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV respectively, on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $775,897,544 and $319,400,382, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 82.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.7%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	14.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.4%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.8%
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	29

Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	31

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
32	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Philip Ehrmann
Kathryn Langridge
Talib Saifee
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181980	456SA 4/22
6/2022

Semiannual report
John Hancock
Balanced Fund
Asset allocation
April 30, 2022

A message to shareholders
Dear shareholders,
Both the stock and bond markets delivered negative returns for the six months ended April 30, 2022. Improving economic growth, combined with supply chain shortages, led to significantly higher inflation. By the end of the period, the inflation rate surged to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates late in the period. The prospect of higher rates weighed most heavily on growth stocks.
Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hike and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
45	Financial statements
49	Financial highlights
56	Notes to financial statements
66	Statement regarding liquidity risk management
68	More information
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income and preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2022 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2022 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	3

TOP 5 EQUITY HOLDINGS AS OF 4/30/2022 (% of net assets)
Microsoft Corp.	3.9
Alphabet, Inc., Class A	3.5
Amazon.com, Inc.	3.0
Broadcom, Inc.	2.2
Apple, Inc.	2.2
TOTAL	14.8
Cash and cash equivalents are not included.

TOP 5 BOND ISSUERS AS OF 4/30/2022 (% of net assets)
U.S. Treasury	6.0
Federal National Mortgage Association	5.0
Federal Home Loan Mortgage Corp.	1.7
Ford Motor Company	0.6
Bank of America Corp.	0.5
TOTAL	13.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-22	as of 4-30-22
Class A	-8.83	6.93	7.69	-14.02	39.79	109.72	1.32	1.32
Class C	-6.15	7.15	7.43	-11.14	41.26	104.69	0.67	0.66
Class I1	-4.30	8.23	8.52	-9.84	48.52	126.49	1.70	1.69
Class R2[1]	-4.64	7.81	8.14	-10.02	45.62	118.69	1.32	1.31
Class R4[1]	-4.41	8.07	8.35	-9.88	47.43	123.05	1.55	1.43
Class R5[1]	-4.23	8.29	8.57	-9.81	48.93	127.53	1.75	1.74
Class R6[1]	-4.19	8.35	8.63	-9.78	49.32	128.91	1.80	1.79
Index 1††	0.21	13.66	13.67	-9.65	89.68	260.05	—	—
Index 2††	-8.51	1.20	1.73	-9.47	6.15	18.75	—	—
Index 3††	-3.16	8.85	8.99	-9.46	52.83	136.53	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5% to 4.5%, effective 8-1-19. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6
Gross (%)	1.04	1.74	0.74	1.14	0.99	0.69	0.64
Net (%)	1.03	1.73	0.73	1.13	0.88	0.68	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the S&P 500 Index; Index 2 is the Bloomberg U.S. Aggregate Bond Index; Index 3 is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C2	4-30-12	20,469	20,469	36,005	11,875	23,653
Class I1	4-30-12	22,649	22,649	36,005	11,875	23,653
Class R2[1]	4-30-12	21,869	21,869	36,005	11,875	23,653
Class R4[1]	4-30-12	22,305	22,305	36,005	11,875	23,653
Class R5[1]	4-30-12	22,753	22,753	36,005	11,875	23,653
Class R6[1]	4-30-12	22,891	22,891	36,005	11,875	23,653
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$900.40	$4.81	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class C	Actual expenses/actual returns	1,000.00	897.40	8.09	1.72%
	Hypothetical example	1,000.00	1,016.30	8.60	1.72%
Class I	Actual expenses/actual returns	1,000.00	901.60	3.39	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R2	Actual expenses/actual returns	1,000.00	899.80	5.18	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class R4	Actual expenses/actual returns	1,000.00	901.20	4.10	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R5	Actual expenses/actual returns	1,000.00	901.90	3.16	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R6	Actual expenses/actual returns	1,000.00	902.20	2.92	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 57.8%		$2,443,178,532
(Cost $1,519,822,225)
Communication services 6.6%		277,359,204
Interactive media and services 4.7%
Alphabet, Inc., Class A (A)	64,389	146,947,932
Meta Platforms, Inc., Class A (A)	258,787	51,879,030
Media 1.9%
Comcast Corp., Class A	1,975,157	78,532,242
Consumer discretionary 7.1%		298,373,620
Internet and direct marketing retail 3.0%
Amazon.com, Inc. (A)	50,024	124,341,155
Multiline retail 0.8%
Dollar General Corp.	140,862	33,458,951
Specialty retail 3.3%
CarMax, Inc. (A)	254,759	21,853,227
Dick’s Sporting Goods, Inc. (B)	378,758	36,519,846
Lowe’s Companies, Inc.	263,920	52,184,902
Ulta Beauty, Inc. (A)	75,644	30,015,539
Consumer staples 4.6%		194,523,897
Beverages 0.5%
Anheuser-Busch InBev SA/NV	383,515	22,067,318
Food and staples retailing 2.9%
Sysco Corp.	404,964	34,616,323
Walmart, Inc.	559,943	85,665,680
Household products 1.2%
The Procter & Gamble Company	324,974	52,174,576
Energy 4.0%		167,240,769
Oil, gas and consumable fuels 4.0%
ConocoPhillips	392,168	37,459,887
Devon Energy Corp.	616,292	35,849,706
Pioneer Natural Resources Company	154,026	35,806,424
Suncor Energy, Inc.	903,285	32,464,063
Valero Energy Corp.	230,182	25,660,689
Financials 7.1%		298,995,250
Banks 2.4%
Citizens Financial Group, Inc.	726,635	28,629,419
First Interstate BancSystem, Inc., Class A	324,344	10,547,667
JPMorgan Chase & Co.	530,064	63,268,439
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Shares	Value
Financials (continued)
Capital markets 1.2%
BlackRock, Inc.	34,209	$21,369,678
The Goldman Sachs Group, Inc.	88,775	27,119,875
Consumer finance 1.0%
Discover Financial Services	379,804	42,712,758
Diversified financial services 2.0%
Berkshire Hathaway, Inc., Class B (A)	262,543	84,756,757
Insurance 0.5%
Arthur J. Gallagher & Company	122,207	20,590,657
Health care 9.1%		386,146,372
Biotechnology 1.0%
Gilead Sciences, Inc.	215,061	12,761,720
Incyte Corp. (A)	149,339	11,194,451
Sage Therapeutics, Inc. (A)	227,176	7,160,588
Vertex Pharmaceuticals, Inc. (A)	40,581	11,087,541
Health care equipment and supplies 0.9%
Abbott Laboratories	343,216	38,955,016
Health care providers and services 1.6%
UnitedHealth Group, Inc.	128,753	65,477,338
Life sciences tools and services 2.1%
Danaher Corp.	148,832	37,376,180
PerkinElmer, Inc.	85,082	12,473,872
Thermo Fisher Scientific, Inc.	73,863	40,840,330
Pharmaceuticals 3.5%
AstraZeneca PLC	301,577	40,242,820
Eli Lilly & Company	194,667	56,868,071
Pfizer, Inc.	1,053,769	51,708,445
Industrials 4.1%		174,102,851
Aerospace and defense 0.5%
Northrop Grumman Corp.	50,508	22,193,215
Industrial conglomerates 1.8%
Honeywell International, Inc.	141,028	27,290,328
Roper Technologies, Inc.	53,572	25,174,554
Siemens AG	190,921	23,474,745
Machinery 1.8%
Deere & Company	109,015	41,158,613
Ingersoll Rand, Inc.	791,888	34,811,396
Information technology 12.0%		508,966,034
Communications equipment 1.2%
Cisco Systems, Inc.	1,073,749	52,592,226
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services 0.6%
PayPal Holdings, Inc. (A)	302,426	$26,592,318
Semiconductors and semiconductor equipment 2.9%
Broadcom, Inc.	170,058	94,278,455
Micron Technology, Inc.	448,154	30,559,621
Software 5.1%
Microsoft Corp.	594,075	164,867,683
salesforce.com, Inc. (A)	194,342	34,192,531
SAP SE, ADR (B)	145,186	14,634,749
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	578,804	91,248,451
Materials 2.1%		90,545,322
Chemicals 0.5%
Linde PLC	71,256	22,229,022
Containers and packaging 0.5%
Ball Corp.	251,506	20,412,227
Metals and mining 1.1%
Freeport-McMoRan, Inc.	845,831	34,298,447
Teck Resources, Ltd., Class B	344,879	13,605,626
Real estate 1.1%		45,028,633
Equity real estate investment trusts 1.1%
American Tower Corp.	89,338	21,532,245
Digital Realty Trust, Inc.	160,802	23,496,388
Utilities 0.0%		1,896,580
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	1,896,580
Preferred securities 0.1%		$3,385,030
(Cost $3,388,975)
Communication services 0.0%		785,512
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	785,512
Financials 0.0%		181,724
Banks 0.0%
Wells Fargo & Company, 7.500%	150	181,724
Utilities 0.1%		2,417,794
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,399,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Shares	Value
Utilities (continued)
Multi-utilities 0.0%
DTE Energy Company, 6.250%	1,413	$74,041
NiSource, Inc., 7.750%	8,300	943,959

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.2%				$517,209,565
(Cost $563,342,882)
U.S. Government 6.0%				253,381,697
U.S. Treasury
Bond	1.875	11-15-51	97,448,400	76,436,089
Bond	2.250	02-15-52	60,556,000	51,993,003
Bond	2.375	02-15-42	39,343,000	34,763,229
Bond	3.000	02-15-47	684,000	666,366
Note	1.500	02-29-24	65,000	63,647
Note	1.500	02-15-25	13,781,000	13,267,442
Note	1.875	02-15-32	63,389,000	57,882,081
Note	2.500	03-31-27	18,685,000	18,309,840
U.S. Government Agency 6.2%				263,827,868
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,820,349	1,753,908
30 Yr Pass Thru	2.000	11-01-51	1,288,333	1,139,761
30 Yr Pass Thru	2.000	12-01-51	4,310,655	3,811,527
30 Yr Pass Thru	2.000	01-01-52	1,500,350	1,326,746
30 Yr Pass Thru	2.500	11-01-51	4,028,033	3,695,591
30 Yr Pass Thru	2.500	12-01-51	1,416,476	1,295,145
30 Yr Pass Thru	3.000	03-01-43	496,476	481,265
30 Yr Pass Thru	3.000	12-01-45	2,226,048	2,143,934
30 Yr Pass Thru	3.000	10-01-46	7,620,040	7,327,048
30 Yr Pass Thru	3.000	10-01-46	2,425,895	2,328,828
30 Yr Pass Thru	3.000	12-01-46	1,823,503	1,749,970
30 Yr Pass Thru	3.000	12-01-46	1,654,245	1,594,258
30 Yr Pass Thru	3.000	04-01-47	2,839,814	2,717,652
30 Yr Pass Thru	3.000	10-01-49	3,907,419	3,722,541
30 Yr Pass Thru	3.000	10-01-49	3,082,201	2,933,478
30 Yr Pass Thru	3.000	12-01-49	862,239	821,442
30 Yr Pass Thru	3.000	12-01-49	4,146,852	3,941,574
30 Yr Pass Thru	3.000	01-01-50	5,474,099	5,215,094
30 Yr Pass Thru	3.500	10-01-46	2,607,146	2,572,774
30 Yr Pass Thru	3.500	12-01-46	1,161,844	1,145,800
30 Yr Pass Thru	3.500	11-01-48	918,157	902,896
30 Yr Pass Thru	3.500	03-01-52	2,271,400	2,214,897
30 Yr Pass Thru	4.000	11-01-47	453,992	457,311
30 Yr Pass Thru	4.000	08-01-48	531,209	535,757
30 Yr Pass Thru	4.500	03-01-41	845,192	884,750
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	11-01-39	526,904	$565,287
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	12,367,542	10,989,621
30 Yr Pass Thru	2.000	09-01-50	4,046,680	3,595,822
30 Yr Pass Thru	2.000	10-01-50	1,610,152	1,430,758
30 Yr Pass Thru	2.000	02-01-52	18,510,496	16,367,179
30 Yr Pass Thru (C)	2.500	TBA	47,166,000	43,031,598
30 Yr Pass Thru	2.500	09-01-50	11,078,370	10,196,075
30 Yr Pass Thru	2.500	09-01-50	12,381,827	11,395,722
30 Yr Pass Thru	2.500	08-01-51	7,542,225	6,923,286
30 Yr Pass Thru	2.500	08-01-51	4,041,268	3,709,629
30 Yr Pass Thru	2.500	11-01-51	4,362,515	4,010,989
30 Yr Pass Thru	2.500	01-01-52	4,462,105	4,081,104
30 Yr Pass Thru	3.000	02-01-43	344,516	331,742
30 Yr Pass Thru	3.000	03-01-43	123,462	119,578
30 Yr Pass Thru	3.000	05-01-43	190,629	184,633
30 Yr Pass Thru	3.000	12-01-45	2,188,785	2,098,732
30 Yr Pass Thru	3.000	02-01-47	1,892,435	1,822,263
30 Yr Pass Thru	3.000	10-01-47	3,791,969	3,637,142
30 Yr Pass Thru	3.000	12-01-47	981,523	939,300
30 Yr Pass Thru	3.000	10-01-49	4,414,342	4,210,997
30 Yr Pass Thru	3.000	11-01-49	802,244	763,534
30 Yr Pass Thru	3.000	02-01-52	2,534,854	2,394,719
30 Yr Pass Thru	3.500	06-01-42	1,977,263	1,966,849
30 Yr Pass Thru	3.500	06-01-43	3,590,547	3,569,393
30 Yr Pass Thru	3.500	12-01-44	689,753	681,810
30 Yr Pass Thru	3.500	04-01-45	582,111	574,862
30 Yr Pass Thru	3.500	04-01-45	234,497	231,576
30 Yr Pass Thru	3.500	07-01-47	5,456,825	5,370,108
30 Yr Pass Thru	3.500	12-01-47	875,723	860,438
30 Yr Pass Thru	3.500	06-01-49	4,751,663	4,673,182
30 Yr Pass Thru	3.500	09-01-49	533,649	520,040
30 Yr Pass Thru	3.500	01-01-50	1,684,946	1,640,925
30 Yr Pass Thru	3.500	03-01-50	3,152,278	3,070,907
30 Yr Pass Thru	3.500	02-01-52	2,203,467	2,151,408
30 Yr Pass Thru	3.500	04-01-52	2,873,158	2,793,605
30 Yr Pass Thru (C)	4.000	TBA	28,685,000	28,521,406
30 Yr Pass Thru	4.000	01-01-41	1,067,765	1,083,855
30 Yr Pass Thru	4.000	09-01-41	493,362	501,012
30 Yr Pass Thru	4.000	10-01-41	3,520,053	3,573,404
30 Yr Pass Thru	4.000	01-01-47	4,048,230	4,100,949
30 Yr Pass Thru	4.000	04-01-48	566,068	570,964
30 Yr Pass Thru	4.000	10-01-48	509,271	513,675
30 Yr Pass Thru	4.000	07-01-49	647,200	649,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-39	964,922	$1,001,509
30 Yr Pass Thru	4.500	09-01-40	491,586	510,829
30 Yr Pass Thru	4.500	05-01-41	312,241	324,333
30 Yr Pass Thru	4.500	07-01-41	1,174,568	1,228,441
30 Yr Pass Thru	4.500	01-01-43	379,073	396,460
30 Yr Pass Thru	4.500	04-01-48	2,222,610	2,295,208
30 Yr Pass Thru	4.500	07-01-48	912,452	934,272
30 Yr Pass Thru	7.000	06-01-32	617	681
30 Yr Pass Thru	7.500	04-01-31	1,099	1,218

30 Yr Pass Thru	8.000	01-01-31	839	927
Foreign government obligations 0.2%				$8,431,491
(Cost $8,911,017)
Argentina 0.0%				1,831,235
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	5,477,000	1,831,235
Qatar 0.1%				2,900,818
State of Qatar
Bond (D)	3.375	03-14-24	1,718,000	1,725,267
Bond (D)	5.103	04-23-48	1,060,000	1,175,551
Saudi Arabia 0.1%				3,699,438
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	3,559,000	3,699,438

Corporate bonds 21.4%				$906,371,230
(Cost $1,003,587,784)
Communication services 2.8%				118,801,694
Diversified telecommunication services 0.8%
AT&T, Inc.	3.100	02-01-43	8,521,000	6,593,284
AT&T, Inc.	3.500	06-01-41	2,780,000	2,310,225
AT&T, Inc.	3.650	06-01-51	2,823,000	2,287,880
AT&T, Inc.	3.800	02-15-27	320,000	319,138
C&W Senior Financing DAC (D)	6.875	09-15-27	1,515,000	1,470,020
Connect Finco SARL (D)	6.750	10-01-26	2,042,000	1,985,845
GCI LLC (D)	4.750	10-15-28	860,000	797,650
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	265,277
Kenbourne Invest SA (D)	6.875	11-26-24	500,000	476,875
Level 3 Financing, Inc. (D)	3.400	03-01-27	2,649,000	2,384,100
Switch, Ltd. (D)	3.750	09-15-28	272,000	255,000
Telecom Argentina SA (D)	8.000	07-18-26	948,000	898,239
Telecom Italia SpA (D)	5.303	05-30-24	1,140,000	1,118,625
Telefonica Emisiones SA	5.213	03-08-47	3,169,000	2,980,857
Telesat Canada (D)	5.625	12-06-26	738,000	526,891
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	$1,146,222
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,803,000	2,599,783
Verizon Communications, Inc.	4.329	09-21-28	4,253,000	4,277,332
Verizon Communications, Inc.	4.400	11-01-34	2,190,000	2,157,324
Entertainment 0.5%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	2,413,000	2,021,056
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	1,586,000	1,405,973
Live Nation Entertainment, Inc. (D)	4.750	10-15-27	1,905,000	1,789,748
Magallanes, Inc. (D)	4.279	03-15-32	3,204,000	2,976,178
Netflix, Inc.	4.875	04-15-28	3,225,000	3,157,082
Netflix, Inc. (D)	4.875	06-15-30	1,230,000	1,199,262
Netflix, Inc. (D)	5.375	11-15-29	435,000	435,435
Netflix, Inc.	5.875	11-15-28	3,100,000	3,193,000
Playtika Holding Corp. (D)	4.250	03-15-29	249,000	224,339
Take-Two Interactive Software, Inc.	3.300	03-28-24	1,884,000	1,872,572
Take-Two Interactive Software, Inc.	3.550	04-14-25	1,064,000	1,053,580
WMG Acquisition Corp. (D)	3.000	02-15-31	2,850,000	2,377,727
WMG Acquisition Corp. (D)	3.875	07-15-30	1,442,000	1,290,590
Interactive media and services 0.1%
ANGI Group LLC (D)	3.875	08-15-28	1,213,000	960,550
Match Group Holdings II LLC (D)	3.625	10-01-31	726,000	603,959
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,135,956
Twitter, Inc. (D)	3.875	12-15-27	930,000	911,684
Media 0.8%
Altice Financing SA (D)	5.000	01-15-28	351,000	292,990
Altice France Holding SA (D)	10.500	05-15-27	225,000	228,094
Cable One, Inc. (D)	4.000	11-15-30	448,000	384,388
CCO Holdings LLC (D)	4.500	06-01-33	1,180,000	965,382
Charter Communications Operating LLC	3.900	06-01-52	1,314,000	948,049
Charter Communications Operating LLC	4.200	03-15-28	3,188,000	3,080,368
Charter Communications Operating LLC	4.800	03-01-50	3,780,000	3,096,830
Charter Communications Operating LLC	5.750	04-01-48	3,713,000	3,486,140
Charter Communications Operating LLC	6.484	10-23-45	2,885,000	2,907,799
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	405,000	381,713
Comcast Corp.	4.150	10-15-28	3,870,000	3,890,839
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,625,419
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	568,941
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	689,000	684,711
News Corp. (D)	3.875	05-15-29	1,943,000	1,756,904
News Corp. (D)	5.125	02-15-32	611,000	583,505
Radiate Holdco LLC (D)	6.500	09-15-28	801,000	704,880
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,754,000	$1,585,178
Sirius XM Radio, Inc. (D)	5.000	08-01-27	2,222,000	2,144,230
Stagwell Global LLC (D)	5.625	08-15-29	2,712,000	2,393,855
Townsquare Media, Inc. (D)	6.875	02-01-26	411,000	409,192
Univision Communications, Inc. (D)	4.500	05-01-29	508,000	455,930
Videotron, Ltd. (D)	3.625	06-15-29	839,000	729,930
Virgin Media Finance PLC (D)	5.000	07-15-30	334,000	290,580
Wireless telecommunication services 0.6%
Millicom International Cellular SA (D)	5.125	01-15-28	180,000	169,650
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	1,056,523
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	1,260,000	1,247,603
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	785,000	813,329
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	2,900,000	2,712,428
Sprint Corp.	7.875	09-15-23	1,454,000	1,526,700
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	1,073,000	1,075,167
T-Mobile USA, Inc.	2.050	02-15-28	3,552,000	3,129,429
T-Mobile USA, Inc.	2.550	02-15-31	1,138,000	966,554
T-Mobile USA, Inc.	2.875	02-15-31	245,000	207,968
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	1,999,299
T-Mobile USA, Inc.	3.750	04-15-27	1,527,000	1,484,693
T-Mobile USA, Inc.	3.875	04-15-30	3,015,000	2,853,513
T-Mobile USA, Inc.	4.500	04-15-50	1,885,000	1,717,926
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,638,000	2,785,807
Consumer discretionary 2.6%				111,472,620
Auto components 0.0%
Aptiv PLC	3.250	03-01-32	840,000	741,014
Dealer Tire LLC (D)	8.000	02-01-28	642,000	628,030
LCM Investments Holdings II LLC (D)	4.875	05-01-29	494,000	432,902
Automobiles 0.8%
Daimler Finance North America LLC (D)	3.500	08-03-25	895,000	887,306
Daimler Trucks Finance North America LLC (D)	1.625	12-13-24	1,744,000	1,656,123
Ford Motor Company	3.250	02-12-32	980,000	796,446
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	282,975
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	767,255
Ford Motor Credit Company LLC	4.125	08-17-27	2,039,000	1,890,255
Ford Motor Credit Company LLC	4.134	08-04-25	6,042,000	5,800,320
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	2,855,765
General Motors Company	5.400	04-01-48	1,375,000	1,291,153
General Motors Financial Company, Inc.	2.400	10-15-28	4,272,000	3,654,795
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	3.600	06-21-30	5,367,000	$4,827,346
General Motors Financial Company, Inc.	4.350	01-17-27	1,998,000	1,971,430
Hyundai Capital America (D)	1.000	09-17-24	2,134,000	1,986,095
Hyundai Capital America (D)	1.800	10-15-25	726,000	668,958
Hyundai Capital America (D)	2.375	10-15-27	726,000	646,283
Nissan Motor Acceptance Company LLC (D)	1.125	09-16-24	1,076,000	999,956
Nissan Motor Acceptance Company LLC (D)	3.450	03-15-23	960,000	958,866
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	1,011,000	1,008,270
Service Corp. International	3.375	08-15-30	991,000	852,260
Service Corp. International	4.000	05-15-31	1,326,000	1,193,400
Sotheby’s (D)	7.375	10-15-27	1,078,000	1,062,962
Hotels, restaurants and leisure 1.2%
Affinity Gaming (D)	6.875	12-15-27	579,000	542,315
Booking Holdings, Inc.	4.625	04-13-30	2,479,000	2,534,936
Caesars Resort Collection LLC (D)	5.750	07-01-25	656,000	669,940
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	501,743
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,202,640
Choice Hotels International, Inc.	3.700	01-15-31	1,312,000	1,212,692
Dave & Buster’s, Inc. (D)	7.625	11-01-25	163,000	169,113
Expedia Group, Inc.	2.950	03-15-31	1,494,000	1,282,098
Expedia Group, Inc.	3.250	02-15-30	2,321,000	2,070,407
Expedia Group, Inc.	3.800	02-15-28	3,235,000	3,080,988
Expedia Group, Inc.	4.625	08-01-27	2,049,000	2,058,364
Expedia Group, Inc.	5.000	02-15-26	2,689,000	2,747,711
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	722,839
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	1,415,000	1,198,321
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	666,000	595,637
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	1,547,379
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	237,000	240,377
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	921,000	804,309
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,217,000	1,098,343
Hyatt Hotels Corp.	1.800	10-01-24	1,135,000	1,079,020
Hyatt Hotels Corp.	6.000	04-23-30	1,190,000	1,248,997
International Game Technology PLC (D)	5.250	01-15-29	225,000	213,383
International Game Technology PLC (D)	6.500	02-15-25	765,000	778,388
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	556,470
Life Time, Inc. (D)	8.000	04-15-26	502,000	490,125
Marriott International, Inc.	2.850	04-15-31	1,894,000	1,628,892
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc.	3.125	06-15-26	650,000	$629,684
Marriott International, Inc.	3.500	10-15-32	1,031,000	920,760
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,735,416
Marriott Ownership Resorts, Inc. (D)	4.500	06-15-29	211,000	185,680
MGM Resorts International	4.750	10-15-28	2,252,000	2,068,575
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,354,000	1,188,176
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	1,580,000	1,402,250
New Red Finance, Inc. (D)	4.000	10-15-30	2,782,000	2,378,193
Papa John’s International, Inc. (D)	3.875	09-15-29	229,000	200,306
Premier Entertainment Sub LLC (D)	5.625	09-01-29	909,000	727,200
Premier Entertainment Sub LLC (D)	5.875	09-01-31	2,727,000	2,147,513
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,123,767
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	512,895
Travel + Leisure Company (D)	4.625	03-01-30	1,354,000	1,205,060
Travel + Leisure Company	6.600	10-01-25	585,000	606,938
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	690,642
Yum! Brands, Inc.	3.625	03-15-31	1,378,000	1,184,062
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	863,735
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	683,676
Century Communities, Inc. (D)	3.875	08-15-29	1,730,000	1,457,681
Century Communities, Inc.	6.750	06-01-27	1,349,000	1,363,852
Empire Communities Corp. (D)	7.000	12-15-25	287,000	271,933
KB Home	4.000	06-15-31	1,278,000	1,092,690
MDC Holdings, Inc.	2.500	01-15-31	632,000	507,448
Toll Brothers Finance Corp.	3.800	11-01-29	285,000	258,676
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	3.150	08-22-27	3,769,000	3,688,742
Amazon.com, Inc.	4.050	08-22-47	1,945,000	1,894,818
eBay, Inc.	2.700	03-11-30	2,477,000	2,181,870
QVC, Inc.	5.450	08-15-34	1,560,000	1,249,950
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	3,698,000	3,669,502
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	287,000	272,254
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	103,000	96,650
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	188,000	173,900
Specialty retail 0.1%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	246,636
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	792,258
AutoNation, Inc.	4.750	06-01-30	1,295,000	1,275,366
Group 1 Automotive, Inc. (D)	4.000	08-15-28	122,000	109,767
Ken Garff Automotive LLC (D)	4.875	09-15-28	603,000	548,754
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	$521,014
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	529,398
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	274,320
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	120,000	116,976
Textiles, apparel and luxury goods 0.0%
Levi Strauss & Company (D)	3.500	03-01-31	333,000	288,045
Consumer staples 0.6%				25,405,935
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,861,000	1,752,416
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	1,755,000	1,594,856
Albertsons Companies, Inc. (D)	3.250	03-15-26	763,000	696,238
Albertsons Companies, Inc. (D)	3.500	03-15-29	1,897,000	1,598,033
U.S. Foods, Inc. (D)	4.750	02-15-29	1,162,000	1,073,339
Food products 0.4%
BRF SA (D)	5.750	09-21-50	1,714,000	1,343,793
Coruripe Netherlands BV (D)	10.000	02-10-27	1,488,000	1,287,120
JBS Finance Luxembourg Sarl (D)	3.625	01-15-32	1,341,000	1,144,476
JBS USA LUX SA (D)	3.750	12-01-31	434,000	381,920
Kraft Heinz Foods Company	4.375	06-01-46	2,004,000	1,755,778
Kraft Heinz Foods Company	4.875	10-01-49	293,000	272,793
Kraft Heinz Foods Company	5.000	06-04-42	1,265,000	1,216,820
Kraft Heinz Foods Company	5.500	06-01-50	1,535,000	1,545,700
Kraft Heinz Foods Company	6.500	02-09-40	1,107,000	1,215,768
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,574,139
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,657,505
Post Holdings, Inc. (D)	5.500	12-15-29	1,421,000	1,293,110
Simmons Foods, Inc. (D)	4.625	03-01-29	186,000	167,841
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	740,000	656,750
Edgewell Personal Care Company (D)	5.500	06-01-28	1,520,000	1,470,600
Personal products 0.0%
Natura Cosmeticos SA (D)	4.125	05-03-28	889,000	797,077
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	909,863
Energy 2.0%				86,171,740
Energy equipment and services 0.1%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,384,016
CSI Compressco LP (D)	7.500	04-01-25	262,000	251,989
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	1,156,918	1,122,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	$207,627
Oil, gas and consumable fuels 1.9%
Aker BP ASA (D)	3.000	01-15-25	1,070,000	1,043,169
Aker BP ASA (D)	3.750	01-15-30	1,310,000	1,222,027
Aker BP ASA (D)	4.000	01-15-31	2,648,000	2,489,295
Altera Infrastructure LP (D)	8.500	07-15-23	1,216,000	668,800
Antero Midstream Partners LP (D)	5.375	06-15-29	1,129,000	1,058,234
Antero Resources Corp. (D)	5.375	03-01-30	230,000	224,731
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,387,000	1,342,491
Cheniere Energy Partners LP	4.000	03-01-31	2,636,000	2,385,857
Cheniere Energy Partners LP	4.500	10-01-29	2,626,000	2,514,395
Continental Resources, Inc.	4.900	06-01-44	1,129,000	984,940
Coterra Energy, Inc. (D)	4.375	06-01-24	1,860,000	1,873,007
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,062,000	965,220
Diamondback Energy, Inc.	3.125	03-24-31	1,185,000	1,057,462
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,750,000	1,676,345
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,721,988
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,769,905
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	402,315
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	691,513
Energy Transfer LP	4.200	04-15-27	1,199,000	1,181,274
Energy Transfer LP	5.150	03-15-45	1,751,000	1,578,346
Energy Transfer LP	5.250	04-15-29	3,812,000	3,871,973
Energy Transfer LP	5.400	10-01-47	1,185,000	1,088,810
Energy Transfer LP	5.500	06-01-27	1,831,000	1,895,494
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	2,312,000	2,196,654
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,068,000	2,803,106
EQT Corp.	7.500	02-01-30	734,000	812,971
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	365,999
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	175,382
Inversiones Latin America Power Ltda (D)	5.125	06-15-33	951,572	742,226
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,615,463
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,940,000	2,889,385
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	249,844
Lundin Energy Finance BV (D)	2.000	07-15-26	1,272,000	1,147,359
Lundin Energy Finance BV (D)	3.100	07-15-31	1,805,000	1,573,827
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,381,000	$1,201,470
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	2,644,000	2,628,038
MPLX LP	4.000	03-15-28	1,538,000	1,491,111
MPLX LP	4.125	03-01-27	310,000	307,128
MPLX LP	4.250	12-01-27	1,156,000	1,145,191
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	3,780,000	3,700,620
Ovintiv, Inc.	7.200	11-01-31	318,000	363,119
Parkland Corp. (D)	4.500	10-01-29	823,000	720,405
Parkland Corp. (D)	4.625	05-01-30	949,000	830,375
Petrobras Global Finance BV	6.900	03-19-49	800,000	753,672
Petrorio Luxembourg Trading Sarl (D)	6.125	06-09-26	834,000	801,683
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,049,328
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,270,000	2,252,363
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	910,200
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,274,000	1,338,452
Southwestern Energy Company	4.750	02-01-32	727,000	687,473
Sunoco LP	4.500	05-15-29	363,000	326,420
Sunoco LP (D)	4.500	04-30-30	1,333,000	1,202,846
Targa Resources Corp.	4.950	04-15-52	2,315,000	2,114,346
Targa Resources Partners LP	4.000	01-15-32	1,896,000	1,719,369
The Williams Companies, Inc.	3.750	06-15-27	1,990,000	1,941,762
The Williams Companies, Inc.	4.550	06-24-24	4,029,000	4,082,648
The Williams Companies, Inc.	5.750	06-24-44	1,062,000	1,104,626
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,098,541
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	434,350
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	794,000	720,555
Financials 5.1%				215,121,136
Banks 2.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (D)(E)	6.750	06-15-26	960,000	1,005,600
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (D)(E)	6.650	04-22-31	612,000	543,150
Banco Santander SA	4.379	04-12-28	1,380,000	1,347,576
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%)	1.734	07-22-27	632,000	567,146
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,867,000	2,489,539
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,415,000	2,085,166
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,774,000	4,095,561
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	3.248	10-21-27	2,365,000	$2,250,320
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,318,000	2,062,553
Bank of America Corp.	3.950	04-21-25	2,424,000	2,411,480
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	3,591,000	3,671,798
Barclays PLC	4.375	01-12-26	1,430,000	1,425,019
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,648,324
BPCE SA (D)	4.500	03-15-25	1,825,000	1,822,898
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,379,000	1,164,026
Citigroup, Inc.	3.200	10-21-26	3,106,000	2,993,791
Citigroup, Inc.	4.600	03-09-26	3,854,000	3,881,122
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	3,243,000	2,944,644
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	2,215,000	2,213,605
Citizens Financial Group, Inc.	3.250	04-30-30	2,922,000	2,671,442
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	828,741
Credit Agricole SA (D)	3.250	01-14-30	2,476,000	2,184,539
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,383,750
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	1,381,000	1,341,296
Freedom Mortgage Corp. (D)	8.125	11-15-24	1,212,000	1,174,028
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	240,000
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	343,464
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	374,063
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (D)	4.198	06-01-32	974,000	806,766
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	3,693,000	3,208,182
JPMorgan Chase & Co.	2.950	10-01-26	1,690,000	1,619,491
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,524,000	2,218,551
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	594,000	522,585
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,268,868
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	2,233,000	$2,063,962
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	2,932,000	2,983,559
Lloyds Banking Group PLC	4.450	05-08-25	5,010,000	5,060,863
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,755,000	1,790,100
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	741,788
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	896,580
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,885,000	2,843,312
NatWest Markets PLC (D)	1.600	09-29-26	3,802,000	3,408,974
PNC Bank NA	4.050	07-26-28	543,000	536,830
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,961,000	1,776,453
Santander Holdings USA, Inc.	3.244	10-05-26	4,279,000	4,068,503
Santander Holdings USA, Inc.	3.450	06-02-25	4,321,000	4,241,776
Santander Holdings USA, Inc.	3.500	06-07-24	2,412,000	2,397,147
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	858,130
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (D)(E)	4.750	05-26-26	1,776,000	1,574,663
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,482,064
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	94,307
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	3,026,000	2,602,360
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	1,001,000	979,729
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (E)(F)	4.964	08-01-22	1,861,000	1,844,872
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,256,000	3,871,809
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	3,365,000	3,016,222
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,964,000	1,578,682
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	1,671,000	1,518,274
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,959,000	4,996,193
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 1.2%
Ares Capital Corp.	2.150	07-15-26	2,379,000	$2,110,104
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,304,461
Ares Capital Corp.	3.875	01-15-26	2,027,000	1,945,982
Ares Capital Corp.	4.200	06-10-24	1,615,000	1,616,016
Blackstone Private Credit Fund (D)	2.350	11-22-24	1,987,000	1,874,976
Blackstone Private Credit Fund (D)	2.700	01-15-25	1,587,000	1,491,802
Blackstone Private Credit Fund (D)	3.250	03-15-27	450,000	403,496
Blackstone Private Credit Fund (D)	4.000	01-15-29	2,215,000	1,984,597
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,203,144
Deutsche Bank AG	0.962	11-08-23	3,181,000	3,065,318
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,597,857
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	2,021,840
Lazard Group LLC	4.375	03-11-29	1,115,000	1,092,921
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,135,188
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,635,000	1,650,065
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,557,000	5,240,891
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,141,000	941,816
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	3,451,000	2,760,998
Morgan Stanley	3.875	01-27-26	1,493,000	1,479,959
MSCI, Inc. (D)	3.250	08-15-33	1,436,000	1,213,420
MSCI, Inc. (D)	3.625	11-01-31	1,605,000	1,408,388
S&P Global, Inc. (D)	4.750	08-01-28	938,000	972,873
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,947,000	5,030,157
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	2,294,000	1,935,062
The Goldman Sachs Group, Inc.	3.850	01-26-27	4,886,000	4,776,406
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	1,198,000	1,217,468
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,834,000	2,917,182
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	2,334,000	2,242,976
Discover Financial Services	4.100	02-09-27	621,000	614,409
Enova International, Inc. (D)	8.500	09-01-24	142,000	142,043
Enova International, Inc. (D)	8.500	09-15-25	1,353,000	1,346,235
OneMain Finance Corp.	6.875	03-15-25	335,000	336,675
OneMain Finance Corp.	8.875	06-01-25	375,000	393,563
Unifin Financiera SAB de CV (D)	9.875	01-28-29	1,156,495	714,136
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.2%
GE Capital International Funding Company	4.418	11-15-35	1,299,000	$1,269,603
Jefferies Group LLC	4.150	01-23-30	1,680,000	1,590,328
Jefferies Group LLC	4.850	01-15-27	2,947,000	3,030,899
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,584,000	2,570,796
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	865,000	763,561
AXA SA	8.600	12-15-30	845,000	1,063,593
CNA Financial Corp.	2.050	08-15-30	627,000	521,356
CNO Financial Group, Inc.	5.250	05-30-25	882,000	909,563
CNO Financial Group, Inc.	5.250	05-30-29	2,373,000	2,418,687
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,870,000	1,697,025
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-15-37	36,000	45,990
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	2,027,746
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	320,000	395,399
New York Life Insurance Company (D)	3.750	05-15-50	1,126,000	981,314
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	2,711,000	2,331,460
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	1,440,000	1,447,200
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,160,000	1,128,100
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,677,783
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,535,358
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	2,371,000	2,236,700
Unum Group	4.125	06-15-51	832,000	652,385
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	684,000	594,936
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	807,170
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	246,380
Radian Group, Inc.	4.500	10-01-24	985,000	959,144
Health care 1.0%				44,165,072
Biotechnology 0.2%
AbbVie, Inc.	3.200	11-21-29	7,822,000	7,278,807
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	513,000	$528,390
Health care providers and services 0.6%
AdaptHealth LLC (D)	5.125	03-01-30	912,000	784,320
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,602,956
Anthem, Inc.	2.250	05-15-30	560,000	482,924
Centene Corp.	3.000	10-15-30	2,313,000	2,012,310
Centene Corp.	3.375	02-15-30	935,000	835,376
Centene Corp.	4.250	12-15-27	289,000	280,330
Centene Corp.	4.625	12-15-29	618,000	598,548
CVS Health Corp.	3.750	04-01-30	1,606,000	1,534,581
CVS Health Corp.	4.300	03-25-28	830,000	833,681
CVS Health Corp.	5.050	03-25-48	1,857,000	1,868,186
DaVita, Inc. (D)	3.750	02-15-31	1,878,000	1,530,570
DaVita, Inc. (D)	4.625	06-01-30	1,768,000	1,538,160
Encompass Health Corp.	4.500	02-01-28	462,000	427,133
Encompass Health Corp.	4.625	04-01-31	535,000	472,138
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,207,000	2,606,563
HCA, Inc.	4.125	06-15-29	1,559,000	1,491,588
HCA, Inc.	5.250	04-15-25	1,508,000	1,553,414
HCA, Inc.	5.250	06-15-26	1,425,000	1,468,550
Rede D’or Finance Sarl (D)	4.500	01-22-30	1,370,000	1,197,243
Select Medical Corp. (D)	6.250	08-15-26	1,130,000	1,121,525
Universal Health Services, Inc. (D)	1.650	09-01-26	1,719,000	1,527,787
Universal Health Services, Inc. (D)	2.650	10-15-30	1,611,000	1,354,358
Pharmaceuticals 0.2%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	1,422,000	1,426,181
Catalent Pharma Solutions, Inc. (D)	3.125	02-15-29	282,000	244,703
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	150,156
Jazz Securities DAC (D)	4.375	01-15-29	509,000	468,916
Organon & Company (D)	5.125	04-30-31	1,470,000	1,328,513
Royalty Pharma PLC	1.750	09-02-27	1,599,000	1,399,605
Viatris, Inc.	2.300	06-22-27	743,000	657,425
Viatris, Inc.	2.700	06-22-30	2,430,000	2,006,473
Viatris, Inc.	4.000	06-22-50	2,101,000	1,553,662
Industrials 2.8%				118,047,730
Aerospace and defense 0.4%
DAE Funding LLC (D)	2.625	03-20-25	1,109,000	1,039,082
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,692,000	1,659,645
The Boeing Company	3.200	03-01-29	1,912,000	1,720,367
The Boeing Company	5.040	05-01-27	3,251,000	3,286,863
The Boeing Company	5.150	05-01-30	2,036,000	2,019,895
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.805	05-01-50	2,172,000	$2,172,125
TransDigm, Inc.	5.500	11-15-27	3,258,000	2,987,553
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	393,605
Watco Companies LLC (D)	6.500	06-15-27	147,000	141,855
Airlines 1.0%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	671,013	648,863
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	535,787	511,805
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	617,841	653,588
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,846,208	4,500,916
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	1,102,600	1,085,232
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,666,658	1,499,961
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	484,800	416,655
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,056,713	999,924
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	873,613	778,929
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,669,024	1,393,880
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,127,839	1,008,433
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,092,000	962,157
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	814,000	734,337
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	703,806	699,463
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	549,851	524,764
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	495,454	479,610
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	380,517	413,146
Delta Air Lines, Inc.	2.900	10-28-24	2,984,000	2,845,781
Delta Air Lines, Inc.	3.800	04-19-23	1,722,000	1,719,761
Delta Air Lines, Inc.	4.375	04-19-28	1,865,000	1,745,155
Delta Air Lines, Inc. (D)	4.500	10-20-25	370,000	367,496
Delta Air Lines, Inc. (D)	4.750	10-20-28	1,640,559	1,621,425
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,288,742	1,158,702
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,282,221	$2,231,234
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	300,946	301,774
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,044,412	1,745,966
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,391,648	2,240,382
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	221,824	213,521
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,557,690	1,513,539
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,765,058	3,841,476
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	756,960	728,085
United Airlines, Inc. (D)	4.375	04-15-26	140,000	135,170
United Airlines, Inc. (D)	4.625	04-15-29	288,000	264,240
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	110,142	108,672
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	912,139	924,990
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	267,915	272,527
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	889,784	849,229
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,630,000	1,391,613
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	111,000
Builders FirstSource, Inc. (D)	6.750	06-01-27	141,000	145,406
MIWD Holdco II LLC (D)	5.500	02-01-30	290,000	250,850
Owens Corning	3.950	08-15-29	1,435,000	1,403,343
Commercial services and supplies 0.3%
Albion Financing 1 Sarl (D)	6.125	10-15-26	955,000	888,150
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	404,648
APX Group, Inc. (D)	5.750	07-15-29	1,322,000	1,083,181
Cimpress PLC (D)	7.000	06-15-26	2,114,000	1,971,305
Clean Harbors, Inc. (D)	4.875	07-15-27	120,000	117,600
Deluxe Corp. (D)	8.000	06-01-29	636,000	603,507
Garda World Security Corp. (D)	6.000	06-01-29	1,037,000	859,248
GFL Environmental, Inc. (D)	3.500	09-01-28	1,776,000	1,580,640
GFL Environmental, Inc. (D)	4.375	08-15-29	1,148,000	1,018,506
GFL Environmental, Inc. (D)	4.750	06-15-29	747,000	677,903
Graphic Packaging International LLC (D)	3.500	03-01-29	1,359,000	1,199,318
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	273,000	$256,197
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	163,870
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	709,909
Williams Scotsman International, Inc. (D)	4.625	08-15-28	219,000	207,273
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,177,000	1,163,759
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,316,937
MasTec, Inc. (D)	4.500	08-15-28	862,000	826,514
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	88,000	89,637
Quanta Services, Inc.	0.950	10-01-24	1,063,000	996,162
Tutor Perini Corp. (D)	6.875	05-01-25	1,706,000	1,597,243
Electrical equipment 0.0%
Atkore, Inc. (D)	4.250	06-01-31	463,000	409,755
Vertiv Group Corp. (D)	4.125	11-15-28	1,627,000	1,417,524
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	844,000	755,803
Hillenbrand, Inc.	3.750	03-01-31	1,401,000	1,236,383
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	419,742
TK Elevator U.S. Newco, Inc. (D)	5.250	07-15-27	366,000	342,876
Professional services 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	2,005,330
TriNet Group, Inc. (D)	3.500	03-01-29	881,000	798,406
Road and rail 0.1%
The Hertz Corp. (D)	4.625	12-01-26	181,000	164,985
The Hertz Corp. (D)	5.000	12-01-29	395,000	345,625
Uber Technologies, Inc. (D)	4.500	08-15-29	2,598,000	2,237,553
Uber Technologies, Inc. (D)	7.500	05-15-25	1,178,000	1,216,297
Uber Technologies, Inc. (D)	7.500	09-15-27	2,073,000	2,133,055
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	1.650	10-29-24	3,195,000	2,978,416
AerCap Ireland Capital DAC	1.750	01-30-26	2,999,000	2,666,082
AerCap Ireland Capital DAC	2.450	10-29-26	3,243,000	2,884,008
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	1,931,501
AerCap Ireland Capital DAC	3.650	07-21-27	576,000	539,803
Air Lease Corp.	2.100	09-01-28	1,159,000	988,799
Air Lease Corp.	2.875	01-15-26	923,000	863,342
Air Lease Corp.	3.625	12-01-27	1,495,000	1,407,205
Alta Equipment Group, Inc. (D)	5.625	04-15-26	270,000	251,016
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	907,644
Ashtead Capital, Inc. (D)	4.250	11-01-29	747,000	713,567
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,056,188
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	$971,664
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,336,685
Boise Cascade Company (D)	4.875	07-01-30	153,000	143,889
H&E Equipment Services, Inc. (D)	3.875	12-15-28	1,266,000	1,102,743
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	878,000	747,821
United Rentals North America, Inc.	3.875	11-15-27	785,000	751,638
United Rentals North America, Inc.	3.875	02-15-31	956,000	843,001
United Rentals North America, Inc.	4.875	01-15-28	1,865,000	1,814,757
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	1,324,000	1,069,130
Information technology 1.9%				78,540,059
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,146,291
Motorola Solutions, Inc.	2.750	05-24-31	2,559,000	2,134,727
Motorola Solutions, Inc.	4.600	05-23-29	840,000	823,376
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,834,000	1,830,387
IT services 0.2%
Block, Inc. (D)	2.750	06-01-26	472,000	430,473
Block, Inc. (D)	3.500	06-01-31	643,000	538,513
CGI, Inc. (D)	1.450	09-14-26	1,976,000	1,778,122
Gartner, Inc. (D)	3.625	06-15-29	573,000	512,835
Gartner, Inc. (D)	3.750	10-01-30	257,000	229,193
Gartner, Inc. (D)	4.500	07-01-28	1,789,000	1,714,605
PayPal Holdings, Inc.	2.850	10-01-29	2,783,000	2,548,129
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	928,507
VeriSign, Inc.	2.700	06-15-31	1,300,000	1,122,644
VeriSign, Inc.	5.250	04-01-25	565,000	583,952
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc. (D)	3.419	04-15-33	2,777,000	2,382,501
Broadcom, Inc.	4.750	04-15-29	7,062,000	7,050,638
Broadcom, Inc. (D)	4.926	05-15-37	3,864,000	3,612,260
KLA Corp.	4.100	03-15-29	1,520,000	1,527,766
Marvell Technology, Inc.	2.450	04-15-28	2,500,000	2,221,926
Micron Technology, Inc.	4.185	02-15-27	5,466,000	5,425,869
Micron Technology, Inc.	4.975	02-06-26	912,000	934,335
Micron Technology, Inc.	5.327	02-06-29	4,718,000	4,884,259
NXP BV (D)	3.250	05-11-41	863,000	674,726
NXP BV (D)	3.875	06-18-26	2,812,000	2,769,144
Qorvo, Inc. (D)	1.750	12-15-24	1,588,000	1,498,024
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,068,752
Renesas Electronics Corp. (D)	1.543	11-26-24	1,774,000	1,666,058
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	1,513,000	$1,370,882
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	1,132,000	1,064,080
Infor, Inc. (D)	1.750	07-15-25	413,000	384,657
Oracle Corp.	2.950	04-01-30	5,040,000	4,348,095
PTC, Inc. (D)	4.000	02-15-28	196,000	181,655
Workday, Inc.	3.500	04-01-27	1,245,000	1,213,568
Workday, Inc.	3.800	04-01-32	1,411,000	1,335,114
Ziff Davis, Inc. (D)	4.625	10-15-30	720,000	642,017
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (D)	8.000	02-10-26	573,000	563,481
CDW LLC	3.250	02-15-29	460,000	404,800
CDW LLC	3.569	12-01-31	2,594,000	2,271,138
Dell International LLC (D)	3.450	12-15-51	2,439,000	1,719,847
Dell International LLC	4.900	10-01-26	3,270,000	3,337,706
Dell International LLC	5.300	10-01-29	1,564,000	1,611,756
Dell International LLC	5.850	07-15-25	1,093,000	1,147,464
Dell International LLC	8.350	07-15-46	459,000	612,506
Western Digital Corp.	4.750	02-15-26	2,167,000	2,151,181
Xerox Holdings Corp. (D)	5.500	08-15-28	1,269,000	1,142,100
Materials 1.0%				42,158,858
Chemicals 0.4%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	961,981
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	1,801,410
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	1,381,000	1,431,268
CVR Partners LP (D)	6.125	06-15-28	539,000	528,220
Cydsa SAB de CV (D)	6.250	10-04-27	1,207,000	1,139,118
FS Luxembourg Sarl (D)	10.000	12-15-25	1,815,000	1,855,838
INEOS Quattro Finance 2 PLC (D)	3.375	01-15-26	320,000	292,160
LSB Industries, Inc. (D)	6.250	10-15-28	717,000	702,617
Methanex Corp.	4.250	12-01-24	1,190,000	1,171,184
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	1,569,000	1,390,934
Sasol Financing USA LLC	5.500	03-18-31	2,154,000	1,938,600
Trinseo Materials Operating SCA (D)	5.125	04-01-29	928,000	817,976
Tronox, Inc. (D)	4.625	03-15-29	1,066,000	951,405
Valvoline, Inc. (D)	3.625	06-15-31	1,712,000	1,391,000
WR Grace Holdings LLC (D)	4.875	06-15-27	759,000	713,612
WR Grace Holdings LLC (D)	5.625	08-15-29	684,000	582,700
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,463,162
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,108,380
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	$563,854
Standard Industries, Inc. (D)	4.375	07-15-30	596,000	496,978
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	185,710
Vulcan Materials Company	3.500	06-01-30	1,243,000	1,179,306
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	137,000	136,658
Graham Packaging Company, Inc. (D)	7.125	08-15-28	74,000	66,724
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	139,000	140,390
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	678,665
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	1,811,000	1,580,098
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	907,000	800,428
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	280,000	270,200
Metals and mining 0.4%
Anglo American Capital PLC (D)	3.875	03-16-29	460,000	436,010
Anglo American Capital PLC (D)	4.750	04-10-27	1,100,000	1,103,021
Arconic Corp. (D)	6.000	05-15-25	304,000	305,037
Arconic Corp. (D)	6.125	02-15-28	747,000	723,656
First Quantum Minerals, Ltd. (D)	6.500	03-01-24	500,000	500,710
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	665,000	666,663
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,134,000	1,139,670
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	590,162
Freeport-McMoRan, Inc.	4.250	03-01-30	2,022,000	1,902,500
Freeport-McMoRan, Inc.	4.625	08-01-30	2,169,000	2,095,210
Freeport-McMoRan, Inc.	5.450	03-15-43	2,369,000	2,367,958
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	266,272
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	461,000	478,369
Newmont Corp.	2.800	10-01-29	915,000	829,808
Novelis Corp. (D)	4.750	01-30-30	2,329,000	2,142,051
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	271,185
Real estate 0.9%				38,406,363
Equity real estate investment trusts 0.9%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,024,555
American Tower Corp.	3.550	07-15-27	3,418,000	3,261,169
American Tower Corp.	3.800	08-15-29	1,140,000	1,065,346
Crown Castle International Corp.	3.300	07-01-30	287,000	259,735
Crown Castle International Corp.	3.650	09-01-27	2,307,000	2,216,218
Crown Castle International Corp.	3.800	02-15-28	926,000	891,441
Equinix, Inc.	1.550	03-15-28	1,970,000	1,678,585
Equinix, Inc.	1.800	07-15-27	1,127,000	992,271
Equinix, Inc.	2.500	05-15-31	3,405,000	2,860,427
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	3.200	11-18-29	1,110,000	$1,006,240
GLP Capital LP	3.250	01-15-32	878,000	738,688
GLP Capital LP	5.375	04-15-26	1,489,000	1,518,999
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	1,968,017
Host Hotels & Resorts LP	3.500	09-15-30	1,591,000	1,429,283
Host Hotels & Resorts LP	4.500	02-01-26	839,000	837,807
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	1,304,000	1,149,059
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	715,431
Iron Mountain, Inc. (D)	5.250	07-15-30	1,384,000	1,268,491
MGM Growth Properties Operating Partnership LP (D)	3.875	02-15-29	798,000	756,718
RHP Hotel Properties LP (D)	4.500	02-15-29	2,068,000	1,868,376
RLJ Lodging Trust LP (D)	3.750	07-01-26	824,000	762,200
SBA Communications Corp.	3.875	02-15-27	2,835,000	2,690,982
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,137,290
Uniti Group LP (D)	6.500	02-15-29	593,000	511,706
Ventas Realty LP	3.500	02-01-25	1,355,000	1,341,317
VICI Properties LP (D)	4.125	08-15-30	1,099,000	987,309
VICI Properties LP (D)	4.625	12-01-29	1,848,000	1,735,272
VICI Properties LP	4.950	02-15-30	850,000	843,578
VICI Properties LP	5.125	05-15-32	442,000	438,632
XHR LP (D)	4.875	06-01-29	490,000	451,221
Utilities 0.7%				28,080,023
Electric utilities 0.4%
ABY Transmision Sur SA (D)	6.875	04-30-43	825,373	965,687
Emera US Finance LP	3.550	06-15-26	1,667,000	1,626,693
FirstEnergy Corp.	2.650	03-01-30	1,259,000	1,067,670
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	421,540
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	300,000	311,225
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,610,000	3,538,318
NRG Energy, Inc. (D)	2.450	12-02-27	1,813,000	1,605,910
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	355,950
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	877,455
NRG Energy, Inc. (D)	3.875	02-15-32	2,092,000	1,746,287
NRG Energy, Inc. (D)	4.450	06-15-29	1,365,000	1,307,777
Vistra Operations Company LLC (D)	3.700	01-30-27	3,350,000	3,137,673
Vistra Operations Company LLC (D)	4.300	07-15-29	2,375,000	2,205,716
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	1,635,000	1,610,279
Suburban Propane Partners LP (D)	5.000	06-01-31	852,000	774,766
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,201,000	$1,068,890
DPL, Inc.	4.125	07-01-25	1,276,000	1,224,960
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	130,755	127,093
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,071,000	1,010,756
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	241,544
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	2,031,000	1,880,609

NiSource, Inc.	3.600	05-01-30	1,041,000	973,225
Municipal bonds 0.1%				$4,575,423
(Cost $5,175,075)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,094,395
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,375,713
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	84,442

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,221,000	2,020,873
Term loans (G) 0.3%				$10,280,801
(Cost $10,563,681)
Communication services 0.0%				528,345
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B (1 month LIBOR + 5.500%)	6.264	09-01-27	531,000	528,345
Consumer discretionary 0.1%				4,403,577
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	2,218,440	2,182,390
Fertitta Entertainment LLC, Initial Term Loan B (1 month CME Term SOFR + 4.000%)	4.700	01-27-29	630,000	626,667
Household durables 0.0%
Hunter Douglas, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	4.000	02-26-29	1,678,000	1,594,520
Industrials 0.1%				2,850,326
Commercial services and supplies 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%)	5.063	03-31-28	356,755	353,187
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.313	06-02-28	2,663,615	2,497,139
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.1%				$1,274,098
Software 0.1%
Quasar Intermediate Holdings, Ltd., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	4.750	02-01-29	1,299,000	1,274,098
Materials 0.0%				1,224,455
Containers and packaging 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (H)	TBD	04-13-29	322,000	317,534

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (H)	TBD	04-03-24	926,138	906,921
Collateralized mortgage obligations 3.0%				$125,644,076
(Cost $136,750,097)
Commercial and residential 2.3%				95,637,529
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	1,021,391	1,001,442
Series 2021-2, Class A1 (D)(I)	0.985	04-25-66	701,903	640,931
Series 2021-4, Class A1 (D)(I)	1.035	01-20-65	1,566,980	1,467,879
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	2,162,917	1,946,850
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	1,225,842	1,141,896
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	575,000	495,343
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	653,956
Series 2020-C6, Class A2	2.690	02-15-53	822,000	798,917
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	4.123	09-15-32	385,000	384,089
Series 2015-SRCH, Class D (D)(I)	5.122	08-10-35	840,000	812,088
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	976,909	956,327
Series 2019-B13, Class A2	2.889	08-15-57	780,000	757,517
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(F)	2.270	05-15-39	1,521,000	1,518,791
Series 2022-BOCA, Class A (1 month CME Term SOFR + 2.319%) (D)(F)	2.819	05-15-39	570,000	569,170
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(F)	2.248	04-15-37	4,302,000	4,293,830
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	1,023,701	965,139
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.205	01-10-35	7,015,000	104
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(F)	1.875	03-15-37	1,636,746	1,607,039
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	1.484	10-15-37	1,643,119	1,614,338
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	1.405	11-15-38	1,348,000	$1,321,404
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	1.654	09-15-36	1,945,000	1,878,615
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(F)	1.499	01-17-39	3,220,000	3,171,148
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (D)(F)	2.304	12-15-37	478,000	469,342
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	3.104	12-15-37	946,000	925,931
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	1,658,000	1,655,355
Series 2019-SMRT, Class A (D)	4.149	01-10-36	853,000	858,187
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	1,573,479	1,398,028
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	2,174,023	1,927,654
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	1,885,804	1,732,946
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	2,928,766	2,722,093
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.682	08-15-45	1,344,591	106
Series 2012-CR3, Class XA IO	1.988	10-15-45	4,321,464	8,497
Series 2014-CR15, Class XA IO	0.779	02-10-47	4,139,698	42,542
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.578	05-10-51	9,602,984	217,846
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.540	08-10-30	880,000	860,999
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	297,817
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	947,393
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	2.154	05-15-36	1,390,000	1,373,396
Series 2020-NET, Class A (D)	2.257	08-15-37	677,353	635,704
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	1,326,837	1,266,431
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	1,064,913	1,002,022
Series 2021-NQM5, Class A1 (D)(I)	0.938	05-25-66	1,067,843	995,049
Series 2021-NQM6, Class A1 (D)(I)	1.174	07-25-66	1,867,142	1,710,208
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(I)	0.797	02-25-66	494,281	457,979
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	1,196,513	1,089,645
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	2,083,067	1,842,106
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	922,312	878,483
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	934,121	869,190
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	1,440,353	1,350,378
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(I)	3.932	10-10-35	320,000	304,918
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-485L, Class C (D)(I)	4.115	02-10-37	250,000	$235,109
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	829,344
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	623,109
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	251,240	244,333
Series 2021-NQM1, Class A1 (D)(I)	1.017	07-25-61	622,239	591,493
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	969,771	896,828
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	326,072
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	400,000	388,817
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.279	05-15-48	1,466,000	1,459,608
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	5,623,800	443
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,111,326
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	1.904	05-15-36	840,000	825,239
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	1.254	03-15-38	1,848,967	1,809,740
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	1.954	03-15-38	1,517,706	1,459,865
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	778,412	742,488
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	1.954	11-15-34	1,125,000	1,115,038
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.917	11-15-32	464,000	461,258
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	380,000	360,343
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	1,068,634	1,021,500
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	406,155	382,989
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	1,649,711	1,533,810
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	1,966,554	1,780,670
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	235,530
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	1,766,905	1,616,938
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,459,524
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (D)(F)	1.522	01-15-39	4,367,000	4,301,400
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	2,074,381	1,948,797
Towd Point Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	37

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-1, Class A5 (D)(I)	3.170	10-25-53	566,000	$559,781
Series 2015-2, Class 1M2 (D)(I)	3.312	11-25-60	815,000	813,707
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	43,042	42,935
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	197,260	195,001
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	881,592	856,880
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	90,611	89,961
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	859,961	862,142
Series 2019-1, Class A1 (D)(I)	3.656	03-25-58	911,174	898,378
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	1,059,946	1,036,134
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,581,500	1,467,259
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	397,821	382,075
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	1,636,545	1,518,304
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	854,374	765,241
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	1,837,199	1,665,517
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	901,743	878,294
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	2.000	11-15-45	3,637,674	7,251
U.S. Government Agency 0.7%				30,006,547
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(F)	1.289	01-25-42	2,312,000	2,269,898
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(F)	1.589	02-25-42	1,632,288	1,616,779
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(F)	2.689	02-25-42	1,956,000	1,920,819
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(F)	2.251	04-25-42	2,191,000	2,191,003
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	3.151	04-25-42	1,172,000	1,172,742
Series K021, Class X1 IO	1.502	06-25-22	106,862	8
Series K022, Class X1 IO	1.259	07-25-22	6,611,272	8,431
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(F)	2.389	03-25-42	2,063,208	2,065,470
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(F)	2.289	03-25-42	910,000	910,142
Government National Mortgage Association
Series 2012-114, Class IO	0.659	01-16-53	1,110,886	21,461
Series 2016-174, Class IO	0.848	11-16-56	2,103,536	97,839
Series 2017-109, Class IO	0.289	04-16-57	2,315,792	59,972
Series 2017-124, Class IO	0.608	01-16-59	1,926,981	68,849
Series 2017-135, Class IO	0.725	10-16-58	2,887,142	126,171
Series 2017-140, Class IO	0.489	02-16-59	1,351,696	50,903
Series 2017-159, Class IO	0.445	06-16-59	2,131,070	85,106
Series 2017-169, Class IO	0.589	01-16-60	24,555,178	998,094
38	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-20, Class IO	0.612	12-16-58	3,298,780	$110,725
Series 2017-22, Class IO	0.717	12-16-57	956,551	42,313
Series 2017-41, Class IO	0.627	07-16-58	2,478,108	86,031
Series 2017-46, Class IO	0.634	11-16-57	2,913,215	118,700
Series 2017-61, Class IO	0.771	05-16-59	1,330,958	59,258
Series 2018-158, Class IO	0.751	05-16-61	3,228,397	186,146
Series 2018-35, Class IO	0.527	03-16-60	3,971,608	170,459
Series 2018-43, Class IO	0.501	05-16-60	6,088,484	243,999
Series 2018-68, Class IO	0.423	01-16-60	6,671,589	288,268
Series 2018-69, Class IO	0.601	04-16-60	3,593,054	190,978
Series 2018-81, Class IO	0.474	01-16-60	5,190,925	258,661
Series 2018-9, Class IO	0.468	01-16-60	7,100,486	281,991
Series 2019-131, Class IO	0.801	07-16-61	3,122,296	192,247
Series 2020-100, Class IO	0.800	05-16-62	4,295,005	291,125
Series 2020-108, Class IO	0.850	06-16-62	25,264,681	1,674,331
Series 2020-114, Class IO	0.811	09-16-62	11,686,979	799,510
Series 2020-118, Class IO	0.900	06-16-62	9,784,296	692,103
Series 2020-119, Class IO	0.633	08-16-62	5,013,353	295,741
Series 2020-120, Class IO	0.786	05-16-62	2,878,152	193,409
Series 2020-137, Class IO	0.801	09-16-62	19,724,744	1,278,937
Series 2020-150, Class IO	0.952	12-16-62	9,277,879	707,506
Series 2020-170, Class IO	0.827	11-16-62	12,106,420	849,181
Series 2020-92, Class IO	0.876	02-16-62	9,982,177	708,609
Series 2021-110, Class IO	0.872	01-16-63	7,403,801	536,619
Series 2021-110, Class IO	0.879	11-16-63	7,636,791	587,793
Series 2021-163, Class IO	0.796	03-16-64	9,559,985	687,687
Series 2021-3, Class IO	0.871	09-16-62	21,211,494	1,532,566
Series 2021-40, Class IO	0.822	02-16-63	4,424,555	315,887
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	848,796
Series 2022-21, Class IO	0.784	10-16-63	4,969,625	365,146
Series 2022-53, Class IO	0.713	06-16-64	18,449,791	1,249,807

Series 2022-57, Class IO	0.756	09-16-63	7,141,043	498,331
Asset backed securities 3.5%				$149,687,317
(Cost $161,128,763)
Asset backed securities 3.5%				149,687,317
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,436,673
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	2,300,000	2,112,460
Series 2021-SFR4, Class A (D)	2.117	12-17-38	1,135,000	1,032,804
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	2,545,290	2,516,846
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	1,058,251	997,816
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,694,960	$2,513,506
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	2,401,000	2,311,294
Series 2020-1A, Class A (D)	2.330	08-20-26	2,091,000	1,995,282
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	854,858	821,922
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	760,853	741,043
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (D)(F)	2.164	07-15-32	1,165,000	1,156,311
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	1,297,000	1,244,508
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,446,028
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,605,025	2,416,358
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,610,916	2,377,802
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	1,219,414	1,179,206
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	3,056,854	2,798,620
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,491,604	2,242,803
Series 2022-1A, Class A1 (D)	2.720	01-18-47	1,717,965	1,582,914
CoreVest American Finance Trust
Series 2019-3, Class A (D)	2.705	10-15-52	332,420	319,189
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,183,000	1,083,242
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	823,680	808,143
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,118,678	3,692,118
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	459,582
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,844,733	2,795,695
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,876,050	1,683,192
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,508,900	1,355,627
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,384,020	2,066,633
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(F)	2.284	04-15-33	1,874,000	1,864,665
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,069,138	2,829,624
Series 2020-SFR2, Class A (D)	1.266	10-19-37	3,725,237	3,390,955
Series 2021-SFR1, Class A (D)	1.538	08-17-38	2,617,353	2,373,623
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,526,497
40	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	1,327,965	$1,323,815
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	735,515	718,736
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	3,486,000	3,340,741
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	3,803,000	3,775,701
Series 2020-2, Class A	1.060	09-15-27	2,829,000	2,611,501
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3	1.260	11-16-26	642,000	616,552
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (D)	2.900	04-15-26	2,135,000	2,113,601
Series 2020-1, Class A (D)	0.680	08-15-25	935,000	907,988
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,364,799
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,914,000	1,808,922
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	456,587	450,762
Series 2018-AA, Class A (D)	3.540	02-25-32	392,903	391,364
Series 2022-1D, Class B (D)	4.100	06-20-34	293,000	292,952
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	2,163,816	1,976,763
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,248,000	1,178,992
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	1,375,110	1,338,709
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,202,000	2,034,542
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	81,702	80,945
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	827,207	820,511
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	197,135	197,961
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,096,019	1,080,868
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,503,374	1,344,193
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,645,453	3,325,462
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,468,000	1,328,220
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	2,970,825
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	909,454
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	537,030	496,348
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (D)(F)	2.213	10-20-34	1,131,000	1,113,752
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	41

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	602,407	$605,544
Series 2020-1A, Class A2 (D)	3.101	02-15-28	266,373	266,334
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	1,362,000	1,314,816
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,132,000	1,067,223
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	972,654
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	189,067	187,954
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	2,804,000	2,709,462
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	1,803,935	1,601,485
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,473,068	2,403,186
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (D)	3.200	01-20-36	214,900	212,582
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,639,614	1,606,928
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,741,984	1,641,877
Series 2021-A, Class APT2 (D)	1.070	01-15-53	1,197,472	1,087,532
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,083,683	2,003,224
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,926,695	1,670,387
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	425,170	382,879
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,508,208	3,120,501
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,386,297	1,225,939
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (D)	2.560	11-25-31	4,926,000	4,851,387
Series 2020-1A, Class A (D)	1.350	05-25-33	1,795,000	1,678,435
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	1,893,000	1,826,438
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,942,417	2,682,031
Series 2021-1A, Class A (D)	1.860	03-20-46	1,968,165	1,817,120
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	1,734,000	1,588,368
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,513,000	1,344,932
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	1,592,000	1,516,148
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,554,157	2,365,307
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	732,834	716,618
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	1,904,608	1,676,639
42	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	382,307	$338,551
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	2,348,200	2,116,876

	Par value^	Value
Escrow certificates 0.0%		$667
(Cost $0)
LSC Communications, Inc. (A)(D)	1,058,000	667

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.1%				$130,974,987
(Cost $130,976,227)
U.S. Government Agency 1.0%				40,169,000
Federal Farm Credit Bank Discount Note	0.230	05-02-22	6,607,000	6,607,000
Federal Home Loan Bank Discount Note	0.180	05-02-22	33,562,000	33,562,000

	Yield (%)	Shares	Value
Short-term funds 2.1%			90,805,987
Federated Government Obligations Fund, Institutional Class	0.2014(J)	56,849,545	56,849,545
John Hancock Collateral Trust (K)	0.3773(J)	3,396,154	33,956,442

Total investments (Cost $3,543,646,726) 101.7%	$4,299,739,119
Other assets and liabilities, net (1.7%)	(71,119,991)
Total net assets 100.0%	$4,228,619,128

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-22.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	43

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $575,837,944 or 13.6% of the fund’s net assets as of 4-30-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	The rate shown is the annualized seven-day yield as of 4-30-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $3,560,070,058. Net unrealized appreciation aggregated to $739,669,061, of which $977,256,215 related to gross unrealized appreciation and $237,587,154 related to gross unrealized depreciation.
44	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,509,688,834) including $25,936,654 of securities loaned	$4,265,782,677
Affiliated investments, at value (Cost $33,957,892)	33,956,442
Total investments, at value (Cost $3,543,646,726)	4,299,739,119
Cash	1,182,488
Dividends and interest receivable	14,278,278
Receivable for fund shares sold	14,085,687
Receivable for investments sold	21,858,340
Receivable for securities lending income	13,018
Other assets	289,643
Total assets	4,351,446,573
Liabilities
Payable for investments purchased	9,214,436
Payable for delayed delivery securities purchased	72,835,203
Payable for fund shares repurchased	5,696,337
Payable upon return of securities loaned	33,981,010
Payable to affiliates
Accounting and legal services fees	233,232
Transfer agent fees	353,774
Distribution and service fees	217,490
Trustees’ fees	1,624
Other liabilities and accrued expenses	294,339
Total liabilities	122,827,445
Net assets	$4,228,619,128
Net assets consist of
Paid-in capital	$3,484,744,555
Total distributable earnings (loss)	743,874,573
Net assets	$4,228,619,128

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,535,232,468 ÷ 106,184,930 shares)[1]	$23.88
Class C ($244,227,382 ÷ 10,247,460 shares)[1]	$23.83
Class I ($778,034,491 ÷ 32,621,922 shares)	$23.85
Class R2 ($9,742,565 ÷ 408,734 shares)	$23.84
Class R4 ($24,812,905 ÷ 1,034,117 shares)	$23.99
Class R5 ($2,370,659 ÷ 98,968 shares)	$23.95
Class R6 ($634,198,658 ÷ 26,549,202 shares)	$23.89
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$25.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Interest	$26,863,628
Dividends	18,500,788
Securities lending	64,066
Less foreign taxes withheld	(212,595)
Total investment income	45,215,887
Expenses
Investment management fees	12,762,869
Distribution and service fees	5,448,687
Accounting and legal services fees	311,427
Transfer agent fees	2,153,260
Trustees’ fees	34,401
Custodian fees	301,685
State registration fees	152,833
Printing and postage	62,335
Professional fees	98,686
Other	50,767
Total expenses	21,376,950
Less expense reductions	(213,288)
Net expenses	21,163,662
Net investment income	24,052,225
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(189,909)
Affiliated investments	(24,126)
Capital gain distributions received from affiliated investments	1,964
(212,071)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(487,485,716)
Affiliated investments	(2,437)
(487,488,153)
Net realized and unrealized loss	(487,700,224)
Decrease in net assets from operations	$(463,647,999)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$24,052,225	$39,032,525
Net realized gain (loss)	(212,071)	87,530,388
Change in net unrealized appreciation (depreciation)	(487,488,153)	597,017,165
Increase (decrease) in net assets resulting from operations	(463,647,999)	723,580,078
Distributions to shareholders
From earnings
Class A	(61,200,590)	(30,785,230)
Class C	(5,846,511)	(2,493,523)
Class I	(21,340,648)	(13,545,767)
Class R2	(256,866)	(176,663)
Class R4	(666,371)	(434,599)
Class R5	(67,378)	(47,760)
Class R6	(16,494,184)	(9,475,923)
Total distributions	(105,872,548)	(56,959,465)
From fund share transactions	330,128,767	840,622,262
Total increase (decrease)	(239,391,780)	1,507,242,875
Net assets
Beginning of period	4,468,010,908	2,960,768,033
End of period	$4,228,619,128	$4,468,010,908
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.14	$22.51	$20.90	$20.18	$20.40	$18.29
Net investment income[2]	0.14	0.25	0.27	0.32	0.32	0.32
Net realized and unrealized gain (loss) on investments	(2.78)	4.75	1.79	1.84	0.28	2.12
Total from investment operations	(2.64)	5.00	2.06	2.16	0.60	2.44
Less distributions
From net investment income	(0.17)	(0.30)	(0.30)	(0.33)	(0.34)	(0.33)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.62)	(0.37)	(0.45)	(1.44)	(0.82)	(0.33)
Net asset value, end of period	$23.88	$27.14	$22.51	$20.90	$20.18	$20.40
Total return (%)[3,4]	(9.96)[5]	22.38	10.06	11.63	2.89	13.41
Ratios and supplemental data
Net assets, end of period (in millions)	$2,535	$2,592	$1,618	$1,063	$832	$817
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.04	1.08	1.08	1.07	1.08
Expenses including reductions	1.02[6]	1.03	1.07	1.07	1.06	1.08
Net investment income	1.06[6]	0.96	1.25	1.60	1.57	1.62
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.09	$22.48	$20.86	$20.15	$20.37	$18.26
Net investment income[2]	0.02	0.07	0.13	0.18	0.18	0.18
Net realized and unrealized gain (loss) on investments	(2.76)	4.74	1.79	1.83	0.27	2.12
Total from investment operations	(2.74)	4.81	1.92	2.01	0.45	2.30
Less distributions
From net investment income	(0.07)	(0.13)	(0.15)	(0.19)	(0.19)	(0.19)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.52)	(0.20)	(0.30)	(1.30)	(0.67)	(0.19)
Net asset value, end of period	$23.83	$27.09	$22.48	$20.86	$20.15	$20.37
Total return (%)[3,4]	(10.26)[5]	21.48	9.34	10.81	2.18	12.65
Ratios and supplemental data
Net assets, end of period (in millions)	$244	$314	$314	$351	$400	$499
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[6]	1.74	1.78	1.78	1.77	1.78
Expenses including reductions	1.72[6]	1.73	1.77	1.77	1.76	1.78
Net investment income (loss)	(0.01)[6]	0.26	0.60	0.91	0.87	0.93
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
50	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.11	$22.49	$20.88	$20.16	$20.39	$18.28
Net investment income[2]	0.17	0.32	0.33	0.38	0.38	0.37
Net realized and unrealized gain (loss) on investments	(2.77)	4.75	1.80	1.84	0.27	2.12
Total from investment operations	(2.60)	5.07	2.13	2.22	0.65	2.49
Less distributions
From net investment income	(0.21)	(0.38)	(0.37)	(0.39)	(0.40)	(0.38)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.66)	(0.45)	(0.52)	(1.50)	(0.88)	(0.38)
Net asset value, end of period	$23.85	$27.11	$22.49	$20.88	$20.16	$20.39
Total return (%)[3]	(9.84)[4]	22.71	10.41	11.98	3.16	13.77
Ratios and supplemental data
Net assets, end of period (in millions)	$778	$874	$626	$469	$454	$522
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.78	0.79	0.78	0.77
Expenses including reductions	0.72[5]	0.73	0.77	0.78	0.77	0.77
Net investment income	1.30[5]	1.26	1.55	1.90	1.85	1.91
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	51

CLASS R2 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.10	$22.47	$20.86	$20.15	$20.37	$18.27
Net investment income[2]	0.12	0.22	0.25	0.30	0.30	0.31
Net realized and unrealized gain (loss) on investments	(2.78)	4.76	1.79	1.83	0.28	2.10
Total from investment operations	(2.66)	4.98	2.04	2.13	0.58	2.41
Less distributions
From net investment income	(0.15)	(0.28)	(0.28)	(0.31)	(0.32)	(0.31)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.60)	(0.35)	(0.43)	(1.42)	(0.80)	(0.31)
Net asset value, end of period	$23.84	$27.10	$22.47	$20.86	$20.15	$20.37
Total return (%)[3]	(10.02)[4]	22.26	10.03	11.48	2.79	13.27
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$11	$11	$4	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.12	1.16	1.17	1.18	1.18
Expenses including reductions	1.10[5]	1.11	1.15	1.17	1.17	1.17
Net investment income	0.94[5]	0.88	1.18	1.51	1.47	1.58
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
52	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.27	$22.62	$21.00	$20.27	$20.49	$18.36
Net investment income[2]	0.14	0.29	0.28	0.35	0.35	0.35
Net realized and unrealized gain (loss) on investments	(2.78)	4.77	1.83	1.85	0.28	2.13
Total from investment operations	(2.64)	5.06	2.11	2.20	0.63	2.48
Less distributions
From net investment income	(0.19)	(0.34)	(0.34)	(0.36)	(0.37)	(0.35)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.64)	(0.41)	(0.49)	(1.47)	(0.85)	(0.35)
Net asset value, end of period	$23.99	$27.27	$22.62	$21.00	$20.27	$20.49
Total return (%)[3]	(9.88)[4]	22.55	10.24	11.79	3.03	13.64
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$29	$23	$13	$17	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	1.01	1.03	1.03	1.03
Expenses including reductions	0.87[5]	0.88	0.90	0.92	0.92	0.92
Net investment income	1.07[5]	1.12	1.33	1.77	1.70	1.79
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	53

CLASS R5 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.23	$22.58	$20.96	$20.24	$20.47	$18.34
Net investment income[2]	0.16	0.34	0.36	0.39	0.40	0.39
Net realized and unrealized gain (loss) on investments	(2.78)	4.77	1.79	1.84	0.26	2.13
Total from investment operations	(2.62)	5.11	2.15	2.23	0.66	2.52
Less distributions
From net investment income	(0.21)	(0.39)	(0.38)	(0.40)	(0.41)	(0.39)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.66)	(0.46)	(0.53)	(1.51)	(0.89)	(0.39)
Net asset value, end of period	$23.95	$27.23	$22.58	$20.96	$20.24	$20.47
Total return (%)[3]	(9.81)[4]	22.83	10.48	11.98	3.19	13.88
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[5]	0.68	0.71	0.73	0.73	0.73
Expenses including reductions	0.67[5]	0.67	0.70	0.72	0.72	0.72
Net investment income	1.25[5]	1.32	1.65	1.95	1.96	1.97
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
54	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$27.15	$22.52	$20.91	$20.19	$20.41	$18.30
Net investment income[2]	0.19	0.35	0.35	0.40	0.41	0.39
Net realized and unrealized gain (loss) on investments	(2.78)	4.76	1.80	1.84	0.27	2.12
Total from investment operations	(2.59)	5.11	2.15	2.24	0.68	2.51
Less distributions
From net investment income	(0.22)	(0.41)	(0.39)	(0.41)	(0.42)	(0.40)
From net realized gain	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)	—
Total distributions	(0.67)	(0.48)	(0.54)	(1.52)	(0.90)	(0.40)
Net asset value, end of period	$23.89	$27.15	$22.52	$20.91	$20.19	$20.41
Total return (%)[3]	(9.78)[4]	22.86	10.52	12.07	3.30	13.87
Ratios and supplemental data
Net assets, end of period (in millions)	$634	$645	$366	$226	$166	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[5]	0.64	0.66	0.68	0.68	0.68
Expenses including reductions	0.62[5]	0.63	0.65	0.67	0.67	0.67
Net investment income	1.53[5]	1.37	1.67	2.00	1.98	1.97
Portfolio turnover (%)	29	65	89	76	58	52

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	55

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
56	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,443,178,532	$2,357,393,649	$85,784,883	—
Preferred securities	3,385,030	3,385,030	—	—
U.S. Government and Agency obligations	517,209,565	—	517,209,565	—
Foreign government obligations	8,431,491	—	8,431,491	—
Corporate bonds	906,371,230	—	906,371,230	—
Municipal bonds	4,575,423	—	4,575,423	—
Term loans	10,280,801	—	10,280,801	—
Collateralized mortgage obligations	125,644,076	—	125,644,076	—
Asset backed securities	149,687,317	—	149,687,317	—
Escrow certificates	667	—	667	—
Short-term investments	130,974,987	90,805,987	40,169,000	—
Total investments in securities	$4,299,739,119	$2,451,584,666	$1,848,154,453	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	57

transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
58	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2022, the fund loaned securities valued at $25,936,654 and received $33,981,010 of cash collateral.
In addition, non-cash collateral of approximately $2,362,393 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	59

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $7,733.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
60	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$118,839
Class C	9,638
Class I	38,136
Class R2	482
Class	Expense reduction
Class R4	$1,189
Class R5	114
Class R6	31,182
Total	$199,580

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	61

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $13,708 for Class R4 shares for the six months ended April 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,290,214 for the six months ended April 30, 2022. Of this amount, $134,112 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,156,102 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $150,669 and $14,533 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,949,362	$1,484,806
Class C	1,424,058	160,478
Class I	—	477,992
Class R2	26,531	469
Class R4	48,083	1,181
Class R5	653	112
Class R6	—	28,222
Total	$5,448,687	$2,153,260
62	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	20,847,050	$544,798,576	44,377,705	$1,131,482,031
Distributions reinvested	2,246,898	59,584,258	1,186,458	29,831,942
Repurchased	(12,425,579)	(323,246,272)	(21,906,783)	(559,414,869)
Net increase	10,668,369	$281,136,562	23,657,380	$601,899,104
Class C shares
Sold	600,733	$15,750,046	2,317,672	$58,510,635
Distributions reinvested	210,507	5,595,602	97,280	2,394,912
Repurchased	(2,137,967)	(55,458,168)	(4,819,381)	(121,024,529)
Net decrease	(1,326,727)	$(34,112,520)	(2,404,429)	$(60,118,982)
Class I shares
Sold	4,005,865	$104,622,069	10,055,279	$254,442,657
Distributions reinvested	731,374	19,351,480	484,518	12,177,557
Repurchased	(4,339,107)	(112,722,653)	(6,153,456)	(156,660,339)
Net increase	398,132	$11,250,896	4,386,341	$109,959,875
Class R2 shares
Sold	36,002	$937,463	94,853	$2,367,536
Distributions reinvested	8,570	227,103	6,275	156,501
Repurchased	(59,031)	(1,529,114)	(178,027)	(4,566,514)
Net decrease	(14,459)	$(364,548)	(76,899)	$(2,042,477)
Class R4 shares
Sold	52,075	$1,358,311	164,628	$4,228,622
Distributions reinvested	25,011	666,371	17,231	434,599
Repurchased	(108,496)	(2,827,946)	(149,066)	(3,821,077)
Net increase (decrease)	(31,410)	$(803,264)	32,793	$842,144
Class R5 shares
Sold	2,387	$61,446	18,157	$464,379
Distributions reinvested	2,536	67,378	1,892	47,760
Repurchased	(7,739)	(208,119)	(16,658)	(433,404)
Net increase (decrease)	(2,816)	$(79,295)	3,391	$78,735
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	63

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	4,585,180	$119,379,809	10,189,164	$259,246,912
Distributions reinvested	621,743	16,466,373	374,002	9,455,834
Repurchased	(2,419,279)	(62,745,246)	(3,066,211)	(78,698,883)
Net increase	2,787,644	$73,100,936	7,496,955	$190,003,863
Total net increase	12,478,733	$330,128,767	33,095,532	$840,622,262
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $713,618,446 and $620,773,961, respectively, for the six months ended April 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $786,542,319 and $618,962,172, respectively, for the six months ended April 30, 2022.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,396,154	$16,026,677	$166,244,056	$(148,287,728)	$(24,126)	$(2,437)	$64,066	$1,964	$33,956,442

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
64	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	65

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Balanced Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
66	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	67

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
68	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181553	36SA 4/22
6/2022

Semiannual report
John Hancock
Diversified Macro Fund
Alternative
April 30, 2022

A message to shareholders
Dear shareholders,
The international equity markets produced negative returns during the six months ended April 30, 2022. Investors reacted adversely to a wide range of developments during this time, including the emergence of the Omicron variant of COVID-19 in November 2021 and the conflict between Russia and Ukraine in February 2022. Even more important, market sentiment came under pressure from the persistent rise in inflation and world central banks’ effort to combat the trend through tighter monetary policy. The prospect of higher rates weighed most heavily on growth stocks, particularly smaller, faster-growing companies that were top performers in 2021. Conversely, energy and other commodity-related stocks performed well and contributed to outperformance for the value style.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Consolidated Fund’s investments
12	Consolidated financial statements
15	Consolidated financial highlights
20	Notes to consolidated financial statements
31	Statement regarding liquidity risk management
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Portfolio summary
FUTURES CONTRACTS EXPOSURE AS OF 4/30/2022 (Notional basis as a % of net assets)
Energy	11.3
Ags/Softs	11.2
Long Term/Intermediate Rates	10.8
Equity	5.6
Base Metals	1.7
Currency	1.7
Precious Metals	(3.5)
Short Term Rates	(163.0)
TOTAL	(124.2)
FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATION AS OF 4/30/2022 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (7-29-19)	6-month	Since inception (7-29-19)
Class A	6.91	2.44	8.11	6.86
Class C	10.87	3.63	12.44	10.33
Class I1	12.93	4.68	14.01	13.44
Class R6[1]	13.04	4.79	14.00	13.75
Class NAV[1]	13.06	4.76	14.02	13.69
Index†	0.08	0.53	0.07	1.47
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Consolidated financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.67	2.42	1.42	1.31	1.30
Net (%)	1.66	2.41	1.41	1.30	1.29
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Macro Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	7-29-19	11,033	11,033	10,147
Class I1	7-29-19	11,344	11,344	10,147
Class R6[1]	7-29-19	11,375	11,375	10,147
Class NAV[1]	7-29-19	11,369	11,369	10,147
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,137.70	$8.69	1.64%
	Hypothetical example	1,000.00	1,016.70	8.20	1.64%
Class C	Actual expenses/actual returns	1,000.00	1,134.40	12.65	2.39%
	Hypothetical example	1,000.00	1,012.90	11.93	2.39%
Class I	Actual expenses/actual returns	1,000.00	1,140.10	7.38	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%
Class R6	Actual expenses/actual returns	1,000.00	1,140.00	6.84	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class NAV	Actual expenses/actual returns	1,000.00	1,140.20	6.79	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	7

Consolidated Fund’s investments
AS OF 4-30-22 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 42.2%				$234,405,502
(Cost $234,407,560)
U.S. Government 42.2%				234,405,502
U.S. Treasury Bill	0.190	05-05-22	33,500,000	33,499,737
U.S. Treasury Bill	0.285	05-19-22	25,000,000	24,997,403
U.S. Treasury Bill	0.296	05-10-22	30,500,000	30,499,238
U.S. Treasury Bill	0.315	05-26-22	25,000,000	24,994,579
U.S. Treasury Bill	0.359	06-02-22	20,500,000	20,494,170
U.S. Treasury Bill	0.361	06-09-22	28,000,000	27,987,162
U.S. Treasury Bill	0.482	06-16-22	20,500,000	20,488,613
U.S. Treasury Bill	0.560	06-23-22	12,000,000	11,989,769
U.S. Treasury Bill	0.615	06-30-22	39,500,000	39,454,831

Total investments (Cost $234,407,560) 42.2%	$234,405,502
Other assets and liabilities, net 57.8%	320,610,387
Total net assets 100.0%	$555,015,889

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	23	Long	Jun 2022	$26,690,299	$26,499,403	$(190,896)
10-Year U.S. Treasury Note Futures	4	Long	Jun 2022	478,973	476,125	(2,848)
5-Year U.S. Treasury Note Futures	22	Long	Jul 2022	2,485,239	2,476,203	(9,036)
Australian 10-Year Bond Futures	52	Long	Jun 2022	4,763,069	4,520,199	(242,870)
Brent Crude Futures	89	Long	Jun 2022	9,118,618	9,492,740	374,122
CAC40 Index Futures	178	Long	May 2022	12,133,280	11,970,135	(163,145)
Cocoa Futures	44	Long	Jul 2022	977,717	998,667	20,950
Coffee ’C’ Futures	130	Long	Jul 2022	11,151,011	10,827,375	(323,636)
Copper Futures	82	Long	Jul 2022	9,581,521	8,979,000	(602,521)
Corn Futures	412	Long	Jul 2022	15,840,484	16,752,950	912,466
Cotton No. 2 Futures	100	Long	Jul 2022	6,733,823	7,334,500	600,677
Euro STOXX 50 Index Futures	575	Long	Jun 2022	22,370,557	22,328,860	(41,697)
Euro-Bund Futures	70	Long	Jun 2022	11,532,652	11,353,926	(178,726)
Euro-Schatz Futures	894	Long	Jun 2022	105,278,896	103,880,780	(1,398,116)
FTSE 100 Index Futures	245	Long	Jun 2022	21,884,192	22,845,327	961,135
Gas Oil Futures	82	Long	Jun 2022	7,768,956	9,393,100	1,624,144
Gasoline RBOB Futures	130	Long	Jun 2022	17,477,659	18,763,836	1,286,177
Hard Red Winter Wheat Futures	26	Long	Jul 2022	1,316,608	1,438,125	121,517
Natural Gas Futures	185	Long	May 2022	12,392,321	13,469,850	1,077,529
Nikkei 225 Index Futures	104	Long	Jun 2022	20,480,164	21,417,068	936,904
NY Harbor ULSD Futures	63	Long	Jun 2022	9,061,199	10,560,186	1,498,987
Russell 2000 E-Mini Index Futures	74	Long	Jun 2022	7,283,100	6,886,810	(396,290)
SGX Japanese Government Bond Futures	18	Long	Jun 2022	2,072,149	2,073,866	1,717
Soybean Futures	208	Long	Jul 2022	16,809,106	17,524,000	714,894
Soybean Meal Futures	148	Long	Jul 2022	6,727,602	6,415,800	(311,802)
Soybean Oil Futures	130	Long	Jul 2022	5,644,317	6,566,040	921,723
Sugar No. 11 (World) Futures	308	Long	Jul 2022	6,868,117	6,602,534	(265,583)
Tokyo Price Index Futures	4	Long	Jun 2022	581,825	596,263	14,438
U.S. Dollar Index Futures	93	Long	Jun 2022	9,296,473	9,596,205	299,732
WTI Crude Oil Futures	67	Long	May 2022	6,941,494	6,986,090	44,596
2-Year U.S. Treasury Note Futures	82	Short	Jul 2022	(17,286,891)	(17,280,859)	6,032
30-Year U.S. Treasury Bond Futures	174	Short	Jun 2022	(26,963,638)	(24,447,000)	2,516,638
3-Month EURIBOR Futures	1,235	Short	Jun 2023	(323,448,093)	(320,798,256)	2,649,837
3-Month SONIA Index Futures	130	Short	Sep 2023	(40,020,520)	(39,792,332)	228,188
90-Day Eurodollar Futures	2,214	Short	Jun 2023	(541,467,277)	(533,380,275)	8,087,002
Canadian 10-Year Bond Futures	108	Short	Jun 2022	(10,884,988)	(10,595,290)	289,698
Dow Jones Industrial Average E-Mini Index Futures	89	Short	Jun 2022	(15,102,185)	(14,634,270)	467,915
Euro-BOBL Futures	219	Short	Jun 2022	(29,469,769)	(29,387,600)	82,169
Gold 100 Oz Futures	59	Short	Jun 2022	(11,230,767)	(11,195,840)	34,927
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	9

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Hang Seng Index Futures	178	Short	May 2022	$(22,591,408)	$(23,637,528)	$(1,046,120)
Long Gilt Futures	56	Short	Jun 2022	(8,512,119)	(8,343,737)	168,382
NASDAQ 100 E-Mini Index Futures	11	Short	Jun 2022	(2,949,874)	(2,827,440)	122,434
S&P 500 E-Mini Index Futures	59	Short	Jun 2022	(13,077,773)	(12,176,125)	901,648
Silver Futures	63	Short	Jul 2022	(7,928,425)	(7,183,575)	744,850
Wheat Futures	185	Short	Jul 2022	(9,944,377)	(9,758,750)	185,627
						$22,723,769
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	42,232,000	USD	30,831,281	BOA	6/17/2022	—	$(967,086)
CAD	148,782,000	USD	117,333,900	BOA	6/17/2022	—	(1,531,993)
CHF	5,234,000	USD	5,613,131	BOA	6/17/2022	—	(219,591)
EUR	38,505,000	USD	42,601,640	BOA	6/17/2022	—	(1,891,979)
GBP	87,973,000	USD	115,710,685	BOA	6/17/2022	—	(5,082,045)
JPY	10,066,009,000	USD	77,466,473	BOA	6/16/2022	$224,746	—
JPY	17,604,406,000	USD	139,416,126	BOA	6/17/2022	—	(3,536,025)
MXN	490,042,000	USD	23,008,602	BOA	6/17/2022	790,491	—
NZD	51,447,000	USD	35,144,695	BOA	6/17/2022	—	(1,934,762)
USD	100,815,959	AUD	136,955,000	BOA	6/17/2022	3,968,761	—
USD	44,161,253	CAD	56,583,000	BOA	6/17/2022	120,849	—
USD	68,134,921	CHF	63,075,000	BOA	6/17/2022	3,137,300	—
USD	129,167,120	EUR	117,675,000	BOA	6/17/2022	4,754,462	—
USD	216,899,799	GBP	166,656,000	BOA	6/17/2022	7,324,969	—
USD	114,848,473	JPY	15,000,000,000	BOA	5/2/2022	9,558,473	—
USD	76,937,727	JPY	10,066,009,000	BOA	6/16/2022	—	(753,492)
USD	331,746,065	JPY	42,670,897,000	BOA	6/17/2022	3,309,498	—
USD	1,278,140	MXN	26,570,000	BOA	6/17/2022	—	(12,244)
USD	26,073,180	NZD	38,489,000	BOA	6/17/2022	1,227,861	—
						$34,417,410	$(15,929,217)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
10	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $236,443,258. Net unrealized appreciation aggregated to $39,174,206, of which $39,181,146 related to gross unrealized appreciation and $6,940 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	11

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $234,407,560)	$234,405,502
Unrealized appreciation on forward foreign currency contracts	34,417,410
Receivable for futures variation margin	1,200,172
Cash	267,654,469
Collateral held at broker for futures contracts	30,227,899
Interest receivable	8,620
Receivable for fund shares sold	3,371,396
Other assets	57,639
Total assets	571,343,107
Liabilities
Unrealized depreciation on forward foreign currency contracts	15,929,217
Payable for fund shares repurchased	227,808
Payable to affiliates
Accounting and legal services fees	27,143
Transfer agent fees	7,123
Trustees’ fees	191
Other liabilities and accrued expenses	135,736
Total liabilities	16,327,218
Net assets	$555,015,889
Net assets consist of
Paid-in capital	$515,037,227
Total distributable earnings (loss)	39,978,662
Net assets	$555,015,889

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,614,699 ÷ 350,156 shares)[1]	$10.32
Class C ($273,975 ÷ 26,686 shares)[1]	$10.27
Class I ($68,523,442 ÷ 6,621,521 shares)	$10.35
Class R6 ($196,859,039 ÷ 19,001,806 shares)	$10.36
Class NAV ($285,744,734 ÷ 27,600,135 shares)	$10.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Interest	$55,651
Expenses
Investment management fees	3,109,720
Distribution and service fees	1,639
Accounting and legal services fees	37,983
Transfer agent fees	32,983
Trustees’ fees	4,077
Custodian fees	54,670
State registration fees	49,925
Printing and postage	10,259
Professional fees	58,876
Other	16,642
Total expenses	3,376,774
Less expense reductions	(23,146)
Net expenses	3,353,628
Net investment loss	(3,297,977)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(40,312)
Futures contracts	23,581,654
Forward foreign currency contracts	9,601,218
33,142,560
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	156,789
Futures contracts	27,512,834
Forward foreign currency contracts	13,039,619
40,709,242
Net realized and unrealized gain	73,851,802
Increase in net assets from operations	$70,553,825
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	13

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(3,297,977)	$(4,863,224)
Net realized gain	33,142,560	9,941,159
Change in net unrealized appreciation (depreciation)	40,709,242	(297,458)
Increase in net assets resulting from operations	70,553,825	4,780,477
Distributions to shareholders
From earnings
Class A	(7,402)	(1,297)
Class C	(2,387)	(597)
Class I	(1,259,681)	(446,147)
Class R6	(6,077,007)	(728,458)
Class NAV	(10,343,589)	(4,462,481)
Total distributions	(17,690,066)	(5,638,980)
From fund share transactions	(9,145,959)	265,351,574
Total increase	43,717,800	264,493,071
Net assets
Beginning of period	511,298,089	246,805,018
End of period	$555,015,889	$511,298,089
14	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.36	$9.31	$10.22	$10.00
Net investment income (loss)[3]	(0.08)	(0.16)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments	1.32	0.38	(0.42)	0.21
Total from investment operations	1.24	0.22	(0.54)	0.22
Less distributions
From net investment income	(0.28)	(0.17)	—	—
From net realized gain	—	—	(0.37)	—
Total distributions	(0.28)	(0.17)	(0.37)	—
Net asset value, end of period	$10.32	$9.36	$9.31	$10.22
Total return (%)[4,5]	13.77[6]	2.41	(5.49)	2.20[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65[8]	1.67	1.84	1.84[8]
Expenses including reductions	1.64[8]	1.66	1.71	1.70[8]
Net investment income (loss)	(1.55)[8]	(1.66)	(1.29)	0.23[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.27	$9.22	$10.20	$10.00
Net investment loss[3]	(0.11)	(0.22)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	1.32	0.37	(0.43)	0.21
Total from investment operations	1.21	0.15	(0.61)	0.20
Less distributions
From net investment income	(0.21)	(0.10)	—	—
From net realized gain	—	—	(0.37)	—
Total distributions	(0.21)	(0.10)	(0.37)	—
Net asset value, end of period	$10.27	$9.27	$9.22	$10.20
Total return (%)[4,5]	13.44[6]	1.67	(6.22)	2.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.40[8]	2.42	2.59	2.59[8]
Expenses including reductions	2.39[8]	2.41	2.46	2.45[8]
Net investment loss	(2.35)[8]	(2.41)	(1.93)	(0.52)[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.39	$9.35	$10.23	$10.00
Net investment income (loss)[3]	(0.06)	(0.13)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.33	0.37	(0.41)	0.22
Total from investment operations	1.27	0.24	(0.51)	0.23
Less distributions
From net investment income	(0.31)	(0.20)	—	—
From net realized gain	—	—	(0.37)	—
Total distributions	(0.31)	(0.20)	(0.37)	—
Net asset value, end of period	$10.35	$9.39	$9.35	$10.23
Total return (%)[4]	14.01[5]	2.59	(5.18)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$69	$37	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]	1.42	1.59	1.59[6]
Expenses including reductions	1.39[6]	1.41	1.46	1.45[6]
Net investment income (loss)	(1.36)[6]	(1.41)	(1.09)	0.30[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	17

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.41	$9.36	$10.23	$10.00
Net investment income (loss)[3]	(0.06)	(0.12)	(0.10)	0.02
Net realized and unrealized gain (loss) on investments	1.33	0.37	(0.40)	0.21
Total from investment operations	1.27	0.25	(0.50)	0.23
Less distributions
From net investment income	(0.32)	(0.20)	—	—
From net realized gain	—	—	(0.37)	—
Total distributions	(0.32)	(0.20)	(0.37)	—
Net asset value, end of period	$10.36	$9.41	$9.36	$10.23
Total return (%)[4]	14.00[5]	2.77	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$197	$169	$29	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.31	1.48	1.48[7]
Expenses including reductions	1.29[7]	1.30	1.34	1.34[7]
Net investment income (loss)	(1.27)[7]	(1.30)	(1.09)	0.59[7]
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.40	$9.36	$10.23	$10.00
Net investment income (loss)[3]	(0.06)	(0.12)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	1.33	0.37	(0.43)	0.21
Total from investment operations	1.27	0.25	(0.50)	0.23
Less distributions
From net investment income	(0.32)	(0.21)	—	—
From net realized gain	—	—	(0.37)	—
Total distributions	(0.32)	(0.21)	(0.37)	—
Net asset value, end of period	$10.35	$9.40	$9.36	$10.23
Total return (%)[4]	14.02[5]	2.69	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$286	$305	$195	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.30	1.46	1.47[6]
Expenses including reductions	1.28[6]	1.29	1.33	1.33[6]
Net investment income (loss)	(1.26)[6]	(1.29)	(0.76)	0.60[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-22. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	19

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2022, the net assets of the subsidiary were $66,058,423 representing 11.9% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
20	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$234,405,502	—	$234,405,502	—
Total investments in securities	$234,405,502	—	$234,405,502	—
Derivatives:
Assets
Futures	$27,897,055	$26,960,151	$936,904	—
Forward foreign currency contracts	34,417,410	—	34,417,410	—
Liabilities
Futures	(5,173,286)	(4,127,166)	(1,046,120)	—
Forward foreign currency contracts	(15,929,217)	—	(15,929,217)	—
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,669.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2021, the fund has a short-term capital loss carryforward of $9,705,694 and a long-term capital loss carryforward of $15,234,648 available to offset future net realized capital gains. These carryforwards do not expire.
22	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	23

As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2022, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $1.5 billion to $2.6 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
24	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

During the six months ended April 30, 2022, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $889.2 million to $1.7 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2022 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$14,029,663	$(2,022,492)
Currency	Receivable/payable for futures variation margin[1]	Futures	299,732	—
Commodity	Receivable/payable for futures variation margin[1]	Futures	10,163,186	(1,503,542)
Equity	Receivable/payable for futures variation margin[1]	Futures	3,404,474	(1,647,252)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	34,417,410	(15,929,217)
			$62,314,465	$(21,102,503)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$34,417,410	$(15,929,217)
Totals	$34,417,410	$(15,929,217)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$34,417,410	$(15,929,217)	$18,488,193	—	—	$18,488,193
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	25

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2022:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(26,314,125)	—	$(26,314,125)
Currency	148,840	$9,601,218	9,750,058
Commodity	56,333,452	—	56,333,452
Equity	(6,586,513)	—	(6,586,513)
Total	$23,581,654	$9,601,218	$33,182,872
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2022:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$21,127,323	—	$21,127,323
Currency	220,573	$13,039,619	13,260,192
Commodity	5,960,061	—	5,960,061
Equity	204,877	—	204,877
Total	$27,512,834	$13,039,619	$40,552,453
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
26	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$32
Class C	7
Class I	1,964
Class	Expense reduction
Class R6	$7,857
Class NAV	13,286
Total	$23,146

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 1.19% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $836 for the six months ended April 30, 2022. Of this amount, $129 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $707 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	27

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$903	$407
Class C	736	83
Class I	—	24,889
Class R6	—	7,604
Total	$1,639	$32,983
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	387,959	$3,807,122	19,970	$187,613
Distributions reinvested	671	5,984	48	442
Repurchased	(62,376)	(596,015)	(3,695)	(34,747)
Net increase	326,254	$3,217,091	16,323	$153,308
28	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	15,330	$150,703	5,382	$49,941
Distributions reinvested	149	1,322	9	84
Net increase	15,479	$152,025	5,391	$50,025
Class I shares
Sold	3,646,330	$34,895,150	2,968,824	$27,980,971
Distributions reinvested	141,220	1,259,681	48,317	445,003
Repurchased	(1,108,538)	(10,385,937)	(1,505,303)	(14,160,805)
Net increase	2,679,012	$25,768,894	1,511,838	$14,265,169
Class R6 shares
Sold	4,936,572	$45,960,076	17,748,074	$168,032,157
Distributions reinvested	680,455	6,076,463	79,088	728,398
Repurchased	(4,532,543)	(41,914,746)	(3,053,188)	(28,442,581)
Net increase	1,084,484	$10,121,793	14,773,974	$140,317,974
Class NAV shares
Sold	536,261	$4,912,092	12,241,680	$115,814,772
Distributions reinvested	1,158,297	10,343,589	484,526	4,462,481
Repurchased	(6,580,120)	(63,661,443)	(1,031,936)	(9,712,155)
Net increase (decrease)	(4,885,562)	$(48,405,762)	11,694,270	$110,565,098
Total net increase (decrease)	(780,333)	$(9,145,959)	28,001,796	$265,351,574
Affiliates of the fund owned 1%, 19% and 100% of shares of Class A, Class C and Class NAV, respectively, on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 51.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.8%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.7%
John Hancock Funds II Alternative Asset Allocation	8.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.6%
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	29

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.1%
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Macro Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Graham Capital Management, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	31

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
32	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Graham Capital Management, L.P.
Portfolio Managers
Pablo E. Calderini
Kenneth G. Tropin
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181974	473SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 16, 2022
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 16, 2022